UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2012 – December 31, 2012

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

	Security
Shares	Description			Value
Long Positions - 81.0%
Equity Securities - 42.1%
Common Stock - 40.1%
Consumer Discretionary - 8.9%
69,600	Aaron's, Inc. (a)			$1,968,288
94,200	ANN, Inc. (a)(b)			3,187,728
208,500	Apollo Group, Inc., Class A (a)(b)			4,361,820
60,000	Arctic Cat, Inc. (a)(b)			2,003,400
287,644	Bed Bath & Beyond, Inc. (a)(b)(c)			16,082,176
107,800	Best Buy Co., Inc. (a)			1,277,430
44,092	Biglari Holdings, Inc. (a)(b)			17,196,762
167,094	Callaway Golf Co.			1,086,111
96,300	Capella Education Co. (a)(b)			2,718,549
671,200	CarMax, Inc. (a)(b)(c)(d)			25,196,848
55,700	Cash America International, Inc. (a)			2,209,619
53,700	Chico's FAS, Inc. (a)			991,302
26,700	Coach, Inc. (a)			1,482,117
166,200	CTC Media, Inc. (a)			1,293,036
638,936	CVS Caremark Corp. (a)			30,892,556
10,755	Deckers Outdoor Corp. (b)(c)			433,104
85,100	DIRECTV (a)(b)			4,268,616
38,000	DISH Network Corp., Class A (a)			1,383,200
50,300	Equifax, Inc. (a)			2,722,236
147,028	Ford Motor Co.			1,904,013
74,300	Francesca's Holdings Corp. (a)(b)			1,928,828
55,900	GameStop Corp., Class A (a)			1,402,531
33,000	Gartner, Inc. (a)(b)			1,518,660
50,410	General Motors Co. (b)			1,453,320
24,000	Google, Inc., Class A (a)(b)(d)			17,024,880
341,800	H&R Block, Inc. (a)			6,347,226
35,100	Hanesbrands, Inc. (a)(b)			1,257,282
55,400	IAC/InterActiveCorp. (a)			2,620,420
87,200	International Game Technology (a)			1,235,624
68,400	Interval Leisure Group, Inc. (a)			1,326,276
27,000	Jarden Corp. (a)(b)			1,395,900
75,300	JC Penney Co., Inc.			1,484,163
68,500	Kirkland's, Inc. (a)(b)			725,415
411,985	Kohl's Corp. (a)(c)			17,707,115
200,000	Liberty Media Corp. - Interactive, Class A (b)			3,936,000
72,000	LKQ Corp. (a)(b)			1,519,200
695,900	Lowe's Cos., Inc. (a)(c)(d)			24,718,368
25,000	Ltd. Brands, Inc. (a)			1,176,500
16,300	Lululemon Athletica, Inc. (a)(b)			1,242,549
34,900	Mattel, Inc. (a)			1,278,038
162,000	Meritor, Inc. (a)(b)			766,260
92,000	Newell Rubbermaid, Inc. (a)			2,048,840
55,700	Oshkosh Corp. (a)(b)			1,651,505
74,500	Papa John's International, Inc. (a)(b)			4,093,030
329,500	PetMed Express, Inc. (a)			3,657,450
18,500	PetSmart, Inc. (a)			1,264,290
17,500	Polaris Industries, Inc. (a)			1,472,625
25,000	Reynolds American, Inc. (a)			1,035,750
364,400	Robert Half International, Inc. (a)			11,595,208
120,600	Rollins, Inc. (a)			2,658,024
42,200	Rue21, Inc. (a)(b)			1,198,058
35,600	Scripps Networks Interactive, Inc., Class A (a)			2,061,952
31,505	Sears Holdings Corp. (b)			1,303,047
82,000	Service Corp. International (a)			1,132,420
43,075	Sonic Automotive, Inc., Class A (a)			899,837
77,500	Stage Stores, Inc. (a)			1,920,450
25,000	Starwood Hotels & Resorts Worldwide, Inc. (a)			1,434,000
342,650	Target Corp. (a)(c)(d)			20,274,600
80,300	Texas Roadhouse, Inc. (a)			1,349,040
45,000	The Cheesecake Factory, Inc. (a)			1,472,400
93,300	The Corporate Executive Board Co. (a)			4,428,018
151,604	The Gap, Inc. (a)			4,705,788
236,700	The Interpublic Group of Cos., Inc. (a)			2,608,434
68,600	The Toro Co. (a)			2,948,428
224,992	The Walt Disney Co. (a)(c)(d)			11,202,352
50,700	Thor Industries, Inc. (a)			1,897,701
58,000	TJX Cos., Inc. (a)			2,462,100
150,100	Total System Services, Inc. (a)			3,215,142
160,000	Toyota Industries Corp., ADR			5,053,600
6,302	Toyota Motor Corp., ADR			587,661
31,702	Under Armour, Inc., Class A (a)(b)			1,538,498
280,000	Viacom, Inc., Class B			14,767,200
19,800	WABCO Holdings, Inc. (a)(b)			1,290,762
373,200	Walgreen Co. (a)(c)(d)			13,812,132
231,401	Wal-Mart Stores, Inc. (a)(c)			15,788,490
298,700	Websense, Inc. (a)(b)			4,492,448
7,500	WW Grainger, Inc. (a)			1,517,775
80,500	Wyndham Worldwide Corp. (a)			4,283,405
				373,845,926
Consumer Staples - 6.1%
54,900	Arbitron, Inc. (a)			2,562,732
400,000	Avon Products, Inc.			5,744,000
15,300	Brown-Forman Corp., Class B (a)			967,725
448,000	Campbell Soup Co. (a)			15,630,720
45,800	ConAgra Foods, Inc. (a)			1,351,100
80,000	CoreLogic, Inc. (a)(b)			2,153,600
31,900	Cyberonics, Inc. (a)(b)			1,675,707
40,000	Deluxe Corp. (a)			1,289,600
85,100	Emergent Biosolutions, Inc. (a)(b)			1,365,004
32,200	FleetCor Technologies, Inc. (a)(b)			1,727,530
35,000	HCA Holdings, Inc. (a)			1,055,950
62,900	Humana, Inc. (a)			4,316,827
20,900	J&J Snack Foods Corp. (a)			1,336,346
49,700	LHC Group, Inc. (a)(b)			1,058,610
100,500	Masimo Corp. (a)			2,111,505
375,000	Molson Coors Brewing Co., Class B			16,046,250
511,000	Monster Worldwide, Inc. (a)(b)			2,871,820
113,200	Natus Medical, Inc. (a)(b)			1,265,576
556,000	PepsiCo, Inc. (a)			38,047,080
39,100	ResMed, Inc. (a)			1,625,387
168,300	RPX Corp. (a)(b)			1,521,432
21,300	Sirona Dental Systems, Inc. (a)(b)			1,372,998
1,496,000	Sysco Corp.			47,363,360
130,000	The Clorox Co.			9,518,600
360,000	The Coca-Cola Co. (c)			13,050,000
18,500	The Estee Lauder Cos., Inc., Class A (a)			1,107,410
14,900	The Fresh Market, Inc. (a)(b)			716,541
15,600	The Hershey Co. (a)			1,126,632
900,000	The Procter & Gamble Co. (a)			61,101,000
825,000	The Western Union Co.			11,228,250
24,600	Tupperware Brands Corp. (a)			1,576,860
18,001	Whole Foods Market, Inc. (a)			1,644,031
				255,530,183
Energy - 2.1%
150,000	Apache Corp.			11,775,000
10,500	Chevron Corp. (a)			1,135,470
62,800	Cobalt International Energy, Inc. (a)(b)			1,542,368
266,200	ConocoPhillips (a)			15,436,938
39,600	Dresser-Rand Group, Inc. (a)(b)			2,223,144
22,600	Ensco PLC (a)			1,339,728
20,500	Exxon Mobil Corp. (a)			1,774,275
229,500	Gran Tierra Energy, Inc. (a)(b)			1,264,545
47,600	Gulf Island Fabrication, Inc. (a)			1,143,828
79,300	Helix Energy Solutions Group, Inc. (a)(b)			1,636,752
30,800	Hess Corp. (a)			1,631,168
77,200	HollyFrontier Corp. (a)			3,593,660
42,800	Marathon Oil Corp. (a)			1,312,248
69,700	Marathon Petroleum Corp. (a)			4,391,100
142,100	Matrix Service Co. (a)(b)			1,634,150
54,900	Murphy Oil Corp. (a)			3,269,295
46,400	Oceaneering International, Inc. (a)			2,495,856
128,900	Patterson-UTI Energy, Inc. (a)			2,401,407
18,100	Phillips 66 (a)			961,110
102,700	RPC, Inc. (a)			1,257,048
23,800	SEACOR Holdings, Inc. (a)			1,994,440
300,000	Spectra Energy Corp.			8,214,000
37,300	Tesoro Corp. (a)			1,643,065
37,500	The Williams Cos., Inc. (a)			1,227,750
35,200	Transocean, Ltd. (a)			1,571,680
37,500	Unit Corp. (a)(b)			1,689,375
294,300	Vaalco Energy, Inc. (a)(b)			2,545,695
125,200	Valero Energy Corp. (a)			4,271,824
49,600	Western Refining, Inc. (a)			1,398,224
176,200	Willbros Group, Inc. (a)(b)			944,432
				87,719,575
Financial - 7.3%
10,000	Affiliated Managers Group, Inc. (a)(b)			1,301,500
284,500	American Express Co. (a)(d)			16,353,060
540,608	American International Group, Inc. (b)			19,083,462
18,000	American Tower Corp. REIT (a)			1,390,860
63,100	AON PLC (a)			3,508,360
57,250	Apartment Investment & Management Co., Class A REIT (a)			1,549,185
119,600	Banco Latinoamericano de Comerico Exterior SA, Class E (a)			2,578,576
489,026	Bancorp, Inc. (b)			5,364,615
1,685,020	Bank of America Corp. (c)(d)			19,546,232
144	Berkshire Hathaway, Inc., Class A (a)(b)			19,304,640
306,274	Berkshire Hathaway, Inc., Class B (a)(b)(c)			27,472,778
23,104	Capital One Financial Corp.			1,338,415
185,200	CapitalSource, Inc. (a)			1,403,816
102,100	Capitol Federal Financial, Inc. (a)			1,193,549
125,100	CBOE Holdings, Inc. (a)			3,685,446
27,304	Citigroup, Inc.			1,080,146
64,500	Comerica, Inc. (a)			1,956,930
11,200	Erie Indemnity Co., Class A (a)			775,264
34,400	Extra Space Storage, Inc., REIT (a)			1,251,816
470	Fairfax Financial Holdings, Ltd.			169,670
113,400	Fifth Third Bancorp (a)			1,722,546
44,107	First Republic Bank			1,445,827
108,330	Franklin Resources, Inc. (a)(d)			13,617,081
44,900	Global Payments, Inc. (a)			2,033,970
25,900	Greenhill & Co., Inc. (a)			1,346,541
440,500	Huntington Bancshares, Inc. (a)			2,814,795
77,350	International Bancshares Corp. (a)			1,396,168
800,000	Jefferies Group, Inc.			14,856,000
29,402	JPMorgan Chase & Co. (c)			1,292,806
474,400	KeyCorp (a)			3,994,448
91,600	Lender Processing Services, Inc. (a)			2,255,192
51,000	Lincoln National Corp. (a)			1,320,900
36,100	Marsh & McLennan Cos., Inc. (a)			1,244,367
37,557	MetLife, Inc. (a)			1,237,128
106,300	Montpelier Re Holdings, Ltd. (a)			2,430,018
59,600	Moody's Corp. (a)			2,999,072
42,100	National Health Investors, Inc. REIT (a)			2,379,913
156,800	Netspend Holdings, Inc. (a)(b)			1,853,376
160,500	Oritani Financial Corp. (a)			2,458,860
350,000	Paychex, Inc.			10,899,000
650,000	People's United Financial, Inc.			7,858,500
11,800	Public Storage REIT (a)			1,710,528
21,600	Rayonier, Inc. REIT (a)			1,119,528
24,600	Regency Centers Corp. REIT (a)			1,159,152
18,700	RenaissanceRe Holdings, Ltd. (a)			1,519,562
200,000	Resource America, Inc., Class A			1,334,000
82,405	SunTrust Banks, Inc. (a)			2,336,182
57,200	T. Rowe Price Group, Inc. (a)			3,725,436
589,600	The Bank of New York Mellon Corp. (a)(c)(d)			15,152,720
97,883	The Goldman Sachs Group, Inc. (a)(d)			12,485,955
25,600	The Macerich Co. REIT (a)			1,492,480
72,500	The Travelers Cos., Inc. (a)			5,206,950
42,009	U.S. Bancorp			1,341,767
22,000	Ventas, Inc. REIT (a)			1,423,840
104,700	Washington Federal, Inc. (a)			1,766,289
928,659	Wells Fargo & Co. (a)(d)			31,741,565
300,000	WR Berkley Corp.			11,322,000
				306,602,782
Healthcare - 4.5%
75,950	Aetna, Inc. (a)			3,516,485
10,000	Alexion Pharmaceuticals, Inc. (a)(b)			938,100
119,900	AMAG Pharmaceuticals, Inc. (a)(b)			1,763,729
388,150	Becton Dickinson and Co. (a)			30,349,449
8,900	Biogen Idec, Inc. (a)(b)			1,305,363
488,800	Boston Scientific Corp. (a)(b)			2,800,824
79,900	Charles River Laboratories International, Inc. (a)(b)			2,993,853
63,300	Community Health Systems, Inc. (a)			1,945,842
26,750	Covidien PLC (a)			1,544,545
172,000	CR Bard, Inc. (a)			16,811,280
119,600	Gentiva Health Services, Inc. (a)(b)			1,201,980
16,000	Henry Schein, Inc. (a)(b)			1,287,360
14,100	IDEXX Laboratories, Inc. (a)(b)			1,308,480
438,600	Johnson & Johnson (a)(d)			30,745,860
44,700	Magellan Health Services, Inc. (a)(b)			2,190,300
12,400	McKesson Corp. (a)			1,202,304
45,000	Medifast, Inc. (a)(b)			1,187,550
300,000	Medtronic, Inc.			12,306,000
86,800	Myriad Genetics, Inc. (a)(b)			2,365,300
375,000	Novartis AG, ADR			23,737,500
35,600	Patterson Cos., Inc. (a)			1,218,588
324,700	PDL BioPharma, Inc. (a)			2,289,135
320,000	Pfizer, Inc.			8,025,600
95,600	Quest Diagnostics, Inc. (a)			5,570,612
230,000	Stryker Corp.			12,608,600
41,700	Tenet Healthcare Corp. (a)(b)			1,353,999
65,400	Thoratec Corp. (a)(b)			2,453,808
73,500	Triple-S Management Corp., Class B (a)(b)			1,357,545
20,300	United Therapeutics Corp. (a)(b)			1,084,426
39,000	UnitedHealth Group, Inc. (a)			2,115,360
188,500	Warner Chilcott PLC, Class A (a)			2,269,540
101,000	WellPoint, Inc. (a)			6,152,920
				188,002,237
Industrial - 2.3%
64,000	Advanced Energy Industries, Inc. (a)(b)			883,840
73,000	Alliant Techsystems, Inc. (a)			4,523,080
18,000	B/E Aerospace, Inc. (a)(b)			889,200
30,100	Ball Corp. (a)			1,346,975
14,400	Candian Pacific Railway, Ltd. (a)			1,463,328
21,200	Carlisle Cos., Inc. (a)			1,245,712
15,000	Copa Holdings SA (a)			1,491,750
108,900	EMCOR Group, Inc. (a)			3,769,029
379,000	Expeditors International of Washington, Inc. (c)			14,989,450
38,400	Exponent, Inc. (a)(b)			2,143,872
7,800	Flowserve Corp. (a)			1,145,040
28,600	Fluor Corp. (a)			1,679,964
27,450	Graco, Inc. (a)			1,413,401
16,600	Hubbell, Inc., Class B (a)			1,404,858
30,500	Huntington Ingalls Industries, Inc. (a)			1,321,870
28,500	JB Hunt Transport Services, Inc. (a)			1,701,735
347	Kansas City Southern (a)			28,968
86,600	Lennox International, Inc. (a)			4,548,232
75,000	Masco Corp. (a)			1,249,500
38,700	Mine Safety Appliances Co. (a)			1,652,877
30,800	Mueller Industries, Inc. (a)			1,540,924
23,000	Northrop Grumman Corp. (a)			1,554,340
100,300	Packaging Corp. of America (a)			3,858,541
106,500	Progressive Waste Solutions, Ltd. (a)			2,300,400
23,000	Raytheon Co. (a)			1,323,880
105,700	Resources Connection, Inc. (a)			1,262,058
35,768	Rock-Tenn Co., Class A (a)			2,500,541
232,400	SAIC, Inc. (a)			2,630,768
108,000	Smith & Wesson Holding Corp. (a)(b)			911,520
28,900	Tech Data Corp. (a)(b)			1,315,817
49,800	Textron, Inc. (a)			1,234,542
164,800	The Boeing Co. (a)(c)(d)			12,419,328
98,050	United Parcel Service, Inc., Class B (a)(d)			7,229,226
9,400	Valmont Industries, Inc. (a)			1,283,570
175,000	Xylem, Inc.			4,742,500
				95,000,636
Information Technology - 4.2%
274,300	Accenture PLC, Class A (a)(c)(d)			18,240,950
28,000	ACI Worldwide, Inc. (a)(b)			1,223,320
111,400	Activision Blizzard, Inc. (a)			1,183,068
9,200	Alliance Data Systems Corp. (a)(b)			1,331,792
44,870	Apple, Inc. (a)(c)			23,917,056
233,400	Automatic Data Processing, Inc. (a)			13,306,134
88,600	BMC Software, Inc. (a)(b)			3,513,876
184,200	Broadridge Financial Solutions, Inc. (a)			4,214,496
195,500	Brocade Communications Systems, Inc. (a)(b)			1,042,015
120,200	CA, Inc. (a)			2,641,996
70,700	CACI International, Inc., Class A (a)(b)			3,890,621
85,000	Cadence Design Systems, Inc. (a)(b)			1,148,350
53,200	Computer Sciences Corp. (a)			2,130,660
340,000	Corning, Inc.			4,290,800
330,000	Dell, Inc.			3,342,900
22,000	DST Systems, Inc. (a)			1,333,200
99,400	Ebix, Inc. (a)			1,597,358
102,400	Electronic Arts, Inc. (a)(b)			1,487,872
40,100	Fair Isaac Corp. (a)			1,685,403
16,600	Fiserv, Inc. (a)(b)			1,311,898
29,300	Harris Corp. (a)			1,434,528
310,000	Hewlett-Packard Co.			4,417,500
9,240	International Business Machines Corp.			1,769,922
80,100	Intuit, Inc. (a)			4,765,950
63,800	j2 Global, Inc. (a)			1,951,004
32,400	Jack Henry & Associates, Inc. (a)			1,272,024
125,300	Kulicke & Soffa Industries, Inc. (a)(b)			1,502,347
173,400	LSI Corp. (a)(b)			1,227,672
591,700	MEMC Electronic Materials, Inc. (a)(b)			1,899,357
1,325,000	Microsoft Corp.			35,417,250
258,400	MIPS Technologies, Inc. (a)(b)			2,020,688
78,300	Monotype Imaging Holdings, Inc. (a)			1,251,234
69,000	NCR Corp. (a)(b)			1,758,120
71,200	Oracle Corp. (a)			2,372,384
32,000	QUALCOMM, Inc. (a)			1,984,640
245,000	Research In Motion, Ltd. (b)			2,910,600
4,201	Salesforce.com, Inc. (b)			706,188
54,200	SEI Investments Co. (a)			1,265,028
34,600	Silicon Laboratories, Inc. (a)(b)			1,446,626
61,000	Skyworks Solutions, Inc. (a)(b)			1,238,300
144,400	Symantec Corp. (a)(b)			2,716,164
144,100	Unisys Corp. (a)(b)			2,492,930
726,400	United Online, Inc. (a)			4,060,576
				174,714,797
Materials - 1.1%
27,200	Agrium, Inc. (a)			2,717,552
177,100	Boise, Inc. (a)			1,407,945
16,000	CF Industries Holdings, Inc. (a)			3,250,560
18,000	Domtar Corp. (a)			1,503,360
21,700	Eastman Chemical Co. (a)			1,476,685
33,700	Freeport-McMoRan Copper & Gold, Inc. (a)			1,152,540
72,300	Minerals Technologies, Inc. (a)			2,886,216
315,000	Newmont Mining Corp.			14,628,600
24,600	PPG Industries, Inc. (a)			3,329,610
14,000	Royal Gold, Inc. (a)			1,138,340
52,300	RPM International, Inc. (a)			1,535,528
63,000	Schweitzer-Mauduit International, Inc. (a)			2,458,890
21,300	Sigma-Aldrich Corp. (a)			1,567,254
177,206	Stillwater Mining Co. (a)(b)			2,264,693
18,600	The Sherwin-Williams Co. (a)			2,861,052
56,000	Valspar Corp. (a)			3,494,400
				47,673,225
Telecommunication Services - 3.0%
27,000	AMC Networks, Inc., Class A (a)(b)			1,336,500
123,900	Amdocs, Ltd. (a)			4,211,361
171,200	Arris Group, Inc. (a)(b)			2,557,728
30,400	Blue Nile, Inc. (a)(b)			1,170,400
159,200	Cbeyond, Inc. (a)(b)			1,439,168
41,700	CBS Corp., Class B, Non-Voting Shares (a)			1,586,685
17,700	Charter Communications, Inc., Class A (a)(b)			1,349,448
1,179,200	Cisco Systems, Inc.			23,171,280
48,600	Comtech Telecommunications Corp. (a)			1,233,468
22,300	Crown Castle International Corp. (a)(b)			1,609,168
244,500	Dice Holdings, Inc. (a)(b)			2,244,510
14,900	F5 Networks, Inc. (a)(b)			1,447,535
925,000	France Telecom SA, ADR			10,221,250
202,800	IntraLinks Holdings, Inc. (a)(b)			1,251,276
51,400	Motorola Solutions, Inc. (a)			2,861,952
127,100	NeuStar, Inc., Class A (a)(b)			5,329,303
2,100,000	News Corp., Class A			53,634,000
25,900	OpenTable, Inc. (a)(b)			1,263,920
69,000	Oplink Communications, Inc. (a)(b)			1,075,020
40,000	Plantronics, Inc. (a)			1,474,800
53,600	Travelzoo, Inc. (a)(b)			1,017,864
47,000	TW Telecom, Inc. (a)(b)			1,197,090
157,700	XO Group, Inc. (a)(b)			1,466,610
				124,150,336
Utilities - 0.6%
38,600	Ameren Corp. (a)			1,185,792
42,500	Aqua America, Inc. (a)			1,080,350
49,300	CMS Energy Corp. (a)			1,201,934
49,903	Dynegy, Inc. (a)(b)			954,644
62,200	El Paso Electric Co. (a)			1,984,802
475,000	Exelon Corp.			14,126,500
73,000	NV Energy, Inc. (a)			1,324,220
54,800	PNM Resources, Inc. (a)			1,123,948
43,700	PPL Corp. (a)			1,251,131
				24,233,321
Total Common Stock
(Cost $1,415,912,869)				1,677,473,018

	Security
Shares	Description	Rate		Value
Preferred Stock - 2.0%
Consumer Discretionary - 0.2%
28,410	Beazer Homes USA, Inc. (a)	7.50%		809,685
13,695	The Goodyear Tire & Rubber Co. (a)	5.88		646,541
4,738	The Interpublic Group of Cos., Inc., Series B (a)	5.25		5,080,036
				6,536,262
Consumer Staples - 0.1%
32,251	Bunge, Ltd. (a)	4.88		3,309,759
2,230	Universal Corp. (a)	6.75		2,548,332
				5,858,091
Energy - 0.3%
3,086	Chesapeake Energy Corp. (a)(e)	5.75		2,748,469
9,098	Energy XXI Bermuda, Ltd. (a)	5.63		3,181,457
6,439	Penn Virginia Corp. (a)	6.00		590,778
18,537	Sanchez Energy Corp., Class A (a)(e)	4.88		917,582
43,854	SandRidge Energy, Inc. (a)	7.00		4,511,480
				11,949,766
Financial - 0.8%
135,483	2010 Swift Mandatory Common Exchange Security Trust (a)(e)	6.00		1,262,444
141,292	Alexandria Real Estate Equities, Inc. REIT, Series D (a)	7.00		3,779,561
85,765	AMG Capital Trust II (a)	5.15		4,068,477
50,262	Aspen Insurance Holdings, Ltd. (a)	5.63		3,045,877
1,682	Bank of America Corp., Series L (a)	7.25		1,909,491
62,139	Health Care REIT, Inc., Series I (a)	6.50		3,553,729
35,643	KeyCorp, Series A (a)	7.75		4,464,286
15,413	Lexington Realty Trust, Series C	6.50		734,584
53,213	MetLife, Inc. (a)	5.00		2,366,382
1,493	Oriental Financial Group, Inc., Series C (a)(e)	8.75		1,996,888
138,535	Synovus Financial Corp. (a)	8.25		3,047,770
1,375	Wells Fargo & Co., Series L	7.50		1,684,375
21,326	Wintrust Financial Corp. (a)	7.50		1,162,267
1,557	Wintrust Financial Corp., Series C (a)	5.00		1,619,669
				34,695,800
Healthcare - 0.3%
13,924	Alere, Inc., Series B (a)	3.00		2,577,889
70	HealthSouth Corp. (a)(e)	6.50		72,643
4,199	HealthSouth Corp., Series A (a)	6.50		4,357,512
69,337	Omnicare Capital Trust II, Series B (a)	4.00		3,352,014
				10,360,058
Industrial - 0.1%
81,794	Continental Airlines Finance Trust II (a)	6.00		2,898,575
33,255	United Technologies Corp. (a)	7.50		1,852,636
				4,751,211
Information Technology - 0.0%
20,616	Unisys Corp., Series A (a)	6.25		1,086,463

Materials - 0.1%
23,155	AngloGold Ashanti Holdings Finance PLC (a)	6.00		865,302
39,011	Thompson Creek Metals Co., Inc. (a)	6.50		835,616
				1,700,918
Telecommunication Services - 0.0%
11,940	Iridium Communications, Inc. (a)(e)	7.00		1,147,732

Utilities - 0.1%
69,968	CenterPoint Energy, Inc. (a)(f)	0.31		2,877,434
38,200	PPL Corp. (a)	9.50		2,015,432
				4,892,866
Total Preferred Stock
(Cost $73,350,943)				82,979,167
Total Equity Securities
(Cost $1,489,263,812)				1,760,452,185

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 30.0%
Asset Backed Obligations - 6.0%
$3,337,000	ACE Securities Corp., Series 2006-ASP3 A2C (f)	0.36	06/25/36	1,876,065
1,775,000	ACE Securities Corp., Series 2006-HE1 A2D (f)	0.51	02/25/36	732,853
537,585	ACE Securities Corp., Series 2007-HE1 A2A (f)	0.30	01/25/37	177,314
116,125	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (a)(f)	3.16	03/25/36	80,709
145,976	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (a)(f)	0.53	07/25/35	143,438
1,420,069	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (f)	3.33	03/25/36	1,024,613
79,322	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (a)(f)	4.26	03/25/36	60,770
1,204,212	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (a)(e)(f)	0.52	06/14/37	1,107,875
400,000	Alm Loan Funding, Series 2012-7A A1 (e)(f)	1.70	10/19/24	400,387
909,085	Alta Wind Holdings, LLC (e)	7.00	06/30/35	981,122
391,323	American Home Mortgage Assets, LLC, Series 2007-4 A2 (f)	0.40	08/25/37	322,597
1,144,000	Argent Securities, Inc., Series 2005-W5 A2D (f)	0.53	01/25/36	522,738
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(f)	1.46	05/25/37	30,373
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (f)	1.21	06/25/37	828,634
2,035,000	Astoria Depositor Corp. (e)	8.14	05/01/21	1,994,300
1,140,000	Avalon IV Capital, Ltd., Series 2012-1A C (a)(e)(f)	3.93	04/17/23	1,149,975
852,440	AWAS Aviation Capital, Ltd. (e)	7.00	10/17/16	902,521
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I D (a)(g)	5.50	11/20/15	448,874
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E1 (a)(g)	6.25	04/20/16	427,624
550,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E2 (a)(g)	7.00	03/20/17	434,636
1,138,163	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (a)(e)(f)	0.54	11/14/33	956,057
1,597,315	Banc of America Alternative Loan Trust, Series 2005-2 4A1	5.50	03/25/20	1,644,235
285,828	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (a)	6.00	09/25/35	225,838
67,059	Banc of America Funding Corp., Series 2006-E 2A1 (a)(f)	3.11	06/20/36	51,819
304,134	Banc of America Funding Corp., Series 2006-F 1A1 (a)(f)	2.63	07/20/36	285,212
107,628	Banc of America Funding Corp., Series 2006-G 2A3 (a)(f)	0.38	07/20/36	106,463
204,297	Banc of America Funding Corp., Series 2006-H 6A1 (f)	0.40	10/20/36	134,423
129,338	Banc of America Funding Corp., Series 2007-E 4A1 (f)	3.02	07/20/47	96,932
1,485,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4 A6 (f)	4.88	07/10/42	1,562,334
175,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2 A5 (a)(f)	4.86	07/10/43	190,183
2,090,980	Bayview Commercial Asset Trust, Series 2004-3 A1 (a)(e)(f)	0.58	01/25/35	1,824,622
1,225,000	Bayview Commercial Asset Trust, Series 2006-SP1 M1 (a)(e)(f)	0.66	04/25/36	886,759
71,180	Bayview Financial Acquisition Trust, Series 2005-D AF3 (a)(f)	5.50	12/28/35	75,317
97,503	Beacon Container Finance, LLC, Series 2012-1A A (a)(e)	3.72	09/20/27	100,339
239,200	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (a)(f)	2.99	08/25/47	169,753
213,396	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (a)(f)	0.48	10/25/35	158,349
447,485	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (f)	2.82	02/25/36	300,493
2,306,733	Bear Stearns Alt-A Trust, Series 2006-2 21A1 (f)	3.03	03/25/36	1,452,489
208,608	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (a)(f)	2.94	03/25/36	128,058
1,402,856	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (f)	0.59	05/25/36	809,725
1,477,168	Bear Stearns Alt-A Trust, Series 2006-4 11A1 (f)	0.53	08/25/36	865,038
162,885	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (a)(f)	0.58	08/25/35	157,762
3,920,364	Bear Stearns Asset Backed Securities Trust, Series 2006-AC2 21A3	6.00	03/25/36	3,288,166
1,680,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6 A6	4.83	11/11/41	1,800,293
1,815,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T20 A4A (a)(f)	5.15	10/12/42	2,017,503
105,566	BNC Mortgage Loan Trust, Series 2007-1 A2 (a)(f)	0.27	03/25/37	102,200
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (f)	0.34	07/25/37	1,331,375
150,509	BNC Mortgage Loan Trust, Series 2007-4 A3A (f)	0.46	11/25/37	150,458
3,400,000	Brazos Higher Education Authority, Series 2010-1 A2 (a)(f)	1.51	02/25/35	3,395,070
693,567	Centex Home Equity, Series 2005-C AF6 (h)	4.64	06/25/35	680,685
1,700,000	Centex Home Equity, Series 2006-A AV4 (f)	0.46	06/25/36	1,393,803
1,180,120	Chase Mortgage Finance Corp., Series 2007-A1 8A1 (f)	3.07	02/25/37	1,215,103
367,636	Chaseflex Trust, Series 2007-1 2A9 (a)	6.00	02/25/37	285,037
200,000	CIFC Funding Ltd., Series 2012-2A A1L (a)(e)(f)	1.76	12/05/24	200,197
2,963,424	CIT Education Loan Trust, Series 2007-1 A (a)(e)(f)	0.40	03/25/42	2,759,261
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (h)	6.04	09/25/36	1,098,307
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (h)	6.05	03/25/37	1,118,402
355,497	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (h)	5.92	03/25/36	253,775
655,331	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (f)	2.93	07/25/37	517,851
3,610,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (f)	0.41	01/25/37	2,817,654
657,446	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (f)	0.37	06/25/37	590,406
3,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (f)	1.26	07/25/37	2,793,376
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (a)(f)	1.51	07/25/37	165,472
1,600,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1 A4 (f)	5.22	07/15/44	1,778,945
157,320	Citimortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	134,476
60,645	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (a)	5.75	04/25/37	50,854
1,006,340	Conseco Finance Securitizations Corp., Series 2001-4 A4 (a)	7.36	08/01/32	1,068,583
1,050,964	Conseco Finance, Series 2002-C BF1 (f)	8.00	06/15/32	1,049,085
472,007	Continental Airlines Pass Through Trust, Series 2007-1 B (a)	6.90	04/19/22	505,048
728,822	Continental Airlines Pass Through Trust, Series 2009-1 (a)	9.00	07/08/16	843,611
1,026,894	Coso Geothermal Power Holdings (e)	7.00	07/15/26	450,528
71,509	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	71,048
77,478	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (a)	5.50	11/25/35	67,808
284,142	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	238,708
850,000	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	742,030
534,940	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (f)	0.48	08/25/35	273,687
317,824	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (a)(f)	0.53	12/25/36	186,168
40,237	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (a)	5.25	05/25/21	34,846
366,140	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	316,616
289,343	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	234,119
1,532,105	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (f)	1.11	10/25/47	1,116,814
1,467,675	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (f)	3.13	04/20/35	1,354,717
362,796	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (a)(f)	5.58	06/25/47	334,649
96,288	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (a)(f)	3.14	09/25/47	74,101
22,112	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (f)	2.78	10/25/33	21,530
118,137	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8A1 (a)	4.50	07/25/20	122,183
132,377	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (a)	6.00	10/25/21	123,204
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (f)	0.45	10/25/36	746,987
1,649,431	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (f)	0.32	10/25/36	1,483,383
535,651	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (f)	0.32	11/25/36	256,479
3,627,040	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (f)	0.36	11/25/36	1,749,642
3,343,069	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (f)	0.44	11/25/36	1,636,536
2,900,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2B (h)	5.33	02/25/37	2,237,998
2,917,048	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (a)(h)	5.33	02/25/37	2,295,036
1,456,833	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (f)	0.46	04/25/37	783,730
612,083	Cronos Containers Program, Ltd., Series 2012-1A A (a)(e)	4.21	05/18/27	626,124
536,250	Cronos Containers Program, Ltd., Series 2012-2A A (a)(e)	3.81	09/18/27	556,326
993,291	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (f)	5.90	05/25/37	631,054
75,000	DBRR Trust, Series 2011-LC2 A4A (a)(e)(f)	4.54	07/12/44	87,653
158,625	DBRR Trust, Series 2012-EZ1 A (a)(e)	0.95	09/25/45	158,993
1,104,682	Delta Air Lines Pass Through Trust, Series 2002-1 G-1 (a)	6.72	01/02/23	1,220,674
289,227	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2 A5B (h)	6.09	06/25/36	217,711
840,709	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (f)	0.37	01/25/47	545,017
2,920,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (f)	0.40	04/25/37	1,454,635
77,935	Equity One ABS, Inc., Series 2002-4 M1 (a)(f)	5.22	02/25/33	70,933
3,661,000	First Franklin Mortgage Loan Trust, Series 2006-FF13 A2D (f)	0.45	10/25/36	1,888,144
3,176,065	First Franklin Mortgage Loan Trust, Series 2006-FF18 A2B (f)	0.32	12/25/37	1,663,050
902,370	First Franklin Mortgage Loan Trust, Series 2007-FF1 A2C (f)	0.35	01/25/38	508,646
1,244,043	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (f)	2.63	05/25/35	1,049,275
484,250	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A1	6.25	02/25/37	418,997
570,619	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (a)(f)	0.58	02/25/37	351,645
4,610,000	First NLC Trust, Series 2005-4 A4 (f)	0.60	02/25/36	2,261,108
219,635	FNMA, Series 2012-M15, Class A (a)(f)	2.66	10/25/22	230,186
230,503	FPL Energy National Wind Portfolio, LLC (a)(e)	6.13	03/25/19	196,616
1,682,811	Fremont Home Loan Trust, Series 2006-A 2A3 (f)	0.37	05/25/36	738,170
874,029	GE Business Loan Trust, Series 2003-2A A (e)(f)	0.58	11/15/31	818,173
1,205,237	GE Business Loan Trust, Series 2004-1 A (a)(e)(f)	0.50	05/15/32	1,131,757
1,059,606	GE Business Loan Trust, Series 2005-1A A3 (a)(e)(f)	0.46	06/15/33	918,376
1,379,708	GE Business Loan Trust, Series 2005-2A A (a)(e)(f)	0.45	11/15/33	1,219,827
61,049	GE Business Loan Trust, Series 2005-2A B (a)(e)(f)	0.71	11/15/33	49,615
186,667	GE Seaco Finance SRL, Series 2004-1A A (e)(f)	0.51	04/17/19	185,884
1,050,000	GE Seaco Finance SRL, Series 2005-1A A (a)(e)(f)	0.46	11/17/20	1,035,423
1,097,417	Genesis Funding, Ltd., Series 2006-1A G1 (a)(e)(f)	0.45	12/19/32	957,826
1,376,000	Green Tree Financial Corp., Series 1996-10 M1 (f)	7.24	11/15/28	1,504,658
663,459	Green Tree Financial Corp., Series 1997-1 A6 (a)	7.29	03/15/28	692,397
1,139,561	Green Tree, Series 2008-MH1 A2 (a)(e)(f)	8.97	04/25/38	1,234,513
1,106,553	Green Tree, Series 2008-MH1 A3 (a)(e)(f)	8.97	04/25/38	1,214,596
1,796,125	Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 (a)(f)	5.32	06/10/36	1,873,312
250,000	GS Mortgage Securities Corp II, Series 2011-GC5 A4 (a)	3.71	08/10/44	277,245
402,944	GSAA Trust, Series 2005-12 AF3 (f)	5.07	09/25/35	386,599
1,500,466	GSAA Trust, Series 2006-20 1A1 (f)	0.28	12/25/46	750,097
2,503,163	GSAA Trust, Series 2007-3 1A1B (f)	0.31	03/25/47	115,217
1,352,551	GSAA Trust, Series 2007-5 2A3A (f)	0.53	04/25/47	781,611
382,071	GSR Mortgage Loan Trust, Series 2004-14 3A2 (f)	3.12	12/25/34	336,095
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (a)(f)	2.84	08/25/34	1,438,509
230,155	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (f)	3.01	10/25/35	210,040
1,245,036	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (f)	2.80	05/25/47	1,052,538
16,778	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (a)(f)	0.61	11/19/34	13,682
4,536,000	Home Equity Loan Trust, Series 2007-FRE1 2AV4 (f)	0.55	04/25/37	2,409,281
269,009	Homebanc Mortgage Trust, Series 2004-1 2A (f)	1.07	08/25/29	229,686
242,362	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (a)(f)	3.00	09/25/37	172,651
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (f)	0.45	03/20/36	849,895
462,204	HSBC Home Equity Loan Trust, Series 2006-4 A3V (f)	0.36	03/20/36	451,198
2,034,965	HSBC Home Equity Loan Trust, Series 2007-3 APT (a)(f)	1.41	11/20/36	2,032,980
2,505,520	Impac CMB Trust, Series 2004-4 1A2 (f)	0.83	09/25/34	2,442,518
1,294,611	Indiantown Cogeneration LP, Series A-10 (a)	9.77	12/15/20	1,372,905
235,865	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (a)(f)	3.25	11/25/37	207,932
1,282,927	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (f)	0.99	12/25/34	939,152
642,645	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (f)	1.07	09/25/34	458,445
400,598	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (a)(f)	2.68	05/25/35	274,786
1,871,215	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (a)(f)	3.01	08/25/36	1,147,324
86,604	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (a)(f)	2.99	09/25/36	58,977
172,456	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (a)(f)	0.38	11/25/36	113,322
257,180	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (f)	5.03	01/25/37	232,333
2,837,367	Indymac Index Mortgage Loan Trust, Series 2006-AR41 A3 (f)	0.39	02/25/37	1,800,041
811,398	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (f)	3.12	05/25/36	527,967
3,537,594	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (f)	2.91	05/25/36	2,432,632
433,885	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (a)(f)	5.16	05/25/36	255,071
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (a)(f)	4.87	12/25/35	248,513
2,489,527	Indymac Index Mortgage Loan Trust, Series 2007-AR5 3A1 (f)	4.75	05/25/37	1,663,522
3,588,044	Indymac Index Mortgage Loan Trust, Series 2007-AR7 2A1 (f)	2.47	06/25/37	2,298,661
21,922	Indymac Index Mortgage Loan Trust, Series 2007-FLX1 A1 (a)(f)	0.31	02/25/37	21,869
367,031	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (a)(f)	0.40	04/25/37	183,604
1,027,598	Indymac Manufactured Housing Contract, Series 1998-2 A4 (a)(f)	6.64	08/25/29	1,028,633
250,000	ING Investment Management Co., Series 2012-4A A1 (a)(e)(f)	1.62	10/15/23	250,244
963,595	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (f)	0.69	08/15/16	916,619
2,000,000	JetBlue Airways Pass Through Trust, Series 2004-2 G-2 (f)	0.76	11/15/16	1,745,000
3,227,230	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (f)	1.29	05/25/36	2,268,772
61,343	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (f)	0.31	06/25/37	61,178
3,136,020	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC3 A4 (f)	0.36	08/25/36	1,480,151
4,756,818	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (a)(f)	0.42	03/25/37	2,895,468
1,110,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A5 (f)	0.45	05/25/37	591,208
2,590,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (h)	4.93	03/25/47	1,906,957
3,786,673	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF6 (h)	4.93	03/25/47	2,499,992
2,938,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (f)	0.49	03/25/47	1,479,534
353,443	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (f)	5.34	08/25/35	358,903
1,957,726	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (f)	3.05	05/25/36	1,505,078
1,265,956	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (a)(f)	3.03	07/25/35	1,293,331
54,503	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (a)(f)	5.27	04/25/37	46,651
1,214,083	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (a)(f)	6.47	04/15/40	1,350,159
295,253	Lehman Mortgage Trust, Series 2006-1 3A3	5.50	02/25/36	296,255
214,013	Lehman XS Trust, Series 2005-6 1A1 (f)	0.47	11/25/35	125,897
2,500,000	Lehman XS Trust, Series 2005-6 3A3A (h)	5.76	11/25/35	1,378,840
4,891,841	Lehman XS Trust, Series 2006-10N 1A3A (f)	0.42	07/25/46	3,332,804
2,039,194	Lehman XS Trust, Series 2006-13 1A2 (f)	0.17	09/25/36	1,606,240
1,036,903	Lehman XS Trust, Series 2006-14N 3A2 (f)	0.33	08/25/36	633,519
2,075,464	Lehman XS Trust, Series 2006-19 A2 (f)	0.38	12/25/36	1,555,337
2,240,394	Lehman XS Trust, Series 2006-9 A1B (f)	0.16	05/25/46	1,752,727
327,816	Mastr Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(f)	2.85	11/25/35	179,654
3,806,000	Mastr Asset Backed Securities Trust, Series 2006-AM2 A4 (e)(f)	0.47	06/25/36	1,354,521
885,000	Mastr Asset Backed Securities Trust, Series 2007-HE1 A3 (f)	0.42	05/25/37	452,168
17,355	Mastr Seasoned Securities Trust, Series 2004-1 4A1 (a)(f)	2.85	10/25/32	17,228
1,189,724	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (f)	0.46	04/25/37	647,516
68,638	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2D (f)	0.55	04/25/37	37,799
1,964,250	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2B (f)	0.34	06/25/37	1,385,178
3,941,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (a)(f)	0.39	06/25/37	1,954,699
4,700,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (f)	0.46	06/25/37	2,356,244
3,131,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (f)	0.46	07/25/37	1,685,040
840,618	Mid-State Trust, Series 2006-1A (e)	5.79	10/15/40	893,235
424,432	Mirant Mid Atlantic Pass Through Trust, Series B	9.13	06/30/17	473,772
662,520	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	757,757
200,000	Morgan Stanley ABS Capital I, Series 2004-NC7 M2 (a)(f)	1.14	07/25/34	187,828
2,975,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (f)	0.50	01/25/36	1,712,902
2,036,569	Morgan Stanley ABS Capital I, Series 2006-HE5 A2C (f)	0.35	08/25/36	1,178,356
4,400,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (f)	0.50	02/25/36	2,263,602
1,935,000	Morgan Stanley ABS Capital I, Series 2007-HE1 A2C (f)	0.36	11/25/36	926,110
1,835,000	Morgan Stanley Capital I, Inc., Series 2005-T19 A4A (a)	4.89	06/12/47	2,009,505
120,000	Morgan Stanley Capital I, Inc., Series 2006-HQ9 A4 (a)(f)	5.73	07/12/44	137,948
1,835,000	Morgan Stanley Capital I, Inc., Series 2006-T21 A4 (a)(f)	5.16	10/12/52	2,046,684
175,000	Morgan Stanley Capital I, Inc., Series 2006-T23 A4 (a)(f)	5.82	08/12/41	203,098
165,000	Morgan Stanley Capital I, Inc., Series 2007-T27 A4 (a)(f)	5.65	06/11/42	195,979
40,000	Morgan Stanley Capital I, Inc., Series 2011-C3 A2 (a)	3.22	07/15/49	43,154
25,000	Morgan Stanley Capital I, Inc., Series 2011-C3 A4 (a)	4.12	07/15/49	28,288
1,770,458	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	989,077
2,474,921	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (f)	5.96	06/25/36	1,353,861
262,759	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (a)	6.00	10/25/37	211,644
1,569,773	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (f)	0.33	04/25/37	722,220
2,920,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (f)	0.49	09/25/36	2,231,163
237,156	NCUA Guaranteed Notes, Series 2010-R2 1A (a)(f)	0.58	11/06/17	237,675
167,091	NCUA Guaranteed Notes, Series 2010-R2 2A (a)(f)	0.68	11/05/20	167,666
152,045	NCUA Guaranteed Notes, Series 2010-R3 1A (a)(f)	0.77	12/08/20	152,805
125,204	NCUA Guaranteed Notes, Series 2010-R3 2A (a)(f)	0.77	12/08/20	126,383
398,943	Nomura Asset Acceptance Corp., Series 2007-1 1A1A (h)	6.00	03/25/47	248,773
1,470,873	Nomura Home Equity Loan, Inc., Series 2005-HE1 M3 (f)	0.69	09/25/35	1,100,722
1,496,067	Novastar Home Equity Loan, Series 2006-2 A2C (f)	0.36	06/25/36	862,534
1,105,608	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99	12/15/26	1,162,271
182,178	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (f)	5.64	12/25/35	182,099
728,972	Origen Manufactured Housing, Series 2004-A M2 (a)(f)	6.64	01/15/35	809,806
5,320,270	Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6 A2C (a)(f)	0.37	09/25/37	2,144,268
630,577	PMC Aviation, LLC, Series 2012-1I A (a)(g)	18.00	04/15/15	646,342
1,845,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (f)	0.52	06/25/47	983,215
1,030,000	Prudential Holdings, LLC (e)	8.70	12/18/23	1,350,986
571,800	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (f)	0.61	10/25/45	394,901
707,505	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (a)(f)	1.17	01/25/46	462,823
537,329	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	422,470
281,420	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	207,867
416,559	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	327,046
211,275	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	154,395
832,956	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	632,749
56,794	Residential Asset Mortgage Products, Inc., Series 2004-RZ1 AI7 (a)(f)	4.03	01/25/33	57,774
455,954	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	458,938
477,428	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	376,452
1,318,076	Residential Asset Securitization Trust, Series 2007-A5 1A2 (f)	0.61	05/25/37	364,263
2,469,789	Saxon Asset Securities Trust, Series 2005-4 A1B (f)	0.59	11/25/37	2,172,130
3,635,000	Saxon Asset Securities Trust, Series 2006-3 A3 (f)	0.38	10/25/46	2,505,696
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (f)	0.36	01/25/47	731,622
2,482,586	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR5 A2C (f)	0.56	05/25/37	1,180,950
238,047	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (a)(f)	0.36	12/25/36	120,059
2,411,355	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (f)	0.35	01/25/37	1,255,048
1,100,000	SLC Student Loan Trust, Series 2006-2 A5 (f)	0.41	09/15/26	1,073,088
1,425,000	Sound Point CLO, Ltd., Series 2012-1A C (a)(e)(f)	3.68	10/20/23	1,425,000
1,000,000	Soundview Home Equity Loan Trust, Series 2006-EQ2 A4 (f)	0.45	01/25/37	518,926
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (f)	0.51	01/25/37	589,775
3,349,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (f)	0.46	07/25/37	1,324,334
947,202	Spirit Master Funding, LLC, Series 2005-1 A1 (a)(e)	5.05	07/20/23	870,953
950,000	Stanfield Vantage CLO, Ltd., Series 2005-1A B (e)(f)	0.87	03/21/17	937,590
185,964	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (a)(f)	5.37	02/25/36	184,185
803,068	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (f)	5.37	02/25/36	619,347
81,005	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (a)(f)	5.16	04/25/47	64,067
3,785,970	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (f)	1.67	08/25/47	2,782,650
1,407,487	Structured Asset Securities Corp., Series 2003-26A 3A5 (a)(f)	2.81	09/25/33	1,396,575
206,289	Structured Asset Securities Corp., Series 2005-4XS 2A1A (a)(f)	1.96	03/25/35	187,639
1,315,000	Symphony CLO, Ltd., Series 2012-9A C (a)(e)(f)	3.58	04/16/22	1,308,593
300,000	TAL Advantage, LLC, Series 2006-1A (a)(e)(f)	0.40	04/20/21	294,730
419,083	TAL Advantage, LLC, Series 2010-2A A (e)	4.30	10/20/25	424,309
202,083	TAL Advantage, LLC, Series 2011-1A A (e)	4.60	01/20/26	210,142
610,208	TAL Advantage, LLC, Series 2011-2A A (e)	4.31	05/20/26	618,492
194,568	Terwin Mortgage Trust, Series 2005-1SL M1 (e)(f)	1.08	02/25/35	194,524
229,583	Textainer Marine Containers, Ltd., Series 2005-1A A (a)(e)(f)	0.46	05/15/20	227,097
786,250	Textainer Marine Containers, Ltd., Series 2011-1A A (a)(e)	4.70	06/15/26	801,151
569,309	Trinity Rail Leasing LP, Series 2006-1A A1 (a)(e)	5.90	05/14/36	650,110
887,340	Trip Rail Master Funding, LLC, Series 2011-1A A1A (a)(e)	4.37	07/15/41	933,689
600,817	Triton Container Finance, LLC, Series 2006-1A (a)(e)(f)	0.38	11/26/21	588,058
365,625	Triton Container Finance, LLC, Series 2007-1A (a)(e)(f)	0.35	02/26/19	360,300
753,333	Triton Container Finance, LLC, Series 2012-1A A (e)	4.21	05/14/27	784,185
572,187	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	660,876
180,000	US Airways 2012-2 Class A Pass Through Trust (a)	4.63	06/03/25	183,150
1,830,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7 (a)(f)	5.12	07/15/42	2,012,493
128,307	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (a)(f)	5.24	10/15/44	142,278
13,725	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (a)(f)	2.49	01/25/33	14,049
27,432	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (a)(f)	2.54	12/25/35	27,392
967,737	WaMu Mortgage Pass Through Certificates, Series 2005-AR17 A1A1 (f)	0.48	12/25/45	908,845
2,149,668	WaMu Mortgage Pass Through Certificates, Series 2005-AR7 A2 (f)	2.48	08/25/35	2,154,690
336,861	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (a)(f)	5.79	10/25/36	279,485
197,206	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (a)(f)	2.43	12/25/36	155,997
376,413	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (a)(f)	2.75	03/25/37	335,129
926,822	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (f)	0.87	02/25/47	696,624
691,829	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (f)	0.76	05/25/35	457,505
416,664	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (f)	0.71	06/25/35	311,334
1,431,101	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	941,235
515,525	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-7 A1A (h)	5.32	09/25/36	312,627
2,241,462	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2 A1A (f)	1.11	04/25/46	1,455,411
2,380,330	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (f)	1.08	09/25/46	1,214,572
2,749,925	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2 2A (f)	0.86	01/25/47	1,483,931
2,377,836	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3 2A (f)	0.91	02/25/47	1,269,474
62,292	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (a)(f)	0.55	10/25/35	62,038
280,934	Wells Fargo Home Equity Trust, Series 2006-3 A2 (f)	0.36	01/25/37	236,648
115,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5 A4 (a)	3.67	11/15/44	127,683
1,095,000	Wind River CLO, Ltd., Series 2004-1A B1 (a)(e)(f)	1.41	12/19/16	1,044,237
Total Asset Backed Obligations
(Cost $225,065,780)				250,939,040

Corporate Convertible Bonds - 18.0%
Consumer Discretionary - 3.5%
1,709,000	Callaway Golf Co. (a)(e)	3.75	08/15/19	1,813,676
7,300,000	Chemed Corp. (a)	1.88	05/15/14	7,642,187
3,000,000	Coinstar, Inc. (a)	4.00	09/01/14	4,261,875
1,398,000	DR Horton, Inc., Series DHI (a)	2.00	05/15/14	2,220,199
7,900,000	Equinix, Inc. (a)	3.00	10/15/14	15,449,437
1,400,000	Hawaiian Holdings, Inc. (a)	5.00	03/15/16	1,555,750
7,824,000	Hertz Global Holdings, Inc. (a)	5.25	06/01/14	15,912,060
237,000	Home Inns & Hotels Management, Inc. (a)	2.00	12/15/15	204,857
4,500,000	Home Inns & Hotels Management, Inc. (a)(e)	2.00	12/15/15	3,889,688
7,500,000	Jakks Pacific, Inc. (a)	4.50	11/01/14	8,010,937
812,000	JetBlue Airways Corp., Series A-C (a)	6.75	10/15/39	1,109,903
2,294,000	Lennar Corp. (a)(e)	2.75	12/15/20	4,232,430
835,000	Liberty Interactive, LLC	3.13	03/30/23	1,215,969
3,919,000	Liberty Interactive, LLC (a)	3.25	03/15/31	3,723,050
2,966,000	Live Nation Entertainment, Inc. (a)	2.88	07/15/27	2,951,170
1,975,000	M/I Homes, Inc. (a)	3.25	09/15/17	2,528,000
1,118,000	MGM Resorts International (a)	4.25	04/15/15	1,185,779
5,000,000	Navistar International Corp. (a)	3.00	10/15/14	4,590,625
3,200,000	priceline.com, Inc. (a)(e)	1.25	03/15/15	6,678,000
3,000,000	priceline.com, Inc. (a)(e)	1.00	03/15/18	3,219,375
11,172,000	Regis Corp. (a)	5.00	07/15/14	13,790,437
1,250,000	Saks, Inc.	2.00	03/15/24	1,303,125
6,275,000	Standard Pacific Corp. (a)	1.25	08/01/32	7,388,812
1,098,000	The Ryland Group, Inc. (a)	1.63	05/15/18	1,491,908
1,595,000	TIBCO Software, Inc. (a)(e)	2.25	05/01/32	1,524,222
8,000,000	Titan Machinery, Inc. (a)(e)	3.75	05/01/19	7,565,000
740,000	Toll Brothers Finance Corp. (a)(e)	0.50	09/15/32	749,250
1,800,000	Volkswagen International Finance NV (e)	5.50	11/09/15	2,622,769
6,800,000	Wabash National Corp. (a)	3.38	05/01/18	7,565,000
1,919,000	WESCO International, Inc. (a)	6.00	09/15/29	4,763,918
2,029,000	XM Satellite Radio, Inc. (a)(e)	7.00	12/01/14	3,492,416
				144,651,824
Consumer Staples - 0.8%
855,000	Chiquita Brands International, Inc. (a)	4.25	08/15/16	748,125
778,000	Sunrise Senior Living, Inc.	5.00	04/01/41	1,111,568
31,000	Sunrise Senior Living, Inc. (a)	5.00	04/01/41	44,291
3,350,000	Tyson Foods, Inc. (a)	3.25	10/15/13	4,068,156
6,400,000	United Rentals, Inc. (a)	4.00	11/15/15	26,400,000
				32,372,140
Energy - 0.8%
770,000	Alpha Appalachia Holdings, Inc. (a)	3.25	08/01/15	744,975
700,000	Alpha Natural Resources, Inc. (a)	2.38	04/15/15	653,625
920,000	Chesapeake Energy Corp.	2.50	05/15/37	832,600
7,382,000	Cobalt International Energy, Inc. (a)	2.63	12/01/19	7,488,116
4,000,000	Helix Energy Solutions Group, Inc. (a)	3.25	03/15/32	4,737,500
912,000	Hornbeck Offshore Services, Inc. (a)(e)	1.50	09/01/19	921,120
2,000,000	JinkoSolar Holding Co., Ltd. (a)(e)	4.00	05/15/16	891,250
728,000	Newpark Resources, Inc. (a)	4.00	10/01/17	778,960
2,057,000	Peabody Energy Corp. (a)	4.75	12/15/41	1,991,433
4,611,000	SEACOR Holdings, Inc. (a)(e)	2.50	12/15/27	4,720,511
1,953,000	Stone Energy Corp. (a)(e)	1.75	03/01/17	1,723,523
1,600,000	Subsea 7 SA	3.50	10/13/14	2,443,200
1,590,000	Western Refining, Inc. (a)	5.75	06/15/14	4,662,675
				32,589,488
Financial - 1.5%
757,000	Affiliated Managers Group, Inc.	3.95	08/15/38	842,163
4,528,000	Air Lease Corp. (a)(e)	3.88	12/01/18	4,921,370
5,500,000	American Equity Investment Life Holding Co. (a)(e)	3.50	09/15/15	6,376,562
725,000	American Equity Investment Life Holding Co. (a)(e)	5.25	12/06/29	990,078
2,997,000	Amtrust Financial Services, Inc. (a)(e)	5.50	12/15/21	3,714,407
10,729,000	CBIZ, Inc. (a)(e)	4.88	10/01/15	11,164,866
1,409,000	DFC Global Corp. (a)(e)	3.25	04/15/17	1,541,974
5,461,000	Encore Capital Group, Inc. (a)(e)	3.00	11/27/17	6,051,471
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	2,160,544
1,034,000	Forest City Enterprises, Inc. (a)	4.25	08/15/18	1,092,809
3,080,000	Icahn Enterprises LP (e)(f)	4.00	08/15/13	3,103,100
158,000	iStar Financial, Inc. (a)	3.00	11/15/16	161,753
1,066,000	Jefferies Group, Inc. (a)	3.88	11/01/29	1,061,336
1,024,000	Knight Capital Group, Inc.	3.50	03/15/15	1,015,900
856,000	Knight Capital Group, Inc. (a)	3.50	03/15/15	854,395
1,807,000	Leucadia National Corp.	3.75	04/15/14	2,115,319
620,000	National Financial Partners Corp.	4.00	06/15/17	921,475
8,246,000	National Financial Partners Corp. (a)	4.00	06/15/17	12,255,617
1,900,000	The NASDAQ OMX Group, Inc.	2.50	08/15/13	1,909,500
1,978,000	Walter Investment Management Corp. (a)	4.50	11/01/19	2,097,916
				64,352,555
Healthcare - 3.4%
8,860,000	Accuray, Inc. (a)	3.75	08/01/16	8,909,837
686,000	Alere, Inc. (a)	3.00	05/15/16	644,840
11,087,000	Cubist Pharmaceuticals, Inc. (a)	2.50	11/01/17	17,448,166
9,755,000	Endo Health Solutions, Inc. (a)	1.75	04/15/15	10,834,147
990,000	Exelixis, Inc. (a)	4.25	08/15/19	968,344
2,173,000	Hologic, Inc., Series 2010 (a)(h)	2.00	12/15/37	2,433,760
7,642,000	Illumina, Inc. (a)(e)	0.25	03/15/16	7,446,174
2,700,000	Insulet Corp. (a)	3.75	06/15/16	2,944,687
350,000	Isis Pharmaceuticals, Inc. (a)(e)	2.75	10/01/19	347,594
2,201,000	LifePoint Hospitals, Inc. (a)	3.50	05/15/14	2,273,908
5,175,000	Medivation, Inc. (a)	2.63	04/01/17	6,640,172
6,800,000	Molina Healthcare, Inc. (a)	3.75	10/01/14	7,879,500
10,355,000	Mylan, Inc. (a)	3.75	09/15/15	22,062,622
4,595,000	NuVasive, Inc. (a)	2.75	07/01/17	4,043,600
9,000,000	PSS World Medical, Inc. (a)(e)	3.13	08/01/14	12,768,750
5,125,000	Teleflex, Inc. (a)	3.88	08/01/17	6,592,031
811,000	The Medicines Co. (a)(e)	1.38	06/01/17	892,100
7,450,000	ViroPharma, Inc. (a)	2.00	03/15/17	10,411,375
2,372,000	Volcano Corp. (a)	2.88	09/01/15	2,572,138
4,229,000	Volcano Corp. (a)	1.75	12/01/17	4,281,862
5,232,000	WellPoint, Inc. (a)(e)	2.75	10/15/42	5,653,830
730,000	West Pharmaceutical Services, Inc.	4.00	03/15/47	832,656
1,014,000	Wright Medical Group, Inc. (a)(e)	2.00	08/15/17	1,076,108
				139,958,201
Industrial - 2.7%
6,515,000	AirTran Holdings, Inc. (a)	5.25	11/01/16	8,416,566
5,400,000	Altra Holdings, Inc. (a)	2.75	03/01/31	5,936,625
4,000,000	AM Castle & Co. (a)(e)	7.00	12/15/17	6,475,000
2,311,000	Bristow Group, Inc. (a)	3.00	06/15/38	2,466,993
2,144,000	Cemex SAB de CV (a)	4.88	03/15/15	2,347,680
636,000	Cemex SAB de CV (a)	3.75	03/15/18	725,835
1,312,000	Chart Industries, Inc. (a)	2.00	08/01/18	1,622,780
11,451,000	Covanta Holding Corp. (a)	3.25	06/01/14	13,891,494
1,662,000	EnerSys (a)(h)	3.38	06/01/38	1,949,734
3,900,000	FEI Co. (a)	2.88	06/01/13	7,388,062
2,620,000	Genco Shipping & Trading, Ltd. (a)	5.00	08/15/15	954,663
462,000	General Cable Corp. (a)	0.88	11/15/13	459,979
3,019,000	General Cable Corp. (a)(h)	4.50	11/15/29	3,271,841
758,000	Greenbrier Cos., Inc.	3.50	04/01/18	692,149
761,000	Greenbrier Cos., Inc. (a)	3.50	04/01/18	694,889
9,195,000	Griffon Corp. (a)(e)	4.00	01/15/17	9,804,169
8,979,000	Kaman Corp. (a)(e)	3.25	11/15/17	11,324,764
3,300,000	L-3 Communications Holdings, Inc. (a)	3.00	08/01/35	3,357,750
2,372,000	PHH Corp. (a)	4.00	09/01/14	2,664,053
772,000	PHH Corp. (a)	6.00	06/15/17	1,533,385
6,800,000	RTI International Metals, Inc. (a)	3.00	12/01/15	7,416,250
2,550,000	Terex Corp. (a)	4.00	06/01/15	4,765,312
6,600,000	TTM Technologies, Inc. (a)	3.25	05/15/15	6,690,750
4,147,000	Vishay Intertechnology, Inc. (a)(e)	2.25	06/01/42	4,292,145
2,300,000	XPO Logistics, Inc. (a)	4.50	10/01/17	2,747,062
				111,889,930
Information Technology - 3.4%
1,398,000	Bottomline Technologies, Inc. (a)	1.50	12/01/17	1,559,644
7,299,000	CACI International, Inc. (a)	2.13	05/01/14	8,211,375
625,000	CACI International, Inc. (a)(e)	2.13	05/01/14	703,125
5,319,000	Cadence Design Systems, Inc. (a)	2.63	06/01/15	9,793,609
2,000,000	Ciena Corp. (a)(e)	4.00	03/15/15	2,280,000
1,060,000	Ciena Corp. (a)(e)	3.75	10/15/18	1,198,463
258,000	Ciena Corp. (e)	4.00	12/15/20	296,539
4,000,000	Digital River, Inc. (a)	2.00	11/01/30	3,957,500
1,398,000	Electronic Arts, Inc.	0.75	07/15/16	1,295,771
2,123,000	Electronic Arts, Inc. (a)	0.75	07/15/16	1,967,756
8,013,000	GT Advanced Technologies, Inc. (a)	3.00	10/01/17	5,869,522
7,600,000	Lam Research Corp. (a)	0.50	05/15/16	7,353,000
5,500,000	Mentor Graphics Corp. (a)	4.00	04/01/31	6,493,437
3,627,000	Microchip Technology, Inc. (a)	2.13	12/15/37	4,597,222
3,707,000	Micron Technology, Inc.	1.50	08/01/31	3,445,193
3,788,000	Micron Technology, Inc., Series A (a)	1.50	08/01/31	3,520,473
675,000	Mindspeed Technologies, Inc. (a)(e)	6.75	06/15/17	939,094
9,200,000	NetApp, Inc. (a)	1.75	06/01/13	10,384,500
1,897,000	Novellus Systems, Inc.	2.63	05/15/41	2,371,250
2,106,000	Novellus Systems, Inc. (a)	2.63	05/15/41	2,632,500
5,600,000	ON Semiconductor Corp., Series B (a)	2.63	12/15/26	5,995,500
2,300,000	Photronics, Inc. (a)	5.50	10/01/14	3,231,500
9,708,000	Photronics, Inc. (a)	3.25	04/01/16	9,829,350
5,500,000	Quantum Corp. (a)(e)	4.50	11/15/17	5,472,500
5,000,000	Radisys Corp. (a)(g)	4.50	02/15/15	4,702,500
4,944,000	Rambus, Inc. (a)	5.00	06/15/14	4,962,540
6,000,000	Rudolph Technologies, Inc. (a)(e)	3.75	07/15/16	7,552,500
5,600,000	SYNNEX Corp. (a)	4.00	05/15/18	6,685,000
9,250,000	Take-Two Interactive Software, Inc. (a)	4.38	06/01/14	11,279,219
1,863,000	Take-Two Interactive Software, Inc. (a)	1.75	12/01/16	1,781,494
2,750,000	VeriSign, Inc. (a)	3.25	08/15/37	3,482,187
				143,844,263
Materials - 0.4%
6,900,000	Horsehead Holding Corp. (a)	3.80	07/01/17	6,710,250
1,227,000	Kaiser Aluminum Corp.	4.50	04/01/15	1,657,984
1,264,000	Kaiser Aluminum Corp. (a)	4.50	04/01/15	1,707,980
3,050,000	Steel Dynamics, Inc. (a)	5.13	06/15/14	3,334,031
2,948,000	Sterlite Industries India, Ltd. (a)	4.00	10/30/14	2,850,347
1,470,000	Stillwater Mining Co. (a)	1.75	10/15/32	1,720,819
				17,981,411
Telecommunication Services - 1.5%
9,000,000	Alaska Communications Systems Group, Inc. (a)(e)	6.25	05/01/18	6,075,000
7,950,000	Comtech Telecommunications Corp. (a)	3.00	05/01/29	8,138,812
5,000,000	DealerTrack Holdings, Inc. (a)(e)	1.50	03/15/17	5,303,125
4,978,000	InterDigital, Inc. (a)	2.50	03/15/16	5,320,237
3,000,000	Ixia (a)	3.00	12/15/15	3,498,750
245,000	Level 3 Communications, Inc., Series B (a)	7.00	03/15/15	292,622
450,000	SBA Communications Corp.	1.88	05/01/13	766,969
1,471,000	SBA Communications Corp. (a)	4.00	10/01/14	3,485,351
10,393,000	Virgin Media, Inc. (a)	6.50	11/15/16	21,442,058
5,175,000	WebMD Health Corp. (a)	2.25	03/31/16	4,851,563
3,824,000	WebMD Health Corp. (a)	2.50	01/31/18	3,221,720
				62,396,207
Total Corporate Convertible Bonds
(Cost $648,469,370)				750,036,019

Corporate Non-Convertible Bonds - 2.1%
Consumer Discretionary - 0.0%
1,416,000	Jarden Corp.	7.50	05/01/17	1,601,850
Energy - 0.1%
1,420,000	Arch Coal, Inc. (a)	7.00	06/15/19	1,327,700
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	537,524
910,000	Newfield Exploration Co.	5.63	07/01/24	985,075
210,000	The Williams Cos., Inc.	7.88	09/01/21	271,001
				3,121,300
Financial - 1.4%
1,850,000	Abbey National Treasury Services PLC (a)(e)	3.88	11/10/14	1,920,435
37,334	ADFITECH, Inc.	8.00	03/15/20	22,813
945,000	Bank of America Corp. (a)	5.63	10/14/16	1,069,436
1,150,000	Bank of America Corp., MTN (a)	7.38	05/15/14	1,245,686
20,000	Bank of America Corp., MTN, Series L (a)	5.65	05/01/18	23,296
750,000	Bank of America NA BKNT	5.30	03/15/17	844,335
1,500,000	Bank of America NA BKNT (a)	6.10	06/15/17	1,730,089
750,000	Bank of America NA BKNT (f)	0.61	06/15/17	695,898
625,000	Cantor Fitzgerald LP (e)	6.38	06/26/15	633,384
420,000	Capital One Capital V (a)	10.25	08/15/39	420,000
1,540,000	Chase Capital III, Series C (a)(f)	0.86	03/01/27	1,266,802
925,000	Chase Capital VI (f)	0.94	08/01/28	761,811
2,475,000	CIT Group, Inc. (a)(e)	6.63	04/01/18	2,809,125
135,000	Citigroup, Inc.	6.50	08/19/13	139,692
400,000	Citigroup, Inc. (a)(f)	0.59	11/05/14	397,182
150,000	Citigroup, Inc.	5.85	08/02/16	171,584
90,000	Citigroup, Inc.	6.13	05/15/18	107,983
2,200,000	Citigroup, Inc. (a)(f)	2.01	05/15/18	2,219,967
3,250,000	Citigroup, Inc. (a)(f)	0.86	08/25/36	2,381,067
100,000	Credit Suisse New York	5.50	05/01/14	106,434
500,000	Credit Suisse New York	6.00	02/15/18	575,479
965,000	Discover Financial Services (e)	3.85	11/21/22	997,802
925,000	Duke Realty LP REIT	7.38	02/15/15	1,032,096
500,000	ERP Operating LP REIT (a)	5.20	04/01/13	505,260
800,000	Farmers Exchange Capital (a)(e)	7.05	07/15/28	985,596
207,000	General Electric Capital Corp.	5.63	05/01/18	246,108
100,000	General Electric Capital Corp., MTN (f)	0.51	05/11/16	98,455
150,000	General Electric Capital Corp., MTN	5.38	10/20/16	171,726
130,000	General Electric Capital Corp., MTN (f)	0.58	08/07/18	125,285
2,590,000	General Electric Capital Corp., MTN (a)(f)	0.69	05/05/26	2,248,664
1,880,000	General Electric Capital Corp., MTN (f)	0.79	08/15/36	1,466,708
400,000	General Electric Capital Corp., MTN, Series A (f)	0.57	09/15/14	399,688
150,000	HBOS PLC, MTN (e)	6.75	05/21/18	162,188
100,000	HCP, Inc. (a)	2.63	02/01/20	99,770
232,000	HCP, Inc. REIT	5.63	05/01/17	265,232
1,000,000	HCP, Inc., MTN REIT	6.30	09/15/16	1,154,867
1,250,000	Health Care REIT, Inc.	4.70	09/15/17	1,395,824
140,000	Health Care REIT, Inc. (a)	4.95	01/15/21	153,378
60,000	Health Care REIT, Inc. (a)	5.25	01/15/22	66,935
35,000	Health Care REIT, Inc. (a)	6.50	03/15/41	40,828
1,409,000	Healthcare Realty Trust, Inc. REIT	6.50	01/17/17	1,612,499
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	607,887
1,475,000	International Lease Finance Corp. (e)	6.75	09/01/16	1,663,062
725,000	JP Morgan Chase Capital XIII (f)	1.26	09/30/34	597,890
150,000	JPMorgan Chase & Co. (a)	4.50	01/24/22	170,006
2,840,000	JPMorgan Chase Capital XXI, Series U (f)	1.26	02/02/37	2,208,620
450,000	JPMorgan Chase Capital XXIII (f)	1.31	05/15/47	346,599
1,600,000	Lloyds TSB Bank PLC	4.88	01/21/16	1,765,886
830,000	Macquarie Bank, Ltd. (e)	5.00	02/22/17	908,624
80,000	Merrill Lynch & Co., Inc., MTN (f)	8.68	05/02/17	91,904
80,000	Merrill Lynch & Co., Inc., MTN (f)	8.95	05/18/17	92,704
80,000	Merrill Lynch & Co., Inc., MTN (f)	9.57	06/06/17	94,904
1,645,000	Morgan Stanley	6.00	05/13/14	1,742,581
90,000	Morgan Stanley	4.20	11/20/14	93,948
925,000	Morgan Stanley, MTN (a)(f)	0.77	10/18/16	880,156
1,250,000	Nationwide Health Properties, Inc.	6.00	05/20/15	1,389,937
2,575,000	Nationwide Mutual Insurance Co. (a)(e)(f)	5.81	12/15/24	2,497,884
2,282,000	Nuveen Investments, Inc.	5.50	09/15/15	2,167,900
770,000	Raymond James Financial, Inc.	8.60	08/15/19	976,590
49,000	Shurgard Storage Centers, LLC REIT	5.88	03/15/13	49,531
1,600,000	SL Green Realty Corp / SL Green Operating Partnership / Reckson Operating Part	5.00	08/15/18	1,739,573
250,000	The Bear Stearns Cos., LLC	5.70	11/15/14	271,790
75,000	The Bear Stearns Cos., LLC	7.25	02/01/18	94,081
250,000	The Goldman Sachs Group, Inc.	6.25	09/01/17	295,209
355,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	417,519
480,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	604,730
1,500,000	The Goldman Sachs Group, Inc. (a)	6.00	06/15/20	1,785,061
100,000	The Goldman Sachs Group, Inc., MTN, Series B (f)	0.72	07/22/15	98,184
477,000	Thornburg Mortgage, Inc. (g)(i)	8.00	05/15/13	38,458
1,100,000	Wachovia Corp. (a)(f)	0.65	10/28/15	1,084,153
1,155,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	7.50	06/02/14	1,257,104
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (a)(e)	6.75	09/02/19	18,608
170,000	Weingarten Realty Investors, MTN REIT	4.99	09/03/13	174,176
1,000,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance, LLC (e)	5.13	11/15/14	1,072,686
				60,069,352
Healthcare - 0.1%
700,000	Boston Scientific Corp.	5.45	06/15/14	744,454
685,000	CHS/Community Health Systems, Inc. (a)	8.00	11/15/19	744,937
605,000	CHS/Community Health Systems, Inc.	7.13	07/15/20	646,594
572,000	HCA, Inc.	7.88	02/15/20	639,210
1,463,000	HCA, Inc. (a)	7.25	09/15/20	1,627,587
				4,402,782
Industrial - 0.1%
1,800,000	Maxim Crane Works LP / Maxim Finance Corp. (e)	12.25	04/15/15	1,854,000
125,000	Sydney Airport Finance Co. Pty, Ltd. (a)(e)	3.90	03/22/23	127,955
				1,981,955
Materials - 0.0%
400,000	ArcelorMittal	6.75	02/25/22	420,523

Telecommunication Services - 0.2%
40,000	Cablevision Systems Corp. (a)	5.88	09/15/22	40,250
995,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	7.00	01/15/19	1,078,331
1,760,000	CenturyLink, Inc. (a)	5.80	03/15/22	1,863,868
980,000	Intelsat Jackson Holdings SA	7.25	04/01/19	1,058,400
1,120,000	Intelsat Jackson Holdings SA	8.50	11/01/19	1,257,200
745,000	Windstream Corp.	8.13	09/01/18	817,638
				6,115,687
Utilities - 0.2%
1,570,000	Edison Mission Energy (i)	7.00	05/15/17	839,950
2,850,000	GenOn Americas Generation, LLC	9.13	05/01/31	3,149,250
145,000	Oncor Electric Delivery Co., LLC	6.80	09/01/18	180,044
1,710,000	PNM Resources, Inc. (a)	9.25	05/15/15	1,960,088
80,000	Public Service Co. of New Mexico	7.95	05/15/18	97,315
600,000	Sabine Pass LNG LP (e)	7.50	11/30/16	634,500
2,830,000	Southern Union Co. (a)(f)	3.33	11/01/66	2,437,338
				9,298,485
Total Corporate Non-Convertible Bonds
(Cost $77,996,703)				87,011,934

Exchange Traded Note - 0.0%
20,500	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(b) (Cost $948,087)			572,975

Interest Only Bonds - 0.1%
27,479,855	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (f)	0.55	04/15/40	386,398
63,910,871	Residential Accredit Loans, Inc., Series 2006-QS11 AV (f)	0.33	08/25/36	887,243
31,554,495	Residential Accredit Loans, Inc., Series 2006-QS6 1AV (f)	0.72	06/25/36	916,421
70,265,839	Residential Accredit Loans, Inc., Series 2007-QS2 AV (f)	0.32	01/25/37	1,233,166
70,622,508	Residential Accredit Loans, Inc., Series 2007-QS3 AV (f)	0.32	02/25/37	1,204,855
Total Interest Only Bonds
(Cost $3,078,019)				4,628,083

Municipal Bonds - 0.3%
California - 0.1%
2,065,000	State of California (a)	5.70	11/01/21	2,462,595
750,000	State of California	7.95	03/01/36	932,767
60,000	State of California (a)	7.55	04/01/39	86,568
105,000	State of California (a)	7.30	10/01/39	145,604
				3,627,534
Illinois - 0.1%
1,625,000	City of Chicago IL	6.05	01/01/29	1,813,451
75,000	State of Illinois (a)	5.67	03/01/18	85,522
1,000,000	State of Illinois	6.20	07/01/21	1,125,900
2,030,000	State of Illinois	4.95	06/01/23	2,151,292
185,000	State of Illinois (a)	5.10	06/01/33	183,180
				5,359,345
North Carolina - 0.1%
3,300,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (a)(f)	1.22	10/25/41	3,355,143

Texas - 0.0%
100,000	City of Houston (a)	6.29	03/01/32	124,373
Total Municipal Bonds
(Cost $11,963,419)				12,466,395

Syndicated Loans - 0.1%
2,506	Chrysler Group, LLC (f)	6.00	05/24/17	2,563
1,384,268	HCA, Inc.	3.46	05/01/18	1,389,645
500,000	HCA, Inc.	3.46	05/01/18	501,943
750,320	Texas Competitive Electric Holdings Co., LLC (f)	4.81	10/10/17	501,776
2,480,540	Texas Competitive Electric Holdings Co., LLC (f)	4.71	10/10/17	1,658,861
519,140	Texas Competitive Electric Holdings Co., LLC (f)	4.81	10/10/17	347,175
Total Syndicated Loans
(Cost $4,190,965)				4,401,963

U.S. Government & Agency Obligations - 3.4%
Agency - 0.8%
2,225,000	FHLB (a)	0.45	07/30/14	2,225,485
3,940,000	FHLB	0.50	10/16/15	3,940,626
5,135,000	FHLB (a)	0.55	11/13/15	5,137,675
4,500,000	FHLB	0.50	01/08/16	4,504,630
2,700,000	FNMA	0.65	04/30/15	2,704,091
2,175,000	FNMA	0.50	10/22/15	2,178,204
4,390,000	FNMA	0.50	11/06/15	4,390,799
4,750,000	FNMA (a)	0.63	02/22/16	4,753,249
4,520,000	FNMA	0.63	05/23/16	4,525,881
				34,360,640
Discount Notes - 0.7%
6,290,000	FHLB (j)	0.12	01/04/13	6,289,994
6,015,000	FHLB (j)	0.13	01/09/13	6,014,988
310,000	FHLMC (a)(j)	0.13	01/07/13	310,000
620,000	FHLMC (a)(j)	0.13	01/14/13	619,998
1,240,000	FHLMC (a)(j)	0.13	01/15/13	1,239,995
16,360,000	FNMA (j)	0.12	01/02/13	16,360,000
				30,834,975
Interest Only Bonds - 0.5%
8,351,247	FHLMC, Series 3262, Class KS (f)	6.20	01/15/37	1,167,448
12,284,786	FHLMC, Series 3271, Class SB (f)	5.84	02/15/37	1,558,520
5,519,573	FHLMC, Series 3404, Class AS (f)	5.69	01/15/38	884,044
7,534,071	FHLMC, Series 4030, Class HS (f)	6.40	04/15/42	1,072,974
4,693,919	FNMA, Series 2005-92, Class US (f)	5.89	10/25/25	719,252
7,575,860	FNMA, Series 2006-125, Class SM (a)(f)	6.99	01/25/37	1,259,676
473,201	FNMA, Series 2006-27, Class SH (a)(f)	6.49	04/25/36	73,104
9,031,967	FNMA, Series 2007-52, Class LS (f)	5.84	06/25/37	1,332,547
2,396,738	FNMA, Series 2007-68, Class SC (f)	6.49	07/25/37	338,371
825,528	FNMA, Series 2007-77, Class SK (a)(f)	5.66	08/25/37	120,766
10,010,560	FNMA, Series 2009-115, Class SB (f)	6.04	01/25/40	1,400,469
4,248,748	FNMA, Series 2010-112, Class PI	6.00	10/25/40	516,507
3,466,401	FNMA, Series 2010-35, Class IA	5.00	07/25/38	196,372
3,556,010	GNMA, Series 2007-78, Class SG (f)	6.33	12/20/37	651,796
4,805,548	GNMA, Series 2008-51, Class GS (f)	6.02	06/16/38	985,842
459,472	GNMA, Series 2009-106, Class KS (a)(f)	6.19	11/20/39	69,015
873,785	GNMA, Series 2010-158, Class EI (a)	4.00	12/16/25	91,467
10,871,202	GNMA, Series 2010-20, Class SE (f)	6.04	02/20/40	1,936,569
312,923	GNMA, Series 2010-4, Class NS (f)	6.18	01/16/40	51,642
4,095,755	GNMA, Series 2010-4, Class SL (f)	6.19	01/16/40	703,083
7,902,630	GNMA, Series 2011-146, Class EI	5.00	11/16/41	1,497,683
6,927,886	GNMA, Series 2011-69, Class GI	5.00	05/16/40	938,952
9,917,318	GNMA, Series 2012-7, Class PI	3.50	01/20/38	1,179,661
				18,745,760
Mortgage Securities - 0.3%
613,428	FHLMC Gold Pool #A95820	4.00	12/01/40	683,241
213,846	FHLMC Gold Pool #A96411 (a)	4.00	01/01/41	237,514
96,928	FHLMC Gold Pool #G01864 (a)	5.00	01/01/34	105,285
153,433	FHLMC Gold Pool #G05866 (a)	4.50	02/01/40	172,272
463,835	FHLMC Gold Pool #G06242 (a)	4.50	09/01/40	520,784
303,143	FHLMC Gold Pool #G06354 (a)	4.00	04/01/41	336,695
181,234	FHLMC Gold Pool #G06361 (a)	4.00	03/01/41	201,860
86,485	FHLMC Gold Pool #G13475 (a)	6.00	01/01/24	97,443
17,023	FHLMC Gold Pool #H03161 (a)	6.50	08/01/37	18,866
461,204	FHLMC Gold Pool #J13884 (a)	3.50	12/01/25	492,489
109,785	FHLMC Gold Pool #Q04090	4.00	10/01/41	121,936
432,326	FHLMC Gold Pool #Q04091 (a)	4.00	10/01/41	473,692
97,261	FHLMC Pool #1B3413 (f)	5.92	05/01/37	105,217
9,766	FHLMC Pool #1L0113 (f)	3.11	05/01/35	10,444
17,207	FHLMC, Series 2433, Class SA (a)(f)	20.39	02/15/32	25,783
129,072	FHLMC, Series 2929, Class PE (a)	5.00	05/15/33	131,470
645,269	FHLMC, Series 3442, Class MT (f)	0.21	07/15/34	614,838
215,000	FHLMC, Series K020, Class A2 (a)	2.37	05/25/22	218,919
260,000	FNCL3 - FNMA TBA	3.00	01/15/43	272,513
320,000	FNCL3 - FNMA TBA	3.00	01/15/43	335,400
325,000	FNCL3 - FNMA TBA	3.00	01/15/43	340,641
275,000	FNCL3 - FNMA TBA	3.00	01/15/43	288,234
90,604	FNMA Pool #545639 (a)	6.50	04/01/32	103,501
14,852	FNMA Pool #555177 (f)	2.28	01/01/33	15,820
2,905	FNMA Pool #673743 (a)(f)	2.88	11/01/32	2,915
162,869	FNMA Pool #734922	4.50	09/01/33	180,851
86,260	FNMA Pool #735646	4.50	07/01/20	93,055
55,320	FNMA Pool #735861 (a)	6.50	09/01/33	65,270
48,763	FNMA Pool #735881 (a)	6.00	11/01/34	54,475
34,401	FNMA Pool #764388 (a)(f)	4.98	03/01/34	36,900
93,630	FNMA Pool #776708 (a)	5.00	05/01/34	105,477
17,674	FNMA Pool #841741 (a)(f)	2.40	09/01/35	18,453
182,863	FNMA Pool #888219	5.50	03/01/37	198,943
45,478	FNMA Pool #895606 (a)(f)	5.76	06/01/36	49,448
174,040	FNMA Pool #897164 (a)	6.50	08/01/36	196,594
242,689	FNMA Pool #962723 (a)	5.50	04/01/38	274,648
318,852	FNMA Pool #963997	5.50	06/01/38	362,435
81,104	FNMA Pool #974148	5.50	02/01/38	88,134
185,670	FNMA Pool #AB1613 (a)	4.00	10/01/40	206,893
187,263	FNMA Pool #AB3864 (a)	3.50	11/01/41	203,378
572,895	FNMA Pool #AB5215 (a)	3.00	05/01/27	612,479
164,522	FNMA Pool #AD0791 (a)	4.76	02/01/20	193,227
164,984	FNMA Pool #AE0600 (a)	3.98	11/01/20	188,375
165,586	FNMA Pool #AE0605 (a)	4.67	07/01/20	194,631
442,881	FNMA Pool #AH3428 (a)	3.50	01/01/26	481,988
211,184	FNMA Pool #AJ0764 (a)	4.50	09/01/41	229,320
287,039	FNMA Pool #AL0149 (a)	4.00	02/01/41	316,710
274,632	FNMA Pool #AL0851 (a)	6.00	10/01/40	300,713
180,005	FNMA Pool #FN0009 (a)	3.42	10/01/20	199,077
406,484	FNMA Pool #MA1278 (a)	2.50	12/01/22	426,766
56,785	FNMA, Series 2001-52, Class YZ (a)	6.50	10/25/31	64,886
25,902	FNMA, Series 2001-81, Class QG (a)	6.50	01/25/32	29,373
1,066,778	FNMA, Series 2003-64, Class KS (f)	9.37	07/25/18	1,215,946
225,000	FNMA, Series 2006-4, Class WE (a)	4.50	02/25/36	240,502
340,000	FNMA, Series 2010-M1, Class A2 (a)	4.45	09/25/19	390,439
288,818	FNMA, Series 2012-M12, Class 1A (a)(f)	2.84	08/25/22	305,425
355,000	G2SF3 - GNMA TBA	3.00	01/15/43	377,520
200,000	G2SF35 - GNMA TBA	3.50	01/15/43	217,359
8,608	GNMA II Pool #080610 (a)(f)	1.75	06/20/32	9,020
21,832	GNMA II Pool #081136 (a)(f)	2.13	11/20/34	22,695
26,503	GNMA II Pool #081432 (a)(f)	1.75	08/20/35	27,566
23,795	GNMA II Pool #081435 (a)(f)	1.75	08/20/35	24,749
				14,131,492
Principal Only Bonds - 0.0%
1,575,966	FHLMC, Series 3885, Class PO	0.00	11/15/33	1,491,982

U.S. Treasury Securities - 1.1%
12,360,000	U.S. Treasury Bill (k)	0.05 -0.13	04/04/13	12,358,109
310,000	U.S. Treasury Bond (a)	2.75	08/15/42	299,392
2,890,000	U.S. Treasury Inflation Indexed Bond (a)	0.63	04/15/13	3,159,824
2,555,000	U.S. Treasury Inflation Indexed Bond	1.88	07/15/13	3,271,193
8,135,000	U.S. Treasury Inflation Indexed Bond (a)	1.25	04/15/14	9,170,887
9,510,000	U.S. Treasury Inflation Indexed Bond (a)	0.50	04/15/15	10,596,563
670,000	U.S. Treasury Inflation Indexed Bond (a)	0.13	04/15/17	731,125
140,000	U.S. Treasury Inflation Indexed Bond (a)	2.13	02/15/41	218,829
1,555,000	U.S. Treasury Note (a)	0.75	06/30/17	1,564,476
1,830,000	U.S. Treasury Note (a)	0.75	10/31/17	1,836,291
325,000	U.S. Treasury Note (a)	1.63	08/15/22	322,918
350,000	U.S. Treasury Note (a)	1.63	11/15/22	346,227
				43,875,834
Total U.S. Government & Agency Obligations
(Cost $137,630,295)				143,440,683
Total Fixed Income Securities
(Cost $1,109,342,638)				1,253,497,092

	Security
Shares	Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (b)(l) (Cost $43,782)			10,515

Investment Companies - 7.9%
23,000	American Select Portfolio			251,390
37,632	BlackRock Credit Allocation Income Trust IV			516,687
61,990	BlackRock Floating Rate Income Fund			932,949
1,403,000	Consumer Staples Select Sector SPDR Fund (a)			48,866,490
69,698	Eaton Vance Limited Duration Income Fund			1,161,169
125,350	Invesco Senior Income Trust			649,313
21,000	iShares Barclays TIPS Bond Fund			2,549,610
13,500	iShares iBoxx $ High Yield Corporate Bond Fund			1,260,225
61,198	PCM Fund, Inc.			734,376
11,800	Pimco Dynamic Income Fund			345,032
30,000	PIMCO Income Opportunity Fund			873,900
98,012	PIMCO Income Strategy Fund II			1,083,033
8,750	ProShares UltraShort 20+ Year Treasury (a)(b)			555,188
31,100	SPDR Barclays Capital High Yield Bond ETF			1,265,770
1,712,062	SPDR S&P 500 ETF Trust (a)(c)			244,003,076
1,700,000	Sprott Physical Gold Trust (b)			24,157,000
7,400	WisdomTree Japan SmallCap Dividend Fund			323,380
Total Investment Companies
(Cost $281,333,432)				329,528,588
	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 0.1%
Commercial Paper - 0.1%
$400,000	Lloyds TSB Bank PLC (a)	0.30%	02/13/13	399,857
4,620,000	RBS Holdings USA, Inc. (a)	0.38	03/19/13	4,616,245
Total Commercial Paper
(Cost $5,016,102)				5,016,102
Total Short-Term Investments
(Cost $5,016,102)				5,016,102
	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 0.9%
Call Options Purchased - 0.7%
630	Abbott Laboratories	$25.00	01/13	935,550
1,600	Abbott Laboratories	22.50	01/13	3,236,000
238	Accenture PLC	55.00	01/13	362,950
225	Berkshire Hathaway, Inc., Class B	75.00	01/13	435,375
4,201	iShares MSCI Japan Index Fund	9.00	01/13	493,617
4,201	iShares MSCI Japan Index Fund	13.00	01/13	128,131
3,780	Johnson & Johnson	55.00	01/13	5,717,250
1,700	Lowe's Cos., Inc.	25.00	01/13	1,870,000
465	Target Corp.	45.00	01/13	721,680
3,150	The Coca-Cola Co.	30.00	01/13	2,047,500
1,100	The Walt Disney Co.	48.00	04/13	330,000
1,167	The Walt Disney Co.	35.00	01/13	1,899,292
277	UPS, Inc.	60.00	01/13	400,819
940	Walgreen Co.	38.00	01/13	26,320
2,030	Walgreen Co.	25.00	01/13	2,395,400
2,293	Wal-Mart Stores, Inc.	55.00	01/13	3,290,455
4,460	Wells Fargo & Co.	25.00	01/13	4,303,900
Total Call Options Purchased
(Premiums Paid $27,095,960)				28,594,239
Put Options Purchased - 0.2%
135	Amazon.com, Inc.	175.00	01/13	2,025
50	Amazon.com, Inc.	235.00	04/13	59,250
144	Caterpillar, Inc.	82.50	05/13	49,968
128	Cummins, Inc.	97.50	06/13	79,488
2,521	Financial Select Sector SPDR	16.00	01/13	12,605
2,520	Financial Select Sector SPDR	16.00	01/13	45,360
1,596	iShares iBoxx $ High Yield Corporate Bond Fund	90.00	03/13	183,540
700	iShares MSCI Brazil Index Fund	51.00	06/13	143,500
840	iShares Russell 2000 Index Fund	81.00	01/13	44,520
3,200	iShares Russell 2000 Index Fund	77.00	05/13	657,600
3,715	iShares Russell 2000 Index Fund	75.00	05/13	612,975
540	Market Vectors - Russia ETF	26.00	05/13	39,150
840	SPDR S&P 500 ETF Trust	140.00	01/13	99,960
20,070	SPDR S&P 500 ETF Trust	137.00	01/13	1,264,410
5,950	SPDR S&P 500 ETF Trust	133.00	01/13	190,400
6,335	SPDR S&P 500 ETF Trust	125.00	01/13	69,685
18,610	SPDR S&P 500 ETF Trust	60.00	01/13	18,610
12,656	SPDR S&P 500 ETF Trust	141.00	03/13	5,087,712
840	SPDR S&P 500 ETF Trust	120.00	06/13	145,320
800	SPDR S&P Metals & Mining	41.00	06/13	174,800
310	Vale SA	17.00	06/13	17,670
210	VeriFone Systems, Inc.	25.00	01/13	1,575
Total Put Options Purchased
(Premiums Paid $48,037,224)				9,000,123
Total Purchased Options
(Premiums Paid $75,133,184)				37,594,362
Total Long Positions - 81.0%
(Cost $2,960,132,950)*				$3,386,098,844
Total Short Positions - (36.3)%
(Cost $(1,443,492,589))*				(1,519,802,296)
Total Written Options - (0.3)%
(Premiums Received $(30,760,992))*				(14,748,461)
Other Assets & Liabilities, Net – 55.7%				2,329,022,845
Net Assets – 100.0%				$4,180,570,932

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2012 (Unaudited)

	Security
Shares	Description	Value
Short Positions - (36.3)%
Equity Securities - (35.2)%
Common Stock - (35.2)%
Consumer Discretionary - (7.7)%
(28,500)	Advance Auto Parts, Inc.	$(2,061,975)
(33,600)	Alaska Air Group, Inc.	(1,447,824)
(77,000)	America's Car-Mart, Inc.	(3,120,040)
(44,700)	Apollo Group, Inc., Class A	(935,124)
(159,300)	Arcos Dorados Holdings, Inc.	(1,905,228)
(32,437)	Beazer Homes USA, Inc.	(547,861)
(45,000)	Big Lots, Inc.	(1,280,700)
(139,600)	Body Central Corp.	(1,390,416)
(18,600)	BorgWarner, Inc.	(1,332,132)
(104,500)	Bridgepoint Education, Inc.	(1,076,350)
(135,900)	Brookdale Senior Living, Inc.	(3,440,988)
(53,000)	Cabela's, Inc.	(2,212,750)
(538,787)	Callaway Golf Co.	(3,502,115)
(127,400)	CarMax, Inc.	(4,782,596)
(61,100)	Carnival Corp.	(2,246,647)
(25,000)	Chemed Corp.	(1,714,750)
(168,500)	Coach, Inc.	(9,353,435)
(50,400)	Coinstar, Inc.	(2,621,304)
(50,300)	Darden Restaurants, Inc.	(2,267,021)
(121,900)	Dick's Sporting Goods, Inc.	(5,545,231)
(28,750)	DIRECTV	(1,442,100)
(118,000)	Dollar General Corp.	(5,202,620)
(209,497)	DR Horton, Inc.	(4,143,851)
(184,600)	DreamWorks Animation SKG, Inc., Class A	(3,058,822)
(46,500)	EchoStar Corp., Class A	(1,591,230)
(71,300)	Emeritus Corp.	(1,762,536)
(97,300)	Equinix, Inc.	(20,063,260)
(54,100)	Ethan Allen Interiors, Inc.	(1,390,911)
(71,000)	Family Dollar Stores, Inc.	(4,502,110)
(236,500)	Fastenal Co.	(11,042,185)
(79,700)	Fossil, Inc.	(7,420,070)
(66,200)	FTI Consulting, Inc.	(2,184,600)
(147,500)	Genuine Parts Co.	(9,378,050)
(42,500)	Guess?, Inc.	(1,042,950)
(103,000)	Harley-Davidson, Inc.	(5,030,520)
(38,600)	Hasbro, Inc.	(1,385,740)
(115,436)	Hawaiian Holdings, Inc.	(758,414)
(841,295)	Hertz Global Holdings, Inc.	(13,687,870)
(43,171)	Home Inns & Hotels Management, Inc., ADR	(1,247,642)
(104,900)	Hyatt Hotels Corp., Class A	(4,045,993)
(85,200)	Interface, Inc.	(1,370,016)
(92,400)	International Speedway Corp., Class A	(2,552,088)
(275,100)	Jakks Pacific, Inc.	(3,444,252)
(209,100)	JC Penney Co., Inc.	(4,121,361)
(122,649)	JetBlue Airways Corp.	(700,326)
(253,500)	Johnson Controls, Inc.	(7,782,450)
(94,000)	KB Home	(1,485,200)
(85,200)	Lamar Advertising Co., Class A	(3,301,500)
(19,900)	Landauer, Inc.	(1,218,079)
(127,812)	Lennar Corp., Class A	(4,942,490)
(30,500)	Life Time Fitness, Inc.	(1,500,905)
(3,258)	Live Nation Entertainment, Inc.	(30,332)
(67,400)	LKQ Corp.	(1,422,140)
(191,000)	Ltd. Brands, Inc.	(8,988,460)
(65,300)	M/I Homes, Inc.	(1,730,450)
(21,048)	MGM Resorts International	(244,999)
(201,200)	Mobile Mini, Inc.	(4,190,996)
(135,600)	Monro Muffler Brake, Inc.	(4,741,932)
(18,000)	MSC Industrial Direct Co., Inc.	(1,356,840)
(18,300)	Navistar International Corp.	(398,391)
(8,875)	Netflix, Inc.	(823,422)
(75,500)	Nordstrom, Inc.	(4,039,250)
(53,600)	Nu Skin Enterprises, Inc., Class A	(1,985,880)
(57,000)	Owens & Minor, Inc.	(1,625,070)
(37,700)	Penn National Gaming, Inc.	(1,851,447)
(19,675)	priceline.com, Inc.	(12,222,110)
(125,950)	Pricesmart, Inc.	(9,704,447)
(116,500)	Rackspace Hosting, Inc.	(8,652,455)
(7,800)	Ralph Lauren Corp.	(1,169,376)
(465,564)	Regis Corp.	(7,877,343)
(50,000)	Robert Half International, Inc.	(1,591,000)
(219,500)	Ruby Tuesday, Inc.	(1,725,270)
(83,100)	Rush Enterprises, Inc.	(1,717,677)
(18,200)	Sears Holdings Corp.	(752,752)
(73,000)	Signet Jewelers, Ltd.	(3,898,200)
(43,075)	Sonic Automotive, Inc., Class A	(899,837)
(267,500)	Southwest Airlines Co.	(2,739,200)
(736,659)	Standard Pacific Corp.	(5,414,444)
(34,238)	The Goodyear Tire & Rubber Co.	(472,827)
(90,000)	The Home Depot, Inc.	(5,566,500)
(136,448)	The Interpublic Group of Cos., Inc.	(1,503,657)
(152,700)	The Pep Boys-Manny, Moe & Jack	(1,501,041)
(23,875)	The Ryland Group, Inc.	(871,437)
(54,604)	TIBCO Software, Inc.	(1,201,834)
(61,100)	Tiffany & Co.	(3,503,474)
(4,661)	Time Warner Cable, Inc.	(453,003)
(213,100)	Titan Machinery, Inc.	(5,263,570)
(130,600)	TiVo, Inc.	(1,608,992)
(6,290)	Toll Brothers, Inc.	(203,356)
(152,800)	Under Armour, Inc., Class A	(7,415,384)
(38,796)	United Continental Holdings, Inc.	(907,050)
(69,000)	ValueClick, Inc.	(1,339,290)
(16,374)	Viacom, Inc., Class B	(863,565)
(372,600)	Wabash National Corp.	(3,342,222)
(65,151)	WESCO International, Inc.	(4,393,132)
(48,000)	Yum! Brands, Inc.	(3,187,200)
		(320,975,882)
Consumer Staples - (2.3)%
(186,100)	Accretive Health, Inc.	(2,151,316)
(49,950)	Bunge, Ltd.	(3,630,865)
(39,600)	Campbell Soup Co.	(1,381,644)
(7,626)	Chiquita Brands International, Inc.	(62,915)
(47,600)	Coca-Cola Enterprises, Inc.	(1,510,348)
(82,600)	DENTSPLY International, Inc.	(3,271,786)
(241,600)	Dole Food Co., Inc.	(2,771,152)
(91,000)	Endologix, Inc.	(1,295,840)
(64,700)	FleetCor Technologies, Inc.	(3,471,155)
(53,500)	Flowers Foods, Inc.	(1,244,945)
(174,900)	Green Dot Corp., Class A	(2,133,780)
(139,900)	Halozyme Therapeutics, Inc.	(938,729)
(22,900)	HeartWare International, Inc.	(1,922,455)
(44,400)	IPC The Hospitalist Co., Inc.	(1,763,124)
(48,313)	Iron Mountain, Inc.	(1,500,119)
(25,000)	Kellogg Co.	(1,396,250)
(59,150)	Masimo Corp.	(1,242,741)
(41,300)	Matthews International Corp., Class A	(1,325,730)
(163,200)	McGrath RentCorp	(4,736,064)
(275,000)	OraSure Technologies, Inc.	(1,974,500)
(73,900)	Pacira Pharmaceuticals, Inc.	(1,291,033)
(73,700)	Ritchie Bros. Auctioneers, Inc.	(1,539,593)
(478,500)	ServiceSource International, Inc.	(2,799,225)
(58,993)	Sunrise Senior Living, Inc.	(848,319)
(49,000)	Sysco Corp.	(1,551,340)
(51,600)	The Advisory Board Co.	(2,414,364)
(41,000)	The Brink's Co.	(1,169,730)
(83,700)	The Estee Lauder Cos., Inc., Class A	(5,010,282)
(62,000)	The Kroger Co.	(1,613,240)
(56,856)	Tootsie Roll Industries, Inc.	(1,473,708)
(134,100)	Tyson Foods, Inc., Class A	(2,601,540)
(562,400)	United Rentals, Inc.	(25,600,448)
(39,246)	Universal Corp.	(1,958,768)
(19,900)	Varian Medical Systems, Inc.	(1,397,776)
(26,000)	WellCare Health Plans, Inc.	(1,265,940)
(23,000)	Whole Foods Market, Inc.	(2,100,590)
		(94,361,354)
Energy - (1.8)%
(294,400)	Abraxas Petroleum Corp.	(644,736)
(1,225)	Alpha Natural Resources, Inc.	(11,932)
(40,200)	Approach Resources, Inc.	(1,005,402)
(195,700)	Arch Coal, Inc.	(1,432,524)
(100,700)	Carrizo Oil & Gas, Inc.	(2,106,644)
(110,100)	Cheniere Energy, Inc.	(2,067,678)
(218,134)	Chesapeake Energy Corp.	(3,625,387)
(107,816)	Cobalt International Energy, Inc.	(2,647,961)
(14,900)	Concho Resources, Inc.	(1,200,344)
(36,200)	Devon Energy Corp.	(1,883,848)
(19,050)	Dril-Quip, Inc.	(1,391,603)
(104,300)	Enbridge, Inc.	(4,518,276)
(76,495)	Energy XXI Bermuda, Ltd.	(2,462,374)
(22,900)	EQT Corp.	(1,350,642)
(155,800)	EXCO Resources, Inc.	(1,054,766)
(39,800)	Gulfport Energy Corp.	(1,521,156)
(95,900)	Helix Energy Solutions Group, Inc.	(1,979,376)
(11,856)	Hornbeck Offshore Services, Inc.	(407,135)
(11,800)	Kinder Morgan Energy Partners LP	(941,522)
(386,800)	Magnum Hunter Resources Corp.	(1,543,332)
(46,479)	Newpark Resources, Inc.	(364,860)
(60,600)	Northern Oil and Gas, Inc.	(1,019,292)
(29,000)	ONEOK, Inc.	(1,239,750)
(16,438)	Peabody Energy Corp.	(437,415)
(83,188)	Penn Virginia Corp.	(366,859)
(12,600)	PetroChina Co., Ltd., ADR	(1,811,628)
(27,700)	Pioneer Natural Resources Co.	(2,952,543)
(58,100)	Range Resources Corp.	(3,650,423)
(463,500)	Resolute Energy Corp.	(3,768,255)
(25,000)	Rosetta Resources, Inc.	(1,134,000)
(30,325)	Sanchez Energy Corp.	(545,850)
(630,464)	SandRidge Energy, Inc.	(4,003,446)
(20,307)	SEACOR Holdings, Inc.	(1,701,727)
(102,000)	Seadrill, Ltd.	(3,753,600)
(36,900)	Southwestern Energy Co.	(1,232,829)
(126,200)	Spectra Energy Corp.	(3,455,356)
(20,936)	Stone Energy Corp.	(429,607)
(84,640)	Subsea 7 SA	(2,063,554)
(88,200)	TransCanada Corp.	(4,173,624)
(50,000)	Ultra Petroleum Corp.	(906,500)
(159,354)	Western Refining, Inc.	(4,492,189)
		(77,299,945)
Financial - (7.9)%
(11,802)	Affiliated Managers Group, Inc.	(1,536,030)
(20,392,000)	Agricultural Bank of China, Ltd., Class H	(10,076,490)
(84,034)	Air Lease Corp.	(1,806,731)
(35,900)	Alexander & Baldwin, Inc.	(1,054,383)
(14,216)	Alexandria Real Estate Equities, Inc. REIT	(985,453)
(37,100)	American Campus Communities, Inc., REIT	(1,711,423)
(330,015)	American Equity Investment Life Holding Co.	(4,029,483)
(74,611)	Amtrust Financial Services, Inc.	(2,140,590)
(55,779)	Aspen Insurance Holdings, Ltd.	(1,789,390)
(1,894,895)	Banco Santander SA, ADR	(15,481,292)
(1,142,008)	Bank of America Corp.	(13,247,293)
(21,410,000)	Bank of China, Ltd., Class H	(9,557,481)
(14,309,000)	Bank of Communications Co., Ltd., Class H	(10,781,341)
(361,008)	Barclays PLC, ADR	(6,252,659)
(25,500)	BRE Properties, Inc., REIT	(1,296,165)
(17,000)	Camden Property Trust REIT	(1,159,570)
(35,000)	Cardinal Health, Inc.	(1,441,300)
(775,164)	CBIZ, Inc.	(4,581,219)
(69,100)	CBRE Group, Inc., Class A	(1,375,090)
(18,627,000)	China Citic Bank Corp, Ltd., Class H	(11,054,813)
(11,812,000)	China Construction Bank Corp., Class H	(9,479,043)
(5,395,000)	China Merchants Bank Co., Ltd., Class H	(11,902,501)
(38,900)	Cincinnati Financial Corp.	(1,523,324)
(40,700)	CIT Group, Inc.	(1,572,648)
(108,300)	Community Bank System, Inc.	(2,963,088)
(120,673)	Deutsche Bank AG	(5,344,607)
(45,129)	DFC Global Corp.	(835,338)
(50,600)	Eaton Vance Corp.	(1,611,610)
(119,767)	Encore Capital Group, Inc.	(3,667,265)
(17,771)	Equity Lifestyle Properties, Inc. REIT	(1,195,811)
(497,000)	Erste Group Bank AG	(15,760,773)
(257,100)	First Horizon National Corp.	(2,547,861)
(145,400)	First Potomac Realty Trust REIT	(1,797,144)
(22,580)	Forest City Enterprises, Inc., Class A	(364,667)
(9,300)	Franklin Resources, Inc.	(1,169,010)
(37,600)	Global Payments, Inc.	(1,703,280)
(1,443,909)	Grupo Financiero Banorte SAB de CV	(9,323,866)
(95,500)	HCP, Inc. REIT	(4,314,690)
(135,003)	Health Care REIT, Inc.	(8,274,334)
(29,000)	Highwoods Properties, Inc. REIT	(970,050)
(24,500)	Home Properties, Inc. REIT	(1,502,095)
(14,047,000)	Industrial & Commercial Bank of China, Class H	(9,967,745)
(11,800)	IntercontinentalExchange, Inc.	(1,460,958)
(5,372)	iStar Financial, Inc., REIT	(43,782)
(4,264)	Jefferies Group, Inc.	(79,182)
(41,200)	Kennedy-Wilson Holdings, Inc.	(575,976)
(75,823)	KeyCorp	(638,430)
(18,145)	Knight Capital Group, Inc., Class A	(63,689)
(85,548)	MetLife, Inc.	(2,817,951)
(148,100)	Morgan Stanley	(2,831,672)
(21,100)	Morningstar, Inc.	(1,325,713)
(564,054)	National Financial Partners Corp.	(9,667,886)
(1,874,000)	Nordea Bank AB	(17,895,235)
(161,600)	Old Republic International Corp.	(1,721,040)
(96,677)	Oriental Financial Group, Inc.	(1,290,638)
(759,500)	OTP Bank PLC	(14,279,181)
(46,000)	Paychex, Inc.	(1,432,440)
(173,900)	Plum Creek Timber Co., Inc. REIT	(7,715,943)
(41,600)	Potlatch Corp. REIT	(1,630,304)
(94,000)	Royal Bank of Canada	(5,668,200)
(937,000)	Swedbank AB, Class A	(18,298,671)
(944,595)	Synovus Financial Corp.	(2,314,258)
(355,600)	TCF Financial Corp.	(4,320,540)
(79,900)	TD Ameritrade Holding Corp.	(1,343,119)
(412,100)	TFS Financial Corp.	(3,964,402)
(92,600)	The Progressive Corp.	(1,953,860)
(61,400)	United Bankshares, Inc.	(1,493,248)
(236,800)	Valley National Bancorp	(2,202,240)
(25,601)	Walter Investment Management Corp. REIT	(1,101,355)
(331,500)	Wells Fargo & Co.	(11,330,670)
(84,300)	Westamerica Bancorp.	(3,590,337)
(256,700)	Weyerhaeuser Co. REIT	(7,141,394)
(55,234)	Wintrust Financial Corp.	(2,027,088)
		(331,368,348)
Healthcare - (2.5)%
(436,700)	Accuray, Inc.	(2,807,981)
(209,000)	Achillion Pharmaceuticals, Inc.	(1,676,180)
(65,913)	Alere, Inc.	(1,219,391)
(39,100)	Becton Dickinson and Co.	(3,057,229)
(42,000)	Cerner Corp.	(3,260,880)
(21,600)	Covance, Inc.	(1,247,832)
(311,467)	Cubist Pharmaceuticals, Inc.	(13,100,302)
(225,455)	Endo Health Solutions, Inc.	(5,922,703)
(140,447)	Exelixis, Inc.	(641,843)
(84,098)	HealthSouth Corp.	(1,775,309)
(38,000)	Hill-Rom Holdings, Inc.	(1,083,000)
(56,300)	Hologic, Inc.	(1,127,689)
(17,260)	Illumina, Inc.	(959,483)
(44,700)	Insulet Corp.	(948,534)
(12,635)	Isis Pharmaceuticals, Inc.	(132,162)
(16,000)	Laboratory Corp. of America Holdings	(1,385,920)
(10,641)	LifePoint Hospitals, Inc.	(401,698)
(70,400)	Medivation, Inc.	(3,601,664)
(33,700)	Mednax, Inc.	(2,679,824)
(87,100)	Molina Healthcare, Inc.	(2,356,926)
(710,600)	Mylan, Inc.	(19,527,288)
(36,053)	NuVasive, Inc.	(557,379)
(49,962)	Omnicare, Inc.	(1,803,628)
(331,300)	PSS World Medical, Inc.	(9,567,944)
(21,600)	Techne Corp.	(1,476,144)
(52,818)	Teleflex, Inc.	(3,766,452)
(18,856)	The Medicines Co.	(451,978)
(104,000)	Theravance, Inc.	(2,316,080)
(302,000)	ViroPharma, Inc.	(6,873,520)
(172,389)	Volcano Corp.	(4,070,104)
(43,211)	WellPoint, Inc.	(2,632,414)
(23,929)	Wright Medical Group, Inc.	(502,270)
		(102,931,751)
Industrial - (5.8)%
(70,300)	ADA-ES, Inc.	(1,186,664)
(34,900)	Agilent Technologies, Inc.	(1,428,806)
(108,500)	Altra Holdings, Inc.	(2,392,425)
(332,714)	AM Castle & Co.	(4,914,186)
(25,500)	Armstrong World Industries, Inc.	(1,293,615)
(472,000)	Atlas Copco AB, Class A	(12,941,052)
(11,100)	Bristow Group, Inc.	(595,626)
(50,300)	Caterpillar, Inc.	(4,505,874)
(164,063)	Cemex SAB de CV, ADR	(1,619,302)
(21,750)	CH Robinson Worldwide, Inc.	(1,375,035)
(14,291)	Chart Industries, Inc.	(952,781)
(26,900)	Clean Harbors, Inc.	(1,479,769)
(317,000)	Colfax Corp.	(12,790,950)
(39,400)	Con-way, Inc.	(1,096,108)
(449,933)	Covanta Holding Corp.	(8,287,766)
(30,000)	Crane Co.	(1,388,400)
(31,800)	Crown Holdings, Inc.	(1,170,558)
(53,700)	CSX Corp.	(1,059,501)
(12,500)	Cummins, Inc.	(1,354,375)
(187,800)	Donaldson Co., Inc.	(6,167,352)
(185,507)	Eaton Corp PLC	(10,054,479)
(83,800)	Emerson Electric Co.	(4,438,048)
(21,800)	EnerSys	(820,334)
(35,300)	Expeditors International of Washington, Inc.	(1,396,115)
(34,000)	FARO Technologies, Inc.	(1,213,120)
(129,000)	FEI Co.	(7,154,340)
(139,000)	FLSmidth & Co. A/S	(8,046,424)
(145,000)	Fluor Corp.	(8,517,300)
(458,200)	Genco Shipping & Trading, Ltd.	(1,599,118)
(37,900)	Generac Holdings, Inc.	(1,300,349)
(71,271)	General Cable Corp.	(2,167,351)
(421,700)	General Electric Co.	(8,851,483)
(44,800)	Golar LNG, Ltd.	(1,647,744)
(8,001)	Greenbrier Cos., Inc.	(129,376)
(182,000)	Greif, Inc., Class A	(8,099,000)
(293,666)	Griffon Corp.	(3,365,412)
(168,600)	HMS Holdings Corp.	(4,370,112)
(13,700)	Joy Global, Inc.	(873,786)
(176,974)	Kaman Corp.	(6,512,643)
(347)	Kansas City Southern	(28,967)
(43,000)	Kirby Corp.	(2,661,270)
(2,300)	L-3 Communications Holdings, Inc.	(176,226)
(17,200)	Martin Marietta Materials, Inc.	(1,621,616)
(80,500)	National Instruments Corp.	(2,077,705)
(26,800)	Pall Corp.	(1,614,968)
(87,183)	PHH Corp.	(1,983,413)
(6,400)	Precision Castparts Corp.	(1,212,288)
(13,000)	Roper Industries, Inc.	(1,449,240)
(89,400)	RTI International Metals, Inc.	(2,463,864)
(720,500)	Sandvik AB	(11,467,020)
(250,200)	Sealed Air Corp.	(4,381,002)
(24,500)	Silgan Holdings, Inc.	(1,018,955)
(453,500)	SKF AB, Class B	(11,380,823)
(103,930)	Swift Transportation Co.	(947,842)
(127,000)	Terex Corp.	(3,569,970)
(30,500)	Texas Industries, Inc.	(1,555,805)
(50,000)	Textainer Group Holdings, Ltd.	(1,573,000)
(46,800)	The Babcock & Wilcox Co.	(1,226,160)
(31,900)	TransDigm Group, Inc.	(4,349,884)
(132,100)	TTM Technologies, Inc.	(1,215,320)
(13,302)	United Technologies Corp.	(1,090,897)
(51,100)	Universal Display Corp.	(1,309,182)
(55,900)	Valmont Industries, Inc.	(7,633,145)
(303,584)	Vishay Intertechnology, Inc.	(3,227,098)
(224,000)	Wartsila OYJ Abp	(9,674,289)
(140,300)	Waste Connections, Inc.	(4,740,737)
(132,750)	Waste Management, Inc.	(4,478,985)
(12,000)	Waters Corp.	(1,045,440)
(50,800)	Werner Enterprises, Inc.	(1,100,836)
(68,710)	XPO Logistics, Inc.	(1,194,180)
		(242,026,806)
Information Technology - (3.7)%
(50,000)	Advent Software, Inc.	(1,069,000)
(117,000)	Akamai Technologies, Inc.	(4,786,470)
(32,100)	Analog Devices, Inc.	(1,350,126)
(105,200)	ANSYS, Inc.	(7,084,168)
(7,080)	Apple, Inc.	(3,773,852)
(154,000)	Autodesk, Inc.	(5,443,900)
(28,361)	Bottomline Technologies, Inc.	(748,447)
(36,350)	Broadcom Corp., Class A	(1,207,184)
(45,000)	Broadridge Financial Solutions, Inc.	(1,029,600)
(72,200)	CACI International, Inc., Class A	(3,973,166)
(641,715)	Cadence Design Systems, Inc.	(8,669,570)
(36,800)	Cavium, Inc.	(1,148,528)
(89,780)	Ciena Corp.	(1,409,546)
(16,900)	Cognizant Technology Solutions Corp., Class A	(1,251,445)
(21,600)	Concur Technologies, Inc.	(1,458,432)
(91,000)	Constant Contact, Inc.	(1,293,110)
(57,700)	Diebold, Inc.	(1,766,197)
(5,300)	Digital River, Inc.	(76,267)
(24,400)	DST Systems, Inc.	(1,478,640)
(19,206)	Electronic Arts, Inc.	(279,063)
(48,700)	Fortinet, Inc.	(1,026,109)
(557,938)	GT Advanced Technologies, Inc.	(1,684,973)
(40,400)	IHS, Inc., Class A	(3,878,400)
(77,600)	Informatica Corp.	(2,352,832)
(140,500)	Intersil Corp., Class A	(1,164,745)
(92,588)	Lam Research Corp.	(3,345,204)
(48,000)	Linear Technology Corp.	(1,646,400)
(212,600)	Maxwell Technologies, Inc.	(1,762,454)
(91,000)	Medidata Solutions, Inc.	(3,566,290)
(132,483)	Mentor Graphics Corp.	(2,254,861)
(267,302)	Microchip Technology, Inc.	(8,711,372)
(200,070)	Micron Technology, Inc.	(1,270,445)
(157,600)	Mindspeed Technologies, Inc.	(737,568)
(143,300)	NetApp, Inc.	(4,807,715)
(34,400)	NetSuite, Inc.	(2,315,120)
(293,000)	Nuance Communications, Inc.	(6,539,760)
(368,800)	ON Semiconductor Corp.	(2,600,040)
(656,040)	Photronics, Inc.	(3,909,998)
(160,200)	QLIK Technologies, Inc.	(3,479,544)
(172,600)	QLogic Corp.	(1,679,398)
(1,741,634)	Quantum Corp.	(2,159,626)
(36,183)	Radisys Corp.	(107,825)
(4,500)	Rambus, Inc.	(21,960)
(54,100)	RealPage, Inc.	(1,166,937)
(85,400)	Rosetta Stone, Inc.	(1,053,836)
(486,522)	Rudolph Technologies, Inc.	(6,543,721)
(38,700)	Salesforce.com, Inc.	(6,505,470)
(38,900)	Silicon Laboratories, Inc.	(1,626,409)
(26,100)	Solera Holdings, Inc.	(1,395,567)
(23,600)	Sourcefire, Inc.	(1,114,392)
(127,300)	Super Micro Computer, Inc.	(1,298,460)
(88,950)	Symantec Corp.	(1,673,150)
(128,200)	SYNNEX Corp.	(4,407,516)
(656,138)	Take-Two Interactive Software, Inc.	(7,224,079)
(16,300)	The Dun & Bradstreet Corp.	(1,281,995)
(33,600)	Ultimate Software Group, Inc.	(3,172,176)
(48,389)	Unisys Corp.	(837,130)
(35,100)	VeriFone Systems, Inc.	(1,041,768)
(67,764)	VeriSign, Inc.	(2,630,598)
(16,300)	VMware, Inc., Class A	(1,534,482)
(38,800)	Western Digital Corp.	(1,648,612)
		(156,475,648)
Materials - (1.5)%
(45,500)	Air Products & Chemicals, Inc.	(3,822,910)
(39,400)	Allied Nevada Gold Corp.	(1,187,122)
(19,595)	AngloGold Ashanti, Ltd., ADR	(614,695)
(59,400)	BHP Billiton, Ltd., ADR	(4,659,336)
(57,400)	Compass Minerals International, Inc.	(4,288,354)
(294,200)	Horsehead Holding Corp.	(3,003,782)
(19,600)	International Flavors & Fragrances, Inc.	(1,304,184)
(18,382)	Kaiser Aluminum Corp.	(1,133,986)
(54,600)	Methanex Corp.	(1,740,102)
(1,428,621)	Mexichem SAB de CV	(7,936,476)
(28,500)	Potash Corp. of Saskatchewan, Inc.	(1,159,665)
(24,600)	Praxair, Inc.	(2,692,470)
(107,100)	Rio Tinto PLC, ADR	(6,221,439)
(59,600)	Sigma-Aldrich Corp.	(4,385,368)
(159,244)	Southern Copper Corp.	(6,028,978)
(46,400)	Steel Dynamics, Inc.	(637,072)
(31,623)	Sterlite Industries India, Ltd., ADR	(272,274)
(269,446)	Stillwater Mining Co.	(3,443,520)
(264,000)	The Dow Chemical Co.	(8,532,480)
(177,131)	Thompson Creek Metals Co., Inc.	(733,322)
(147,800)	Turquoise Hill Resources, Ltd.	(1,124,758)
		(64,922,293)
Telecommunication Services - (1.8)%
(40,300)	Alaska Communications Systems Group, Inc.	(78,182)
(49,000)	BroadSoft, Inc.	(1,780,170)
(57,400)	Cablevision Systems Corp., Class A	(857,556)
(16,374)	CBS Corp., Class B, Non-Voting Shares	(623,031)
(179,300)	comScore, Inc.	(2,470,754)
(67,000)	Comtech Telecommunications Corp.	(1,700,460)
(124,375)	DealerTrack Holdings, Inc.	(3,572,050)
(12,000)	F5 Networks, Inc.	(1,165,800)
(72,200)	HealthStream, Inc.	(1,755,182)
(17,300)	InterDigital, Inc.	(711,030)
(108,400)	Internap Network Services Corp.	(752,296)
(85,669)	Iridium Communications, Inc.	(577,409)
(73,205)	Ixia	(1,243,021)
(34,050)	John Wiley & Sons, Inc., Class A	(1,325,566)
(65,539)	Level 3 Communications, Inc.	(1,514,606)
(505,800)	Limelight Networks, Inc.	(1,122,876)
(35,400)	LinkedIn Corp.	(4,064,628)
(42,800)	Liquidity Services, Inc.	(1,748,808)
(56,200)	LogMeIn, Inc.	(1,259,442)
(75,400)	Nielsen Holdings NV	(2,306,486)
(157,100)	NII Holdings, Inc.	(1,120,123)
(25,700)	Omnicom Group, Inc.	(1,283,972)
(34,200)	Plantronics, Inc.	(1,260,954)
(49,900)	Procera Networks, Inc.	(925,645)
(229,800)	Responsys, Inc.	(1,369,608)
(46,126)	SBA Communications Corp., Class A	(3,275,869)
(104,900)	Shaw Communications, Inc., Class B	(2,410,602)
(1,289,896)	Sirius XM Radio, Inc.	(3,727,799)
(74,300)	SPS Commerce, Inc.	(2,769,161)
(72,000)	Thomson Reuters Corp.	(2,092,320)
(18,460)	Time Warner, Inc.	(882,942)
(99,200)	ViaSat, Inc.	(3,858,880)
(479,232)	Virgin Media, Inc.	(17,611,776)
(94,516)	WebMD Health Corp.	(1,355,359)
		(74,574,363)
Utilities - (0.2)%
(282,200)	Atlantic Power Corp.	(3,225,546)
(65,100)	CenterPoint Energy, Inc.	(1,253,175)
(14,300)	ITC Holdings Corp.	(1,099,813)
(17,700)	National Fuel Gas Co.	(897,213)
(23,700)	OGE Energy Corp.	(1,334,547)
		(7,810,294)
Total Common Stock
(Cost $(1,397,345,365))		(1,472,746,684)

Preferred Stock - (0.0)%
Consumer Discretionary - (0.0)%
(8,074)	Volkswagen AG (Cost $(1,724,221))	(1,834,651)
Total Equity Securities
(Cost $(1,399,069,586))		(1,474,581,335)

Investment Companies - (1.1)%
(233,000)	iShares MSCI Australia Index Fund	(5,857,620)
(67,000)	iShares MSCI Canada Index Fund	(1,902,800)
(330,000)	iShares MSCI Hong Kong Index Fund	(6,408,600)
(67,227)	iShares Russell 2000 Index Fund	(5,666,564)
(178,118)	SPDR S&P 500 ETF Trust	(25,385,377)
Total Investment Companies
(Cost $(44,423,003))		(45,220,961)
Total Short Positions - (36.3)%
(Cost $(1,443,492,589))		(1,519,802,296)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2012 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.3)%
Call Options Written - (0.1)%
(1,221)	Abbott Laboratories	$67.50	02/13	$(73,260)
(855)	Accenture, PLC	67.50	02/13	(119,700)
(45)	Amazon.com, Inc.	175.00	01/13	(342,113)
(50)	Amazon.com, Inc.	260.00	04/13	(68,400)
(595)	American Express Co.	62.50	04/13	(54,145)
(6,642)	Bank of America Corp.	12.00	05/13	(604,422)
(1,000)	Carmax, Inc.	35.00	04/13	(382,000)
(2,123)	CarMax, Inc.	40.00	04/13	(318,450)
(72)	Caterpillar, Inc.	85.00	05/13	(61,200)
(65)	Chipotle Mexican Grill, Inc.	275.00	06/13	(276,900)
(64)	Cummins, Inc.	100.00	06/13	(92,160)
(432)	Franklin Resources	127.00	04/13	(237,600)
(179)	Goldman Sachs Group, Inc.	120.00	04/13	(218,738)
(75)	Google, Inc.	850.00	03/13	(11,250)
(350)	iShares MSCI Brazil Index Fund	51.00	06/13	(238,875)
(2,865)	iShares Russell 2000 Index Fund	84.00	05/13	(1,108,755)
(1,137)	Johnson & Johnson	75.00	04/13	(19,329)
(2,066)	Lowe's Cos., Inc.	33.00	04/13	(661,120)
(1,080)	Lowe's Cos., Inc.	38.00	07/13	(171,180)
(270)	Market Vectors - Russia ETF	27.00	05/13	(103,950)
(400)	SPDR S&P Metals & Mining	42.00	06/13	(221,000)
(1,337)	Target Corp.	75.00	04/13	(1,337)
(1,908)	The Bank of New York Mellon Corp.	25.00	03/13	(274,752)
(960)	The Boeing Co.	80.00	02/13	(49,920)
(1,239)	The Walt Disney Co.	57.50	04/13	(27,258)
(1,100)	The Walt Disney Co.	50.00	04/13	(225,500)
(718)	UPS, Inc.	77.50	04/13	(76,826)
(155)	Vale SA	17.00	06/13	(65,875)
(2,660)	Walgreen Co.	40.00	04/13	(127,680)
(4,482)	Wells Fargo & Co.	39.00	04/13	(121,014)
Total Call Options Written
(Premiums Received $(4,334,409))				(6,354,709)
Put Options Written - (0.2)%
(500)	Accenture PLC	40.00	01/13	(500)
(135)	Amazon.com, Inc.	155.00	01/13	(1,080)
(50)	Amazon.com, Inc.	205.00	04/13	(25,900)
(70)	Apple, Inc.	475.00	01/13	(16,100)
(25)	Apple, Inc.	600.00	01/13	(294,500)
(6,800)	Bank of America Corp.	10.00	01/13	(727,600)
(1,750)	Bed Bath & Beyond, Inc.	60.00	01/13	(782,250)
(1,700)	Berkshire Hathaway, Inc., Class B	90.00	01/13	(227,800)
(205)	Berkshire Hathaway, Inc., Class B	85.00	01/13	(99,425)
(1,000)	Carmax, Inc.	30.00	04/13	(55,000)
(144)	Caterpillar, Inc.	75.00	05/13	(26,064)
(65)	Chipotle Mexican Grill, Inc.	200.00	06/13	(26,650)
(128)	Cummins, Inc.	87.50	06/13	(46,080)
(880)	Decker's Outdoor Corp.	40.00	01/13	(818,400)
(500)	Expeditors International of Washington, Inc.	32.50	01/13	(500)
(700)	iShares MSCI Brazil Index Fund	46.00	06/13	(71,400)
(3,200)	iShares Russell 2000 Index Fund	74.00	05/13	(563,200)
(3,715)	iShares Russell 2000 Index Fund	70.00	05/13	(347,353)
(1,400)	JPMorgan Chase & Co.	35.00	01/13	(347,200)
(730)	Kohl's Corp.	38.00	01/13	(14,600)
(500)	Kohl's Corp.	52.50	01/13	(602,500)
(400)	Kohl's Corp.	40.00	01/13	(168,000)
(1,400)	Lowe's Cos., Inc.	30.00	01/13	(18,200)
(1,475)	Lowe's Cos., Inc.	22.50	01/13	(4,425)
(540)	Market Vectors - Russia ETF	23.00	05/13	(14,850)
(420)	SPDR S&P 500 ETF Trust	135.00	01/13	(18,480)
(420)	SPDR S&P 500 ETF Trust	130.00	01/13	(7,980)
(5,950)	SPDR S&P 500 ETF Trust	115.00	01/13	(17,850)
(10,603)	SPDR S&P 500 ETF Trust	110.00	01/13	(21,206)
(6,335)	SPDR S&P 500 ETF Trust	113.00	06/13	(674,677)
(800)	SPDR S&P Metals & Mining	37.00	06/13	(91,600)
(1,410)	Staples, Inc.	12.00	01/13	(310,200)
(1,050)	Target Corp.	40.00	01/13	(1,050)
(1,625)	The Bank of New York Mellon Corp.	30.00	06/13	(788,125)
(743)	The Boeing Co.	85.00	08/13	(923,177)
(300)	The Coca-Cola Co.	40.00	01/13	(165,750)
(775)	The Walt Disney Co.	45.00	01/13	(9,300)
(400)	The Walt Disney Co.	45.00	04/13	(44,400)
(310)	Vale SA	15.00	06/13	(10,230)
(1,400)	Walgreen Co.	30.00	01/13	(7,000)
(1,050)	Wal-Mart Stores, Inc.	40.00	01/13	(3,150)
Total Put Options Written
(Premiums Received $(26,426,583))				(8,393,752)
Total Written Options - (0.3)%
(Premiums Received $(30,760,992))				(14,748,461)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
DECEMBER 31, 2012 (Unaudited)

ADR	American Depositary Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Subject to put option written by the Fund.
(d)	Subject to call option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $237,334,567 or 5.7% of net assets.
(f)	Variable rate security. Rate presented is as of December 31, 2012.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $6,698,434 or 0.2% of net assets.
(h)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2012.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Zero coupon bond. Interest rate presented is yield to maturity.
(k)	Rate presented is yield to maturity.
(l)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

At December 31, 2012, the Fund held the following credit default swap agreements:
AFA
Credit Default Swap – Sell Protection
Counterparty	Reference Entity / Obligation	Receive Rate	Termination Date	Credit Spread as of 12/31/12(1)	Notional Amount	Net Unrealized Appreciation
Barclays Capital, Inc.	Index CDX HY CDS	5.00%	06/20/17	4.53%	$(990,000)	$87,325

(1) Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.FA

The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection.
The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

AFA
At December 31, 2012, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
6	U.S. 10-year Note Future	03/28/13	$799,210	$(2,522)
12	U.S. Ultra Bond Future	03/28/13	1,986,867	(35,742)
(600)	Euro FX Currency Future	03/15/13	(98,161,350)	(898,650)
(4,800)	Russell 2000 Mini Future	03/15/13	(396,335,765)	(10,032,235)
(5,200)	S&P 500 Emini Future	03/15/13	(368,280,065)	(919,935)
(871)	U.S. 10-year Note Future	03/28/13	(116,224,199)	571,730
(40)	U.S. 2-year Note Future	03/28/13	(8,819,376)	626
(200)	U.S. 5-year Note Future	03/28/13	(24,909,380)	26,567
(20)	U.S. Long Bond Future	03/28/13	(2,960,000)	10,000
			$(1,012,904,058)	$(11,280,161)
AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$611,662,282
Gross Unrealized Depreciation			(245,993,564)
Net Unrealized Appreciation			$365,668,718

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2012.

		Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary		$373,845,926	$-	$-	$373,845,926
Consumer Staples		255,530,183	-	-	255,530,183
Energy		87,719,575	-	-	87,719,575
Financial		306,602,782	-	-	306,602,782
Healthcare		188,002,237	-	-	188,002,237
Industrial		95,000,636	-	-	95,000,636
Information Technology		174,714,797	-	-	174,714,797
Materials		47,673,225	-	-	47,673,225
Telecommunication Services		124,150,336	-	-	124,150,336
Utilities		24,233,321	-	-	24,233,321
Preferred Stock
Consumer Discretionary		6,536,262	-	-	6,536,262
Consumer Staples		2,548,332	3,309,759	-	5,858,091
Energy		9,201,297	2,748,469	-	11,949,766
Financial		31,436,468	3,259,332	-	34,695,800
Healthcare		10,360,058	-	-	10,360,058
Industrial		4,751,211	-	-	4,751,211
Information Technology		1,086,463	-	-	1,086,463
Materials		1,700,918	-	-	1,700,918
Telecommunication Services		-	1,147,732	-	1,147,732
Utilities		4,892,866	-	-	4,892,866
Asset Backed Obligations		-	248,981,564	1,957,476	250,939,040
Corporate Convertible Bonds		-	745,333,519	4,702,500	750,036,019
Corporate Non-Convertible Bonds		-	86,973,476	38,458	87,011,934
Exchange Traded Notes		572,975	-	-	572,975
Interest Only Bonds		-	4,628,083	-	4,628,083
Municipal Bonds		-	12,466,395	-	12,466,395
Syndicated Loans		-	4,401,963	-	4,401,963
U.S. Government & Agency Obligations		-	143,440,683	-	143,440,683
Rights		10,515	-	-	10,515
Investment Companies		329,528,588	-	-	329,528,588
Commercial Paper		-	5,016,102	-	5,016,102
Purchased Options		37,594,362	-	-	37,594,362
Total Investments At Value		$2,117,693,333	$1,261,707,077	$6,698,434	$3,386,098,844

Other Financial Instruments**
Credit Default Swaps		-	87,325	-	87,325
Futures		608,923	-	-	608,923
Total Other Financial Instruments		$608,923	$-	$-	$696,248
Total Assets		$2,118,302,256	$1,261,794,402	$6,698,434	$3,386,795,092

Liabilities
Securities Sold Short
Common Stock		$(1,472,746,684)	$-	$-	$(1,472,746,684)
Preferred Stock		(1,834,651)	-	-	(1,834,651)
Investment Companies		(45,220,961)	-	-	(45,220,961)
Total Securities Sold Short		$(1,519,802,296)	$-	$-	$(1,519,802,296)
Other Financial Instruments**

Written Options		(14,748,461)	-	-	(14,748,461)
Futures		(11,889,084)	-	-	(11,889,084)
Total Other Financial Instruments		$(26,637,545)	$-	$-	$(26,637,545)
Total Liabilities		$(1,546,439,841)	$-	$-	$(1,546,439,841)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

		Common Stock	Preferred Stock	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds
Balance as of 03/31/12		$1,058,581	$488,813	$2,347,070	$7,015,907	$326,637
Accrued Accretion /(Amortization)		-	-	43,681	88,870	(12,478)
Realized Gain / (Loss)		(86,815)	-	-	(44,612)	-
Change in Unrealized Appreciation / (Depreciation)		(27,005)	37,879	70,358	158,087	26,624
Purchases		-	1,092,977	-	176,000	-
Sales		(944,761)	-	-	(828,702)	-
Transfers In / (Out)		-	(1,619,669)	(503,633)	(1,863,050)	(302,325)
Balance as of 12/31/12		$-	$-	$1,957,476	$4,702,500	$38,458

Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/12		$(27,005)	$37,879	$70,358	$(87,800)	$26,624

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.
There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

	Security
Shares	Description			Value
Long Positions - 75.2%
Equity Securities - 42.5%
Common Stock - 42.1%
Consumer Discretionary - 5.3%
139,804	Barnes & Noble, Inc. (a)			$2,109,642
91,303	Cooper-Standard Holding, Inc. (a)			3,355,385
4,299	Deckers Outdoor Corp. (a)			173,121
150,962	General Motors Co. (a)			4,352,234
18,479	Hanesbrands, Inc. (a)(b)			661,918
16,250	Isle of Capri Casinos, Inc. (a)(b)			91,000
3,545	Motors Liquidation Co. GUC Trust (a)			75,154
296,268	Nevada Gold & Casinos, Inc. (a)(b)			228,126
116,582	PHH Corp. (a)			2,652,241
18,209	Restoration Hardware Holdings, Inc. (a)			614,190
53,526	Rite Aid Corp. (a)			72,795
83,209	Susser Holdings Corp. (a)(b)			2,869,878
19,729	Target Corp.			1,167,365
317,500	Tigrent, Inc. (a)			19,050
122,240	Titan International, Inc. (b)			2,655,053
				21,097,152
Consumer Staples - 3.3%
183,358	Assisted Living Concepts, Inc., Class A			1,787,741
35,427	Atrium Innovations, Inc. (a)(b)			425,608
57,702	Blyth, Inc.			897,266
29,167	Hanger, Inc. (a)(b)			798,009
20,726	Herbalife, Ltd.			682,714
165,383	Ingles Markets, Inc., Class A (b)			2,854,511
23,117	MGP Ingredients, Inc. (b)			79,060
106,459	Nordion, Inc. (a)			686,661
514,911	QLT, Inc. (a)(b)			4,047,200
20,332	The ADT Corp. (b)			945,235
				13,204,005
Energy - 11.5%
1,355,448	Connacher Oil and Gas, Ltd. (a)			245,281
135,000	Delek Logistics Partners LP (a)			3,105,000
72,025	Delek US Holdings, Inc.			1,823,673
146,312	Energy XXI Bermuda, Ltd. (b)			4,709,783
96,783	Kinder Morgan, Inc. (b)			3,419,343
127,349	Kodiak Oil & Gas Corp. (a)			1,127,039
12,624	Marathon Petroleum Corp. (b)			795,312
35,364	MEG Energy Corp. (a)			1,082,216
41,313	Mitcham Industries, Inc. (a)(b)			563,096
35,950	MPLX LP (a)			1,121,281
565,253	Primary Energy Recycling Corp.			2,756,084
159,185	QEP Resources, Inc.			4,818,530
128,009	Rose Rock Midstream LP (b)			4,028,443
85,716	SandRidge Energy, Inc. (a)(b)			544,297
162,022	SemGroup Corp., Class A (a)(b)			6,331,820
65,375	Southcross Energy Partners LP (a)			1,544,158
257,072	SunCoke Energy, Inc. (a)(b)			4,007,752
73,540	Talisman Energy, Inc. (b)			833,208
205,987	TETRA Technologies, Inc. (a)(b)			1,563,441
85,689	WPX Energy, Inc. (a)(b)			1,275,052
				45,694,809
Financial - 5.9%
163,445	Coventree, Inc. (a)(c)			136,382
376,241	E*TRADE Financial Corp. (a)			3,367,357
264,727	Forest City Enterprises, Inc., Class A (a)			4,275,341
55,579	Global Cash Access Holdings, Inc. (a)(b)			435,739
174,038	Lender Processing Services, Inc. (b)			4,284,816
351,123	Old Republic International Corp.			3,739,460
1,703,933	Orco Property Group (a)			5,510,314
55,093	Popular, Inc. (a)(b)			1,145,384
125,543	Sprott, Inc.			499,799
				23,394,592
Healthcare - 0.8%
239,432	Allscripts Healthcare Solutions, Inc. (a)			2,255,450
177,854	Boston Scientific Corp. (a)			1,019,103
				3,274,553
Industrial - 5.0%
55,015	EnPro Industries, Inc. (a)(b)			2,250,113
165,733	GenCorp, Inc. (a)			1,516,457
74,485	General Dynamics Corp.			5,159,576
40,727	Genesee & Wyoming, Inc. (a)(b)			3,098,510
17,486	Great Lakes Dredge & Dock Corp. (b)			156,150
36,339	ITT Corp. (b)			852,513
12,385	Koppers Holdings, Inc.			472,488
1,732,029	Kvaerner ASA			5,048,602
14,317	Rock-Tenn Co., Class A (b)			1,000,901
32,095	Tutor Perini Corp. (a)			439,702
				19,995,012
Information Technology - 0.6%
246,233	Marvell Technology Group, Ltd.			1,787,652
6,270	Verint Systems, Inc. (a)			184,087
81,935	Wi-Lan, Inc.			373,143
				2,344,882
Materials - 2.9%
361,182	Alexco Resource Corp. (a)(b)			1,289,420
7,471	Ashland, Inc. (b)			600,743
172,683	Aurcana Corp. (a)			161,451
31,167	Clearwater Paper Corp. (a)(b)			1,220,500
15,151	Domtar Corp. (b)			1,265,411
119,471	Fortuna Silver Mines, Inc. (a)(b)			498,194
85,878	Gabriel Resources, Ltd. (a)			203,752
11,985	Kaiser Aluminum Corp. (b)			739,355
267,343	Kirkland Lake Gold, Inc. (a)			1,572,290
340,089	Lake Shore Gold Corp. (a)(b)			256,767
172,734	Lake Shore Gold Corp. (a)			130,241
128,552	Novagold Resources, Inc. (a)(b)			579,769
451,650	Rentech, Inc. (b)			1,187,839
1,165,355	San Gold Corp. (a)			925,536
22,645	Silver Wheaton Corp. (b)			817,032
				11,448,300
Telecommunication Services - 6.0%
33,056	Charter Communications, Inc., Class A (a)(b)			2,520,189
888,218	Cincinnati Bell, Inc. (a)(b)			4,867,435
32,255	Cisco Systems, Inc. (b)			633,811
856,095	Comverse Technology, Inc. (a)(b)			3,287,405
75,837	Comverse, Inc. (a)			2,163,630
32,427	Liberty Media Corp. - Liberty Capital, Class A (a)			3,761,856
146,343	Nexstar Broadcasting Group, Inc., Class A (a)(b)			1,549,772
1,417	Promotora de Informaciones SA, Class B, ADR (a)			1,502
137,624	Sonus Networks, Inc. (a)			233,961
46,163	The Active Network, Inc. (a)			226,660
172,403	Vodafone Group PLC, ADR			4,342,832
25,918	WebMD Health Corp. (a)(b)			371,664
				23,960,717
Utilities - 0.8%
105,000	Western Gas Equity Partners LP (a)			3,144,750
Total Common Stock
(Cost $145,718,536)				167,558,772

	Security
Shares	Description	Rate		Value
Preferred Stock - 0.4%
Materials - 0.4%
46,084	AngloGold Ashanti Holdings Finance PLC (b) (Cost $1,839,480)	6.00%		1,722,159
Total Equity Securities
(Cost $147,558,016)				169,280,931

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 11.0%
Asset Backed Obligations - 1.0%
$1,299,394	Punch Taverns Finance B, Ltd. (d)	7.37%	06/30/22	1,968,321
770,000	Punch Taverns Finance B, Ltd. (d)	8.44	06/30/25	744,242
1,174,000	Punch Taverns Finance B, Ltd.	6.96	06/30/28	1,134,727
Total Asset Backed Obligations
(Cost $3,493,758)				3,847,290

Corporate Convertible Bonds - 1.8%
Energy - 0.6%
884,000	Hornbeck Offshore Services, Inc. (b)(d)	1.50	09/01/19	892,840
1,375,000	Newpark Resources, Inc. (b)	4.00	10/01/17	1,471,250
				2,364,090
Financial - 0.8%
2,819,000	Hilltop Holdings, Inc. (b)	7.50	08/15/25	3,317,611

Materials - 0.4%
50,000	AngloGold Ashanti Holdings Finance PLC (b)(d)	3.50	05/22/14	52,125
1,358,000	Goldcorp, Inc. (b)	2.00	08/01/14	1,504,834
				1,556,959
Total Corporate Convertible Bonds
(Cost $6,533,545)				7,238,660

Corporate Non-Convertible Bonds - 5.5%
Consumer Discretionary - 1.2%
880,000	Dillard's, Inc. (b)	7.88	01/01/23	968,000
880,000	Dillard's, Inc. (b)	7.75	05/15/27	921,800
2,820,000	Greektown Superholdings, Inc., Series A (b)	13.00	07/01/15	3,017,400
10,000	Service Corp. International (b)	7.88	02/01/13	10,050
				4,917,250
Consumer Staples - 0.4%
267,000	Novasep Holding SAS (d)	8.00	12/15/16	216,270
1,442,000	Novasep Holding SAS (d)	8.00	12/15/16	1,168,020
				1,384,290
Energy - 0.7%
75,000	Denbury Resources, Inc. (b)	9.75	03/01/16	79,688
501,000	Encore Acquisition Co. (b)	9.50	05/01/16	541,080
1,150,000	McMoRan Exploration Co. (b)	11.88	11/15/14	1,229,062
700,000	SEACOR Holdings, Inc. (b)	7.38	10/01/19	744,641
				2,594,471
Financial - 0.9%
1,581,870	Orco Property Group (c)(e)	4.00	02/28/18	1,764,352
1,397,000	Signature Group Holdings, Inc.	9.00	12/31/16	1,309,687
500,000	Woodside Finance, Ltd. (b)(d)	5.00	11/15/13	516,661
				3,590,700
Industrial - 0.6%
1,760,000	Darling International, Inc. (b)	8.50	12/15/18	2,030,600
500,000	MasTec, Inc. (b)	7.63	02/01/17	516,250
				2,546,850
Materials - 0.9%
1,000,000	Allegheny Ludlum Corp. (b)	6.95	12/15/25	1,182,013
365,000	Clearwater Paper Corp. (b)	7.13	11/01/18	399,675
695,000	Freeport-McMoRan Corp. (b)	9.50	06/01/31	979,663
1,000,000	Freeport-McMoRan Corp. (b)	6.13	03/15/34	1,068,580
				3,629,931
Telecommunication Services - 0.8%
1,255,000	OTE PLC, MTN	5.00	08/05/13	1,648,951
717,000	OTE PLC, MTN	7.25	04/08/14	937,887
588,000	OTE PLC, MTN (d)(f)	7.25	02/12/15	759,833
				3,346,671
Total Corporate Non-Convertible Bonds
(Cost $18,309,307)				22,010,163

Syndicated Loans - 0.2%
3,002,922	Cinram International, Inc. (g) (Cost $1,859,451)	10.25	12/31/13	720,701

U.S. Government & Agency Obligations - 2.5%
U.S. Treasury Securities - 2.5%
10,000,000	U.S. Treasury Bill (h) (Cost $9,998,447)	0.07	03/28/13	9,999,230
Total Fixed Income Securities
(Cost $40,194,508)				43,816,044

	Security
Shares	Description			Value
Warrants - 2.3%
63,443	General Motors Co. (a)			1,237,139
2,095,307	Kinder Morgan, Inc. (a)(b)			7,920,260
44,070	Kinross Gold Corp. (a)			13,070
3,690	Orco Property Group (a)(c)			6,575
Total Warrants
(Cost $4,365,455)				9,177,044

Investment Companies - 1.7%
85,686	Market Vectors Junior Gold Miners ETF (b)			1,696,583
154,269	Sprott Physical Gold Trust (a)(b)			2,192,162
231,524	Sprott Physical Silver Trust (a)(b)			2,787,549
Total Investment Companies
(Cost $6,918,784)				6,676,294
	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 17.5%
Commercial Paper - 17.5%
$3,000,000	American Electric Power Co.	0.36%	01/14/13	2,999,610
2,700,000	Autozone, Inc.	0.35	01/08/13	2,699,816
2,000,000	Celgene Corp. (b)	0.39	01/24/13	1,999,502
2,740,000	Central Maine Power Co.	0.40	01/07/13	2,739,817
600,000	Cigna Corp.	0.45	01/23/13	599,835
3,000,000	Consolidated Edison Co.	0.28	01/08/13	2,999,837
2,900,000	Devon Energy Corp.	0.33	03/18/13	2,897,980
1,000,000	Entergy Corp.	0.70	01/09/13	999,844
2,100,000	Hasbro, Inc.	0.38	01/04/13	2,099,933
2,500,000	Heinz Finance Co.	0.35	01/22/13	2,499,490
2,000,000	Integrys Energy Group	0.42	01/02/13	1,999,977
2,000,000	Kansas City Power & Light	0.42	01/02/13	1,999,977
2,700,000	Kinder Morgan Energy LP	0.40	01/03/13	2,699,940
3,500,000	Kroger Co.	0.37	01/03/13	3,499,928
1,725,000	Louisville Gas & Electric Co.	0.40	01/14/13	1,724,751
3,500,000	Marriott International	0.33	01/23/13	3,499,294
2,700,000	National Grid USA (b)	0.55	01/03/13	2,699,917
1,230,000	Nextera Energy Holdings	0.41	01/16/13	1,229,790
500,000	Northwest Natural Gas	0.40	02/12/13	499,767
784,000	Oneok, Inc.	0.40	01/07/13	783,948
2,000,000	Oneok, Inc. (b)	0.42	01/22/13	1,999,510
2,000,000	Pall Corp.	0.40	01/03/13	1,999,955
2,000,000	Peoples Gas, Light & Coke	0.37	01/17/13	1,999,671
600,000	Potomac Electric Power	0.36	01/03/13	599,988
3,000,000	Potomac Electric Power (b)	0.43	01/07/13	2,999,785
1,000,000	Public Service Co. of NC	0.37	01/16/13	999,846
681,000	Public Service Co. of NC	0.40	02/06/13	680,728
3,000,000	Rio Tinto America, Inc. (b)	0.45	01/09/13	2,999,700
2,500,000	TransCanada Pipeline USA	0.40	01/10/13	2,499,750
2,500,000	Tyco Electronics Group SA	0.38	01/02/13	2,499,974
2,000,000	Virginia Electric Power (b)	0.42	01/17/13	1,999,627
1,252,000	Westar Energy, Inc.	0.42	01/07/13	1,251,912
3,500,000	Wyndham Worldwide Corp. (b)	0.90	01/10/13	3,499,212
500,000	Wyndham Worldwide Corp.	1.00	01/14/13	499,819
Total Commercial Paper
(Cost $69,702,430)				69,702,430
Total Short-Term Investments
(Cost $69,702,430)				69,702,430

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 0.2%
Call Options Purchased - 0.1%
2,710	Goldcorp, Inc.	$47.00	04/13	92,140
1,585	Market Vectors - Gold Miners ETF	60.00	03/13	9,510
1,194	Market Vectors - Gold Miners ETF	60.00	01/13	248,352
1,256	SPDR Gold Shares	190.00	06/13	115,552
500	Suncor Energy, Inc.	38.00	01/13	1,000
Total Call Options Purchased
(Premiums Paid $1,118,260)				466,554

Put Options Purchased - 0.1%
78	Amazon.com, Inc.	220.00	04/13	58,890
227	CurrencyShares Euro Currency Trust	125.00	03/13	8,626
57	CurrencyShares Euro Currency Trust	128.00	06/13	11,685
32	Interoil, Corp.	60.00	06/13	38,080
309	iShares MSCI Australia Index Fund	24.00	04/13	20,085
1,643	iShares MSCI Emerging Markets Index Fund	39.00	03/13	65,720
221	iShares Russell 2000 Index Fund	77.00	05/13	45,416
179	Southern Copper Corp.	30.00	01/13	895
772	Southern Copper Corp.	29.00	03/13	11,580
149	SPDR S&P 500 ETF Trust	131.00	03/13	22,499
188	SPDR S&P 500 ETF Trust	134.00	06/13	84,600
389	SPDR S&P Homebuilders ETF	25.00	06/13	54,849
1,304	Teck Resources, Ltd.	29.00	05/13	129,096
49	World Acceptance Corp.	65.00	04/13	8,330
Total Put Options Purchased
(Premiums Paid $1,104,829)				560,351
Total Purchased Options
(Premiums Paid $2,223,089)				1,026,905
Total Long Positions - 75.2%
(Cost $270,962,282)*				$299,679,648
Total Short Positions - (24.0)%
(Cost $(89,800,982))*				(95,634,697)
Other Assets & Liabilities, Net – 48.8%				194,193,695
Net Assets – 100.0%				$398,238,646

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2012 (Unaudited)

	Security
Shares	Description			Value
Short Positions - (24.0)%
Common Stock - (10.9)%
Consumer Discretionary - (2.9)%
(15,236)	Autoliv, Inc.			$(1,026,754)
(6,212)	Big Lots, Inc.			(176,793)
(3,033)	Carter's, Inc.			(168,786)
(2,178)	Dollar General Corp.			(96,028)
(5,823)	Equinix, Inc.			(1,200,703)
(20,156)	Fastenal Co.			(941,084)
(27,841)	Hanesbrands, Inc.			(997,265)
(4,968)	HNI Corp.			(149,338)
(43,336)	Knoll, Inc.			(665,641)
(3,102)	Las Vegas Sands Corp.			(143,188)
(4,792)	Lululemon Athletica, Inc.			(365,294)
(10,843)	MSC Industrial Direct Co.			(817,345)
(2,621)	O'Reilly Automotive, Inc.			(234,370)
(25,779)	Penske Automotive Group, Inc.			(775,690)
(2,910)	PVH Corp.			(323,039)
(5,428)	Red Robin Gourmet Burgers, Inc.			(191,554)
(31,151)	Sonic Automotive, Inc., Class A			(650,744)
(9,433)	Texas Roadhouse, Inc.			(158,474)
(1,782)	Tractor Supply Co.			(157,458)
(2,224)	WABCO Holdings, Inc.			(144,983)
(16,009)	WESCO International, Inc.			(1,079,487)
(1,486)	Westport Innovations, Inc.			(39,691)
(3,842)	WW Grainger, Inc.			(777,506)
(1,180)	Wynn Resorts, Ltd.			(132,738)
				(11,413,953)
Consumer Staples - (1.1)%
(7,169)	Align Technology, Inc.			(198,940)
(6,302)	DENTSPLY International, Inc.			(249,622)
(49,613)	ExamWorks Group, Inc.			(694,086)
(1,589)	Green Mountain Coffee Roasters, Inc.			(65,721)
(75,824)	Health Management Associates, Inc., Class A			(706,680)
(20,726)	Herbalife, Ltd.			(682,714)
(6,126)	PAREXEL International Corp.			(181,268)
(1,685)	Questcor Pharmaceuticals, Inc.			(45,023)
(88,693)	Serco Group PLC			(770,814)
(3,409)	United Natural Foods, Inc.			(182,688)
(12,806)	USANA Health Sciences, Inc.			(421,702)
(1,717)	Whole Foods Market, Inc.			(156,814)
				(4,356,072)
Energy - (0.4)%
(6,332)	HollyFrontier Corp.			(294,755)
(1,994)	InterOil Corp.			(110,727)
(4,550)	Marathon Petroleum Corp.			(286,650)
(6,711)	Tesoro Corp.			(295,619)
(8,493)	Valero Energy Corp.			(289,781)
(9,858)	Western Refining, Inc.			(277,897)
				(1,555,429)
Financial - (1.0)%
(19,236)	Canadian Western Bank			(549,987)
(41,457)	Coresite Realty Corp. REIT			(1,146,700)
(14,221)	Digital Realty Trust, Inc. REIT			(965,464)
(61,991)	Genworth MI Canada, Inc.			(1,407,838)
				(4,069,989)
Industrial - (2.7)%
(6,736)	3M Co.			(625,438)
(3,601)	Aptargroup, Inc.			(171,840)
(53,224)	Atlas Copco AB			(1,459,268)
(19,180)	Bristow Group, Inc.			(1,029,199)
(3,464)	Caterpillar, Inc.			(310,305)
(12,112)	CNH Global NV			(487,992)
(30,208)	Ducommun, Inc.			(488,463)
(46,477)	General Electric Co.			(975,552)
(65,597)	IMI PLC			(1,168,953)
(24,379)	Legrand SA			(1,025,708)
(48,100)	Rexel SA			(980,280)
(20,777)	Sensata Technologies Holding NV			(674,837)
(42,865)	SKF AB, Class B			(1,075,720)
(15,622)	Smith & Wesson Holdings Corp.			(131,850)
				(10,605,405)
Information Technology - (0.5)%
(3,932)	ACI Worldwide, Inc.			(171,789)
(11,507)	Aruba Networks, Inc.			(238,770)
(2,544)	Citrix Systems, Inc.			(167,268)
(7,187)	Guidewire Software, Inc.			(213,598)
(9,931)	Jive Software, Inc.			(144,298)
(4,819)	Microchip Technology, Inc.			(157,051)
(1,405)	Riverbed Technology, Inc.			(27,707)
(5,234)	Salesforce.com, Inc.			(879,835)
(2,244)	Verint Systems, Inc.			(65,884)
				(2,066,200)
Materials - (1.8)%
(9,710)	Air Liquide SA			(1,218,229)
(8,741)	Assore, Ltd.			(420,063)
(272,557)	Fortescue Metals Group, Ltd.			(1,316,121)
(8,196)	Kumba Iron Ore, Ltd.			(549,990)
(53,163)	Southern Copper Corp.			(2,012,751)
(46,253)	Teck Resources, Ltd., Class B			(1,681,297)
				(7,198,451)
Telecommunication Services - (0.5)%
(18,163)	Bazaarvoice, Inc.			(169,824)
(64,884)	Cincinnati Bell, Inc.			(355,564)
(8,956)	Comverse, Inc.			(255,515)
(31,928)	ViaSat, Inc.			(1,241,999)
				(2,022,902)
Total Common Stock
(Cost $(39,255,735))				(43,288,401)

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - (5.7)%
Corporate Non-Convertible Bonds - (4.8)%
Consumer Discretionary - (3.7)%
$(580,000)	Hanesbrands, Inc.	6.38%	12/15/20	(640,900)
(3,587,000)	Levi Strauss & Co.	7.63	05/15/20	(3,927,765)
(3,083,000)	Pinnacle Entertainment, Inc.	8.75	05/15/20	(3,345,055)
(5,275,000)	PVH Corp.	7.38	05/15/20	(5,940,969)
(879,000)	Quiksilver, Inc.	6.88	04/15/15	(868,012)
				(14,722,701)
Materials - (0.7)%
(2,000,000)	The Dow Chemical Co.	7.38	11/01/29	(2,663,672)

Telecommunication Services - (0.4)%
(1,674,000)	Univision Communications, Inc.	8.50	05/15/21	(1,736,775)
Total Corporate Non-Convertible Bonds
(Cost $(17,793,105))				(19,123,148)

Foreign Bonds – (0.9)%
(2,623,000)	France Government Bond OAT (Cost $3,598,340)	3.00	04/25/22	(3,793,785)
Total Fixed Income Securities
(Cost $(21,391,445))				(22,916,933)

	Security
Shares	Description			Value
Investment Companies - (7.4)%
(16,171)	CurrencyShares Euro Trust ETF			(2,117,754)
(44,571)	iShares iBoxx $ High Yield Corporate Bond Fund			(4,160,703)
(109,972)	iShares MSCI Australia Index Fund			(2,764,696)
(107,062)	iShares MSCI France Index Fund			(2,525,593)
(90,495)	iShares MSCI Germany Index Fund			(2,237,036)
(67,919)	iShares Russell 2000 Index Fund			(5,724,893)
(9,973)	SPDR S&P 500 ETF Trust			(1,421,352)
(145,399)	SPDR S&P Oil & Gas Exploration & Production ETF			(7,861,724)
(9,864)	SPDR S&P Retail ETF			(615,612)
Total Investment Companies
(Cost $(29,153,802))				(29,429,363)
Total Short Positions - (24.0)%
(Cost $(89,800,982))				$(95,634,697)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT
DECEMBER 31, 2012 (Unaudited)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,907,309 or 0.5% of net assets.
(d)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $6,318,312 or 1.6% of net assets.
(e)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(f)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2012.
(g)	Security is currently in default and is on scheduled interest or principal payment.
(h)	Rate presented is yield to maturity.

At December 31, 2012, the Fund held the following credit default swap agreements:

Credit Default Swaps – Buy Protection
Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 12/31/12(1)	Notional Amount	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	Boston Scientific Corp., 6.40%, 06/15/16	1.00%	03/20/18	1.08%	$10,000,000	$(62,780)
Deutsche Bank	Carnival Corp., 6.65%, 01/15/28	1.00	03/20/18	0.88	15,000,000	(209,184)
Citigroup Global Markets, Inc.	Carnival Corp., 6.65%, 01/15/28	1.00	03/20/18	0.88	15,000,000	(199,566)
Deutsche Bank	ConAgra Foods, Inc., 7.00%, 10/01/28	1.00	03/20/18	0.91	10,000,000	(23,096)
BNP Paribas Securities Corp.	Darden Restaurants, Inc., 6.00%, 08/15/35	1.00	03/20/18	2.32	5,000,000	130,330
Deutsche Bank	Darden Restaurants, Inc., 6.00%, 08/15/35	1.00	03/20/18	2.32	5,000,000	171,041
Barclays Capital, Inc.	Dow Chemical Co., 7.38%, 11/01/29	1.00	03/20/18	1.17	15,000,000	(91,557)
Citigroup Global Markets, Inc.	Dow Chemical Co., 7.38%, 11/01/29	1.00	03/20/18	1.17	10,000,000	(253,531)
Barclays Capital, Inc.	Eastman Chemical Co., 7.60%, 02/01/27	1.00	03/20/18	0.83	10,000,000	(67,007)
Citigroup Global Markets, Inc.	Kimco Realty Corp., 5.98%, 07/30/12	1.00	03/20/18	1.06	10,000,000	(71,636)
Barclays Capital, Inc.	Kimco Realty Corp., 5.98%, 07/30/12	1.00	03/20/18	1.06	15,000,000	(265,283)
Barclays Capital, Inc.	Kohl's Corp., 6.25%, 12/15/17	1.00	03/20/18	2.61	10,000,000	196,399
Deutsche Bank	Koninklijke DSM NV, 4.00%, 11/10/15	1.00	03/20/18	0.64	10,000,000	(42,474)
BNP Paribas Securities Corp.	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	1.00	03/20/18	1.26	10,000,000	36,737
Citigroup Global Markets, Inc.	Marriott International, Inc., 5.81%, 11/10/15	1.00	03/20/18	0.94	15,000,000	(154,628)
Barclays Capital, Inc.	Marriott International, Inc., 5.81%, 11/10/15	1.00	03/20/18	0.94	5,000,000	(10,592)
Barclays Capital, Inc.	Nordstrom, Inc., 6.95%, 03/15/28	1.00	03/20/18	0.97	5,000,000	(21,265)
BNP Paribas Securities Corp.	Nordstrom, Inc., 6.95%, 03/15/28	1.00	03/20/18	0.97	5,000,000	(18,981)
Citigroup Global Markets, Inc.	Nordstrom, Inc., 6.95%, 03/15/28	1.00	03/20/18	0.97	5,000,000	(18,981)
BNP Paribas Securities Corp.	Ryder System, Inc., 6.95%, 12/01/25	1.00	03/20/18	1.22	15,000,000	(292,220)
Barclays Capital, Inc.	Ryder System, Inc., 6.95%, 12/01/25	1.00	03/20/18	1.22	5,000,000	(53,146)
BNP Paribas Securities Corp.	Ryder System, Inc., 6.95%, 12/01/25	1.00	06/20/18	1.28	5,000,000	(95,129)
Citigroup Global Markets, Inc.	Southwest Airlines Co., 5.25%, 10/01/14	1.00	03/20/18	1.37	30,000,000	(180,526)
Deutsche Bank	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	1.00	03/20/18	1.12	15,000,000	(196,782)
Barclays Capital, Inc.	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	1.00	03/20/18	1.12	5,000,000	(14,643)
BNP Paribas Securities Corp.	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	1.00	03/20/18	1.12	10,000,000	(41,008)
						(1,849,508)

(1) Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.  Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

AFA
At December 31, 2012, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
(100)	Euro FX Currency Future	3/15/2013	$(16,360,225)	$(149,775)
(300)	Russell 2000 Mini Future	3/15/2013	(24,770,985)	(627,015)
(300)	S&P 500 Emini Future	3/15/2013	(21,247,185)	(52,815)
			$(62,378,395)	$(829,605)
AFA

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation			$39,378,382
Gross Unrealized Depreciation			(16,494,731)
Net Unrealized Appreciation			$22,883,651

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2012.

		Level 1	Level 2	Level 3		Total
Assets
Investments At Value
Common Stock
Consumer Discretionary		$21,097,152	$-	$-		$21,097,152
Consumer Staples		13,204,005	-	-		13,204,005
Energy		45,694,809	-	-		45,694,809
Financial		23,258,210	-	136,382		23,394,592
Healthcare		3,274,553	-	-		3,274,553
Industrial		19,995,012	-	-		19,995,012
Information Technology		2,344,882	-	-		2,344,882
Materials		11,448,300	-	-		11,448,300
Telecommunication Services		23,960,717	-	-		23,960,717
Utilities		3,144,750	-	-		3,144,750
Preferred Stock
Materials		1,722,159	-	-		1,722,159
Asset Backed Obligations		-	3,847,290	-		3,847,290
Corporate Convertible Bonds		-	7,238,660	-		7,238,660
Corporate Non-Convertible Bonds		-	20,245,811	1,764,352		22,010,163
Syndicated Loans		-	720,701	-		720,701
U.S. Government & Agency Obligations		-	9,999,230	-		9,999,230
Warrants		9,170,469	-	6,575		9,177,044
Investment Companies		6,676,294	-	-		6,676,294
Commercial Paper		-	69,702,430	-		69,702,430
Purchased Options		1,026,905	-	-		1,026,905
Total Investments At Value		$186,018,217	$111,754,122	$1,907,309		299,679,648

Other Financial Instruments**
Credit Default Swaps		-	534,507	-		534,507
Total Assets		$186,018,217	$112,288,629	$1,907,309		300,214,155
Liabilities

Securities Sold Short
Common Stock		(43,288,401)	-	-		(43,288,401)
Corporate Non-Convertible Bonds		-	(19,123,148)	-		(19,123,148)
Foreign Government Bonds		-	(3,793,785)	-		(3,793,785)
Investment Companies		(29,429,363)	-	-		(29,429,363)
Total Securities Sold Short		$(72,717,764)	$(22,916,933)	$-		(95,634,697)
Liabilities
Other Financial Instruments**
Credit Default Swaps		-	(2,384,015)	-		(2,384,015)
Forward Currency Contracts		-	(2,893)	-		(2,893)
Futures		(829,605)	-	-		(829,605)
Total Liabilities		$(73,547,369)	$(25,303,841)	$-		(98,851,210)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

		Common Stock	Preferred Stock	Corporate Convertible Bonds		Corporate Non-Convertible Bonds	Warrants
Balance as of 03/31/12		$696,417	$87,500	$1,871,580		$4,789,313	$-
Accrued Accretion /(Amortization)		-	-	(131,106)		(191,750)	-
Realized Gain / (Loss)		6,442	-	-		-	-
Change in Unrealized Appreciation / (Depreciation)		(378,341)	(87,500)	526,412		872,005	6,575
Purchases		-	-	498,571		966,674	-
Sales		(188,136)	-	(2,765,457)		(5,034,862)	-
Transfers In / (Out)		-	-	-		362,972	-
Balance as of 12/31/12						1,764,352	$6,575
		$136,382	$-	$-	$
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/12		$(378,341)	$(87,500)	$526,412		$2,349,093	$6,575

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.
There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

F	Shares	Security Description	Value

Common Stock - 81.0%
Australia - 3.7%
233,313	GrainCorp, Ltd.	$2,992,205
56,878	UGL, Ltd.	642,626
		3,634,831
Belgium - 0.7%
7,700	Anheuser-Busch InBev NV, ADR	673,057

Bermuda - 2.2%
593,700	Archer, Ltd. (a)	491,390
14,500	Enstar Group, Ltd. (a)	1,623,710
		2,115,100
Canada - 20.1%
69,900	Brookfield Asset Management, Inc., Class A	2,560,728
6,235	Fairfax Financial Holdings, Ltd.	2,247,471
647,250	Huntingdon Capital Corp. (b)	8,244,353
232,000	Kinross Gold Corp.	2,253,061
106,000	Pacific Rubiales Energy Corp.	2,462,712
4,118,800	Petroamerica Oil Corp. (a)	1,449,261
2,651,700	Petromanas Energy, Inc. (a)	466,520
		19,684,106
Hong Kong - 14.3%
18,400	Cheung Kong Holdings, Ltd.	282,498
14,470,000	CSI Properties, Ltd.	588,071
194,500	Guoco Group, Ltd.	2,333,744
155,000	Hang Lung Properties, Ltd.	615,932
76,649	Henderson Land Development Co., Ltd.	540,934
386,500	Hopewell Holdings, Ltd.	1,658,028
3,600	Jardine Matheson Holdings, Ltd.	223,200
9,500	Jardine Strategic Holdings, Ltd.	337,440
286,000	Soundwill Holdings, Ltd.	579,317
3,371,000	Value Partners Group, Ltd.	2,226,791
920,000	Wheelock & Co., Ltd.	4,629,170
		14,015,125
India - 1.0%
105,850	Coal India, Ltd.	685,446
57,350	MAX India, Ltd.	252,941
		938,387
Indonesia - 2.0%
138,027,000	Panin Financial Tbk PT (a)	1,933,452

Japan - 8.2%
25,800	Fanuc, Ltd.	4,740,994
28,800	Japan Tobacco, Inc.	811,127
6,000	Nintendo Co., Ltd.	635,078
34,700	Shiseido Co., Ltd.	487,446
37,600	Softbank Corp.	1,362,775
		8,037,420

Jordan - 1.6%
153,795	Arab Bank PLC	1,570,995

Malaysia - 2.1%
672,900	Genting Bhd	2,024,421

Mexico - 2.9%
7,000	Coca-Cola Femsa S.A.B. de C.V., ADR	1,043,280
6,000	Fomento Economico Mexicano S.A.B. de C.V., ADR	604,200
45,800	Grupo Televisa SA, ADR	1,217,364
		2,864,844
Poland - 0.8%
36,300	Warsaw Stock Exchange	455,868
7,500	Zaklady Azotowe Pulawy SA	333,183
		789,051
Singapore - 1.2%
324,000	Global Logistic Properties, Ltd.	737,358
3,736,000	K1 Ventures, Ltd.	458,762
		1,196,120
Sweden - 0.3%
11,750	Investor AB, Class A	299,570

Switzerland - 7.7%
29,599	Dufry AG (a)	3,870,377
21,720	Nestle SA	1,415,309
4,427	The Swatch Group AG	2,232,255
		7,517,941
Turkey - 0.9%
170,000	Haci Omer Sabanci Holding AS	933,883

Ukraine - 0.3%
12,000	Kernel Holding SA (a)	258,792

United Kingdom - 4.8%
200,000	Aquasition Corp. (a)	2,008,000
277,000	BBA Aviation PLC	1,003,439
300,500	Tesco PLC	1,640,175
		4,651,614
United States - 6.2%
66,500	Burger King Worldwide, Inc.	1,093,260
208,498	Leucadia National Corp.	4,960,167
		6,053,427

Total Common Stock (Cost $62,669,775)	79,192,136

Shares/ Principal	Security Description	Value

Private Equity Funds - 3.8%
Brazil - 0.6%
5,000	Nucleo Capital Equity Fund, LLC (a)(c)(d)	$545,350

United States - 3.2%
$1,200,000	Brightwood Switch SPV, LP (a)(b)(c)(e)	1,173,686
2,000,000	Eaglewood Income Fund I, LP (a)(b)(c)(f)	2,000,000
		3,173,686

Total Private Equity Funds (Cost $3,700,000)	3,719,036

Principal	Security Description	Rate	Maturity	Value

Corporate Non-Convertible Bonds - 2.2%
Canada - 0.8%
$500,000	Huntingdon Real Estate	7.50%	12/31/16	525,159
250,000	Petroamerica Oil Corp.	11.50	04/19/15	251,332
				776,491
Luxembourg - 0.5%
500,000	Intelsat Luxembourg SA	11.25	02/04/17	530,625

United States - 0.9%
200,000	Cemex Finance, LLC (g)	9.50	12/14/16	218,500
400,000	United Refining Co.	10.50	02/28/18	436,000
400,000	Xinergy Corp. (g)	9.25	05/15/19	234,000
				888,500

Total Corporate Non-Convertible Bonds (Cost $2,207,795)	2,195,616

Foreign Government Bonds - 1.3%
Hong Kong - 1.1%
8,000,000	Hong Kong Government Bond	0.26	08/19/13	1,033,383

Singapore - 0.2%
250,000	Singapore Government Bond	1.63	04/01/13	205,329

Total Foreign Government Bonds (Cost $1,238,196)	1,238,712

Shares	Security Description	Value

Warrants - 0.1%
14,000	Huntingdon Capital Corp. (a)	50,950
14,048,000	Panin Financial Tbk PT (a)	51,018
25	Petroamerica Oil Corp. (a)	-

Total Warrants (Cost $-)	101,968

Investment Companies - 1.2%
24,500	Avenue Income Credit Strategies Fund	445,165
66,099	DoubleLine Total Return Bond Fund, Class I	752,869

Total Investment Companies (Cost $1,151,699)	1,198,034

Contracts	Security Description	Strike Price	Exp. Date	Value

Call Options Purchased - 0.0%
1,000,000	Japanese Currency	$100.00	01/13	-

Total Call Options Purchased (Premiums Paid $2,900)	-

Total Investments - 89.6% (Cost $70,970,365)*	$87,645,502

Other Assets & Liabilities, Net – 10.4%	10,152,666
Net Assets – 100.0%	$97,798,168

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $3,719,036 or 3.8% of net assets.
(d)	Private equity fund purchased on 08/01/12, that invests in a master fund which invests primarily in Brazilian companies.
(e)	Private equity fund purchased on 02/21/12, that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted.
(f)	Private equity fund purchased on 11/30/12, that invests in consumer loans, primarily those originated by LendingClub Corporation.
(g)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $452,500 or 0.5% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,527,700
Gross Unrealized Depreciation	(2,852,563)
Net Unrealized Appreciation	$16,675,137

As of December 31, 2012, the Beck, Mack & Oliver Global Equity Fund had the following forward currency contracts outstanding:

Contracts to Sell		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(394,789)	Australian Dollar	01/22/13	$400,000	$(9,256)
(975,705)	Australian Dollar	05/06/13	1,000,000	(4,063)
(1,843,740)	Canadian Dollars	01/24/13	1,800,000	(52,596)
(1,100,000)	Canadian Dollars	02/25/13	1,103,310	(1,252)
(1,000,500)	Canadian Dollars	05/06/13	1,000,000	(3,017)
(1,300,740)	Swiss Franc	05/29/13	1,400,000	(26,207)
(739,007)	Pounds Sterling	03/20/13	1,200,000	(177)
(3,055,500,000)	Indonesian Rupiah	01/23/13	315,000	(1,137)
(3,116,925,000)	Indonesian Rupiah	06/14/13	315,000	(1,892)
(122,985,000)	Japanese Yen	06/03/13	1,500,000	78,603
(1,622,320)	Norwegian Krone	05/16/13	280,000	(10,440)
				$(31,434)

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates are as follows:

Name of Issuer	Shares/ Principal held at beginning of period	Gross Additions	Gross Reductions	Realized Gain	Shares/ Principal held at end of period	Value December 31, 2012	Investment Income
H Huntingdon Capital Corp.	647,250	$-	$-	$-	647,250	$8,244,353	$99,305
Eaglewood Income Fund I, LP	-	2,000,000	-	-	2,000,000	2,000,000	-
Brightwood Switch SPV, LP	$1,200,000	-	-	-	$1,200,000	1,173,686	-

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2012.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$3,634,831	$-	$-	$3,634,831
Belgium	673,057	-	-	673,057
Bermuda	2,115,100	-	-	2,115,100
Canada	19,684,106	-	-	19,684,106
Hong Kong	14,015,125	-	-	14,015,125
India	938,387	-	-	938,387
Indonesia	1,933,452	-	-	1,933,452
Japan	8,037,420	-	-	8,037,420
Jordan	1,570,995	-	-	1,570,995
Malaysia	2,024,421	-	-	2,024,421
Mexico	2,864,844	-	-	2,864,844
Poland	789,051	-	-	789,051
Singapore	1,196,120	-	-	1,196,120
Sweden	299,570	-	-	299,570
Switzerland	7,517,941	-	-	7,517,941
Turkey	933,883	-	-	933,883
Ukraine	258,792	-	-	258,792
United Kingdom	4,651,614	-	-	4,651,614
United States	6,053,427	-	-	6,053,427
Private Equity Funds
Brazil	-	-	545,350	545,350
United States	-	-	3,173,686	3,173,686
Corporate Non-Convertible Bonds	-	2,195,616	-	2,195,616
Foreign Government Bonds	-	1,238,712	-	1,238,712
Warrants	101,968	-	-	101,968
Investment Companies	1,198,034	-	-	1,198,034
Total Investments At Value	$80,492,138	$3,434,328	$3,719,036	$87,645,502

Other Financial Instruments**
Forward Currency Contracts	-	78,603	-	78,603
Total Assets	$80,492,138	$3,512,931	$3,719,036	$87,724,105

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(110,037)	$-	$(110,037)
Total Liabilities	$-	$(110,037)	$-	$(110,037)

**
Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as forward currency contracts, which are valued at their unrealized appreciation (depreciation) of the instrument at period end.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Private Equity Fund
Balance as of 03/31/12	$1,200,000
Purchases	2,500,000
Change in Unrealized Appreciation / (Depreciation)	19,036
Balance as of 12/31/12	$3,719,036
Net change in unrealized appreciation / (depreciation) from investments held as of 12/31/12	$19,036

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

Significant unobservable valuation inputs for material Level 3 investments as of December 31, 2012, are as follows:

Investments in Securities	Fair Value at 12/31/12	Valuation Technique(s)	Unobservable Input	Range as of 12/31/12	Weighted Average as of 12/31P/12
P Private Equity Fund – United States
Brightwood Switch SPV, LP	$1,173,686	Market Comparables	EV/EBITDA Multiple	10.75x – 11.25x last quarter annualized EBITDA (or EV of $798.7 - $835.9 million and equity value of $703.2 – $740.4 million)	60% Equinix, 30% REITs, 10% other publicly traded data center companies
Eaglewood Income Fund I, LP	2,000,000	Cost Approach	Book Value
Value was based on par, as all purchases of the underlying investments were made in December 2012 and there were no significant movements in the underlying FICO scores or associated interest rates from the time of purchase until 12/31/12.
					100% consumer credit loans

Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 80.1%
Consumer Discretionary - 4.8%
38,350	Bed Bath & Beyond, Inc. (a)	$2,144,149
44,050	Lowe's Cos., Inc.	1,564,656
		3,708,805
Consumer Staples - 0.7%
6,600	Anheuser-Busch InBev NV, ADR	576,906

Energy - 15.2%
49,050	Bristow Group, Inc.	2,632,023
17,200	Devon Energy Corp.	895,088
67,950	Encana Corp.	1,342,692
79,550	Noble Corp.	2,769,931
40,400	Schlumberger, Ltd.	2,799,316
55,900	Subsea 7 SA, ADR	1,353,339
		11,792,389
Financials - 30.9%
90,750	Axis Capital Holdings, Ltd.	3,143,580
24,550	Berkshire Hathaway, Inc., Class B (a)	2,202,135
97,750	Brookfield Asset Management, Inc., Class A	3,582,537
33,300	Enstar Group, Ltd. (a)	3,728,934
28,950	Homefed Corp. (a)	767,175
205,750	Leucadia National Corp.	4,894,792
169,050	PICO Holdings, Inc. (a)	3,426,644
19,450	RenaissanceRe Holdings, Ltd.	1,580,507
19,950	U.S. Bancorp	637,203
		23,963,507
Healthcare - 11.3%
36,550	Abbott Laboratories	2,394,025
45,900	Baxter International, Inc.	3,059,694
43,000	Merck & Co., Inc.	1,760,420
18,100	Waters Corp. (a)	1,576,872
		8,791,011
Industrials - 8.6%
65,450	Dover Corp.	4,300,719
40,650	Fluor Corp.	2,387,781
		6,688,500
Information Technology - 7.6%
19,250	International Business Machines Corp.	3,687,338
97,950	Molex, Inc., Class A	2,186,244
		5,873,582
Telecommunication Services - 1.0%
35,000	Level 3 Communications, Inc. (a)	808,850

Total Common Stock (Cost $52,114,446)	62,203,550

Total Investments - 80.1% (Cost $52,114,446)*$	$62,203,550

Other Assets & Liabilities, Net – 19.9%	15,461,551
Net Assets – 100.0%	$77,665,101

ADR	American Depositary Receipt
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,226,020
Gross Unrealized Depreciation	(136,916)
Net Unrealized Appreciation	$10,089,104

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$62,203,550
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$62,203,550

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

Principal		Security Description		Rate	Maturity	Value in USD
U.S. Treasury Bills (a)(b) - 94.6%
	$2,000,000	U.S. Treasury Bill		0.13%	02/21/13	$1,999,924
	4,500,000	U.S. Treasury Bill		0.13	03/21/13	4,499,685
	5,000,000	U.S. Treasury Bill		0.15	05/16/13	4,998,325
	4,000,000	U.S. Treasury Bill		0.12	06/13/13	3,998,156
Total U.S. Treasury Bills (Cost $15,493,456)						15,496,090

Total Investments - 94.6% Cost ($15,493,456)*						$15,496,090

Net Unrealized Gain on Forward Currency Contracts - 0.8%						125,276

Other Assets and Liabilities, Net - 4.6%						749,950
NET ASSETS - 100.0%						$16,371,316

(a)	Rates shown are annualized yields at time of purchase.
(b)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$ 2,634
Gross Unrealized Depreciation			-
Net Unrealized Appreciation			$ 2,634

As of December 31, 2012, the Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

	Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
	(1,537,000)	Australian Dollar	$ (1,598,036)	01/29/13	$ 5,593	$ -
	(791,000)	Australian Dollar	(816,638)	01/29/13	-	(2,895)
	(784,000)	Australian Dollar	(811,624)	01/29/13	-	(656)
	(70,000)	Australian Dollar	(73,186)	01/29/13	661	-
	789,000	Australian Dollar	815,481	01/29/13	1,980	-
	1,280,000	Australian Dollar	1,328,850	01/29/13	-	(2,677)
	3,147,000	Australian Dollar	3,305,294	01/29/13	-	(44,775)
	(1,523,000)	British Pound Sterling	(2,474,567)	01/29/13	736	-
	(517,000)	British Pound Sterling	(833,023)	01/29/13	-	(6,747)
	(505,000)	British Pound Sterling	(816,127)	01/29/13	-	(4,151)
	36,000	British Pound Sterling	58,596	01/29/13	-	(121)
	1,500,000	British Pound Sterling	2,437,490	01/29/13	-	(1,017)
	(201,000)	Canadian Dollar	(203,930)	01/29/13	1,986	-
	(145,000)	Canadian Dollar	(146,554)	01/29/13	873	-
	467,000	Canadian Dollar	469,171	01/29/13	21	-
	1,485,000	Canadian Dollar	1,505,833	01/29/13	-	(13,863)
	(1,225,000)	Euro	(1,614,234)	01/29/13	-	(3,131)
	(115,000)	Euro	(152,336)	01/29/13	502	-
	1,209,000	Euro	1,594,013	01/29/13	2,227	-
	1,323,000	Euro	1,746,213	01/29/13	541	-
	3,779,000	Euro	5,001,718	01/29/13	-	(12,313)
	(400,000,000)	Japanese Yen	(4,753,552)	01/29/13	135,339	-
	(358,730,000)	Japanese Yen	(4,262,866)	01/29/13	121,137	-
	(277,000,000)	Japanese Yen	(3,285,619)	01/29/13	87,506	-
	(63,000,000)	Japanese Yen	(748,406)	01/29/13	21,037	-
	(15,340,000)	Japanese Yen	(179,245)	01/29/13	2,136	-
	(9,910,000)	Japanese Yen	(114,398)	01/29/13	-	(18)
	11,000,000	Japanese Yen	130,349	01/29/13	-	(3,348)
	64,800,000	Japanese Yen	755,052	01/29/13	-	(6,901)
	207,409,000	Japanese Yen	2,470,119	01/29/13	-	(75,472)
	272,700,000	Japanese Yen	3,232,540	01/29/13	-	(84,073)
	(1,001,000)	New Zealand Dollar	(840,105)	01/29/13	14,485	-
	(992,000)	New Zealand Dollar	(812,315)	01/29/13	-	(5,882)
	(961,000)	New Zealand Dollar	(789,127)	01/29/13	-	(3,501)
	965,000	New Zealand Dollar	803,259	01/29/13	-	(7,332)
	997,000	New Zealand Dollar	814,971	01/29/13	7,350	-
	1,000,000	New Zealand Dollar	814,266	01/29/13	10,529	-
	1,971,000	New Zealand Dollar	1,655,839	01/29/13	-	(30,167)
	(2,010,000)	Norwegian Krone	(360,922)	01/29/13	-	(328)
	(258,000)	Norwegian Krone	(46,345)	01/29/13	-	(25)
	13,928,000	Norwegian Krone	2,486,747	01/29/13	16,477	-
	(1,971,000)	Singapore Dollar	(1,611,652)	01/29/13	-	(1,757)
	(1,969,000)	Singapore Dollar	(1,611,606)	01/29/13	-	(166)
	(1,727,000)	Singapore Dollar	(1,417,683)	01/29/13	4,006	-
	(1,632,000)	Singapore Dollar	(1,337,053)	01/29/13	1,140	-
	(1,024,000)	Singapore Dollar	(840,314)	01/29/13	2,094	-
	(494,000)	Singapore Dollar	(403,745)	01/29/13	-	(631)
	554,000	Singapore Dollar	454,576	01/29/13	-	(1,086)
	1,986,000	Singapore Dollar	1,624,554	01/29/13	1,133	-
	3,180,000	Singapore Dollar	2,612,231	01/29/13	-	(9,167)
	4,899,000	Singapore Dollar	4,012,827	01/29/13	-	(2,634)
	5,262,000	Swedish Krona	794,526	01/29/13	14,032	-
	(2,259,000)	Swiss Franc	(2,467,984)	01/29/13	-	(3,328)
	(1,486,000)	Swiss Franc	(1,628,274)	01/29/13	2,612	-
	(1,465,000)	Swiss Franc	(1,599,701)	01/29/13	-	(2,987)
	(777,000)	Swiss Franc	(849,638)	01/29/13	-	(388)
	53,000	Swiss Franc	58,179	01/29/13	-	(197)
	1,465,000	Swiss Franc	1,599,095	01/29/13	3,593	-
	1,468,000	Swiss Franc	1,608,686	01/29/13	-	(2,716)
	Unrealized gain (loss) on forward currency contracts				$ 459,726	$ (334,450)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2012:

Valuation Inputs			Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices			$ -	$ -
Level 2 - Other Significant Observable Inputs			15,496,090	125,276
Level 3 - Significant Unobservable Inputs			-	-
Total Investments			$ 15,496,090	$ 125,276

** Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD
U.S. Treasury Bills (a)(b) - 62.7%
$3,500,000	U.S. Treasury Bill	USD	0.11-0.15%	01/10/13	$3,499,979
3,500,000	U.S. Treasury Bill	USD	0.13	02/21/13	3,499,867
8,500,000	U.S. Treasury Bill	USD	0.13	03/21/13	8,499,405
20,500,000	U.S. Treasury Bill	USD	0.15	05/16/13	20,493,133
6,500,000	U.S. Treasury Bill	USD	0.12	06/13/13	6,497,003
Total U.S. Treasury Bills (Cost $42,482,143)					42,489,387

Foreign Treasury Securities (a)(b) - 20.5%
Central Bank - Singapore - 20.5%
17,000,000	Monetary Authority of Singapore Bill, Series 31 (Cost $13,951,585)	SGD	0.18	01/18/13	13,915,610

Time Deposits (a)(b) - 14.3%
20,319,064	Barclays Bank PLC	CNH	2.30	01/28/13	3,264,631
20,088,181	JP Morgan Bank Hong Kong	CNH	1.05	01/28/13	3,227,536
20,039,111	Standard Chartered Bank Hong Kong	CNH	2.70	01/17/13	3,219,651
Total Time Deposits (Cost $9,710,857)					9,711,818

Total Investments - 97.5% Cost ($66,144,585)*					$66,116,815

Net Unrealized Gain on Forward Currency Contracts - 0.4%					236,832
Other Assets and Liabilities, Net - 2.1%					1,435,171
NET ASSETS - 100.0%					$67,788,818

(a)			Rates shown are annualized yields at time of purchase.
(b)			All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
PLC			Public Limited Company

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation		$9,602
Gross Unrealized Depreciation		(37,372)
Net Unrealized Depreciation		$(27,770)

As of December 31, 2012, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
35,000,000	China Renminbi	$5,518,764	01/16/13	$91,804	$-
4,600,000	China Renminbi	725,380	01/16/13	12,009	-
55,000,000	New Taiwan Dollar	1,882,272	01/16/13	11,819	-
2,844,760	Singapore Dollar	2,328,469	01/16/13	252	-
(400,000)	Singapore Dollar	(328,200)	01/16/13	760	-
(500,000)	Singapore Dollar	(409,270)	01/16/13	-	(30)
800,000,000	South Korean Won	715,308	01/16/13	31,137	-
28,200,000	Malaysian Ringgit	9,148,418	02/20/13	40,040	-
4,300,000,000	South Korean Won	3,929,453	02/20/13	74,402	-
32,200,000	China Renminbi	5,122,494	03/20/13	15,186	-
3,700,000	Hong Kong Dollar	477,477	03/20/13	15	-
5,100,000	Malaysian Ringgit	1,659,886	03/20/13	-	(1,271)
2,000,000	Malaysian Ringgit	651,148	03/20/13	-	(711)
153,800,000	New Taiwan Dollar	5,329,175	03/20/13	-	(30,970)
78,000,000	New Taiwan Dollar	2,700,364	03/20/13	-	(13,368)
2,100,000,000	South Korean Won	1,948,956	03/20/13	3,532	-
2,000,000,000	South Korean Won	1,857,528	03/20/13	1,984	-
400,000,000	South Korean Won	371,661	03/20/13	242	-
Unrealized gain (loss) on forward currency contracts				$283,182	$(46,350)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2012:

Valuation Inputs		Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices		$ -	$ -
Level 2 - Other Significant Observable Inputs		66,116,815	236,832
Level 3 - Significant Unobservable Inputs		-	-
Total Investments		$ 66,116,815	$ 236,832

** Other Financial Instruments include derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills, Foreign Treasury Securities and Time Deposits.  Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK CURRENCY ENHANCED U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

Shares		Security Description				Value in USD

Exchange Traded Product - 96.7% (a)
14,850		SPDR S&P 500 ETF Trust (Cost $1,828,356)				$2,116,422

Total Investments - 96.7% Cost ($1,828,356)*						$2,116,422

Net Unrealized Gain on Forward Currency Contracts - 0.8%						$16,966

Other Assets and Liabilities, Net - 2.5%						54,729
NET ASSETS - 100.0%						$2,188,117

(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
ETF	Exchange Traded Fund

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

		Gross Unrealized Appreciation		$288,066
		Gross Unrealized Depreciation		-
		Net Unrealized Appreciation		$288,066

As of December 31, 2012, the Merk Currency Enhanced U.S. Equity Fund held the following futures contracts:
				Notional	Net Unrealized
Contracts		Type	Expiration Date	Contract Value	Appreciation
1		E-mini S&P 500 Future	03/15/13	$71,000	$523

As of December 31, 2012, the Merk Currency Enhanced U.S. Equity Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)			Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
(200,000)		Australian Dollar	$(207,942)	01/29/13	$728	$-
(115,000)		Australian Dollar	(118,727)	01/29/13	-	(421)
(105,000)		Australian Dollar	(108,700)	01/29/13	-	(88)
105,000		Australian Dollar	108,524	01/29/13	263	-
175,000		Australian Dollar	181,679	01/29/13	-	(366)
412,000		Australian Dollar	432,724	01/29/13	-	(5,862)
(24,000)		Canadian Dollar	(24,350)	01/29/13	237	-
(18,000)		Canadian Dollar	(18,193)	01/29/13	108	-
63,000		Canadian Dollar	63,293	01/29/13	3	-
194,000		Canadian Dollar	196,722	01/29/13	-	(1,811)
(299,000)		Swiss Franc	(326,661)	01/29/13	-	(441)
(205,000)		Swiss Franc	(223,849)	01/29/13	-	(418)
(199,000)		Swiss Franc	(218,053)	01/29/13	350	-
(100,000)		Swiss Franc	(109,349)	01/29/13	-	(50)
201,000		Swiss Franc	219,398	01/29/13	493	-
204,000		Swiss Franc	223,550	01/29/13	-	(377)
(159,000)		Euro	(209,521)	01/29/13	-	(406)
159,000		Euro	209,862	01/29/13	65	-
172,000		Euro	226,774	01/29/13	317	-
487,000		Euro	644,572	01/29/13	-	(1,587)
(199,000)		British Pound Sterling	(323,335)	01/29/13	96	-
(70,000)		British Pound Sterling	(112,788)	01/29/13	-	(914)
(67,000)		British Pound Sterling	(108,278)	01/29/13	-	(551)
202,000		British Pound Sterling	328,249	01/29/13	-	(137)
(99,191,000)		Japanese Yen	(1,178,708)	01/29/13	33,495	-
(37,000,000)		Japanese Yen	(438,873)	01/29/13	11,689	-
(9,070,000)		Japanese Yen	(107,747)	01/29/13	3,029	-
(570,000)		Japanese Yen	(6,580)	01/29/13	-	(1)
(504,000)		Japanese Yen	(5,889)	01/29/13	70	-
9,100,000		Japanese Yen	106,034	01/29/13	-	(969)
26,328,000		Japanese Yen	313,551	01/29/13	-	(9,580)
35,600,000		Japanese Yen	421,991	01/29/13	-	(10,970)
(207,000)		Norwegian Krone	(37,170)	01/29/13	-	(34)
1,796,000		Norwegian Krone	320,663	01/29/13	2,125	-
(133,000)		New Zealand Dollar	(108,909)	01/29/13	-	(789)
(130,000)		New Zealand Dollar	(106,750)	01/29/13	-	(474)
(129,000)		New Zealand Dollar	(108,265)	01/29/13	1,867	-
130,000		New Zealand Dollar	105,855	01/29/13	1,369	-
134,000		New Zealand Dollar	109,535	01/29/13	988	-
136,000		New Zealand Dollar	113,205	01/29/13	-	(1,033)
257,000		New Zealand Dollar	215,906	01/29/13	-	(3,934)
695,000		Swedish Krona	104,940	01/29/13	1,853	-
(266,000)		Singapore Dollar	(217,718)	01/29/13	-	(22)
(265,000)		Singapore Dollar	(216,686)	01/29/13	-	(236)
(224,000)		Singapore Dollar	(183,880)	01/29/13	520	-
(224,000)		Singapore Dollar	(183,517)	01/29/13	157	-
(134,000)		Singapore Dollar	(109,963)	01/29/13	274	-
(79,000)		Singapore Dollar	(64,566)	01/29/13	-	(101)
76,000		Singapore Dollar	62,361	01/29/13	-	(149)
266,000		Singapore Dollar	217,589	01/29/13	152	-
416,000		Singapore Dollar	341,726	01/29/13	-	(1,199)
673,000		Singapore Dollar	551,262	01/29/13	-	(362)
Unrealized gain (loss) on forward currency contracts					$60,248	$(43,282)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2012:

Valuation Inputs			Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices			$ 2,116,422	$ 523
Level 2 - Other Significant Observable Inputs			-	16,966
Level 3 - Significant Unobservable Inputs			-	-
Total Investments			$ 2,116,422	$ 17,489

**  Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

The Level 1 inputs in the Investments in Securities column displayed in this table are Exchange Traded Products. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 44.0% (a)

Government Agency - Germany - 2.5%
$76,490,000	Kreditanst Fur Wie EMTN	NOK	3.38%	01/18/13	$13,770,622

Municipal County - Germany - 5.8%
23,000,000	Gemeinsame Bundeslaender, Series 25	EUR	3.75	10/17/13	31,215,869

Non-U.S. Government - Australia - 4.3%
22,000,000	Australian Government Bond, Series 118	AUD	6.50	05/15/13	23,156,984

Non-U.S. Government - New Zealand - 4.4%
28,400,000	New Zealand Government Bond, Series 413	NZD	6.50	04/15/13	23,735,386

Non-U.S. Government - Singapore - 4.5%
28,550,000	Singapore Government Bond	SGD	3.63	07/01/14	24,572,983

Non-U.S. Government - Sweden - 0.7%
25,000,000	Sweden Government Bond, Series 1055	SEK	1.50	08/30/13	3,866,319

Regional Agency - Australia - 6.6%
21,000,000	New South Wales Treasury Corp., Series 813	AUD	5.50	08/01/13	22,132,940
13,000,000	Western Australia Treasury Corp., Series 13	AUD	8.00	06/15/13	13,803,484
					35,936,424

Regional Authority - Canada - 5.7%
11,000,000	Alberta Capital Finance Authority MTN (b)	CAD	1.37	02/05/13	11,064,472
7,000,000	Alberta Capital Finance Authority (b)	CAD	1.68	07/02/14	7,086,066
12,000,000	Province of British Columbia	CAD	8.50	08/23/13	12,626,722
					30,777,260

Sovereign Agency - Finland - 2.8%
85,560,000	Municipality Finance PLC Kunta EMTN	NOK	2.75	09/16/13	15,476,604

Sovereign Agency - Norway - 2.0%
59,000,000	Kommunalbanken AS EMTN	NOK	3.00	03/26/13	10,640,605

Supranational Bank - Germany - 4.7%
19,000,000	European Investment Bank EMTN	EUR	4.38	04/15/13	25,385,832
Total Foreign Bonds (Cost $230,832,753)					238,534,888

Foreign Treasury Securities - 41.0% (a)(c)

Central Bank - Singapore - 6.8%
45,000,000	Monetary Authority of Singapore Bill, Series 28	SGD	0.18	01/18/13	36,835,437

Non-U.S. Government - Belgium - 9.0%
19,000,000	Belgian Treasury Bill	EUR	0.00-0.01	01/17/13	25,078,438
18,000,000	Belgian Treasury Bill	EUR	0.02	07/18/13	23,756,168
					48,834,606

Non-U.S. Government - Canada - 4.8%
26,000,000	Canadian Treasury Bill	CAD	0.91	01/04/13	26,135,920

Non-U.S. Government - France - 11.8%
23,500,000	French Discount Treasury Bill	EUR	0.00	05/16/13	31,018,564
25,000,000	French Discount Treasury Bill	EUR	0.00-0.01	09/19/13	32,981,314
					63,999,878

Non-U.S. Government - Norway - 4.8%
145,000,000	Norwegian Treasury Bill	NOK	1.34	03/20/13	26,019,279

Non-U.S. Government - Sweden - 3.8%
135,000,000	Swedish Treasury Bill	SEK	0.75	03/20/13	20,719,728

Total Foreign Treasury Securities (Cost $220,802,964)					222,544,848

Shares
Exchange Traded Product - 7.8% (d)
262,000	SPDR Gold Trust (Cost $34,415,958)	USD			42,446,620

Total Investments - 92.8% (Cost $486,051,675)*					$503,526,356

Foreign Currencies - 5.7%:
Australian Dollar - 0.0%					229,646
Canadian Dollar - 0.2%					1,136,791
Danish Krone - 4.1%					21,934,156
Euro - 0.1%					253,298
Japanese Yen - 0.0%					1
New Zealand Dollar - 1.0%					5,317,561
Norwegian Krone - 0.1%					704,363
Singapore Dollar - 0.0%					38,998
Swedish Krona - 0.2%					1,225,787
Swiss Franc - 0.0%					11
Total Foreign Currencies (Cost $29,588,582)					30,840,612
Other Assets and Liabilities, Net - 1.5%					7,865,642
NET ASSETS - 100.0%					$542,232,610

(a)			All or portion of these securities are segregated to cover outstanding forward currency contract and future contract exposures.
(b)			Variable rate security. Rate presented is as of December 31, 2012.
(c)			Rates shown are annualized yields at time of purchase.
(d)			Non-income producing security.
EMTN			European Medium Term Note
MTN			Medium Term Note
PLC			Public Limited Company

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$18,006,654
Gross Unrealized Depreciation		(531,973)
Net Unrealized Appreciation		$17,474,681

As of December 31, 2012, the Merk Hard Currency Fund held the following futures contracts:
			Notional	Net Unrealized
Contracts	Type	Expiration Date	Contract Value	(Depreciation)
25	Gold 100 Oz. Future	02/28/13	$4,189,500	$(188,700)

As of December 31, 2012, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)

(1,216,575)	New Zealand Dollar	$(1,000,000)	01/03/13	$-	$(5,175)
(6,498,410)	Swedish Krona	(1,000,000)	01/03/13	804	-
(1,000,000,000)	Japanese Yen	(11,850,293)	01/04/13	307,220	-
(1,000,000,000)	Japanese Yen	(11,851,711)	01/04/13	308,638	-
(1,000,000,000)	Japanese Yen	(11,851,711)	01/04/13	308,638	-
(500,000,000)	Japanese Yen	(5,925,146)	01/04/13	153,610	-
(500,000,000)	Japanese Yen	(5,926,270)	01/04/13	154,734	-
600,000,000	Japanese Yen	6,968,398	01/04/13	-	(42,555)
600,000,000	Japanese Yen	6,970,843	01/04/13	-	(44,999)
700,000,000	Japanese Yen	8,132,651	01/04/13	-	(52,499)
700,000,000	Japanese Yen	8,132,651	01/04/13	-	(52,499)
700,000,000	Japanese Yen	8,129,798	01/04/13	-	(49,647)
700,000,000	Japanese Yen	8,129,798	01/04/13	-	(49,647)
(700,000,000)	Japanese Yen	(8,133,019)	01/09/13	52,524	-
(700,000,000)	Japanese Yen	(8,130,147)	01/09/13	49,652	-
(700,000,000)	Japanese Yen	(8,133,019)	01/09/13	52,524	-
(700,000,000)	Japanese Yen	(8,130,147)	01/09/13	49,652	-
(600,000,000)	Japanese Yen	(6,968,698)	01/09/13	42,559	-
(600,000,000)	Japanese Yen	(6,971,159)	01/09/13	45,020	-
Unrealized gain (loss) on forward currency contracts				$1,525,575	$(297,021)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2012:

		Level 1	Level 2	Level 3	Total
	Assets
	Investments at Value:
	Foreign Bonds	$-	$238,534,888	$-	$238,534,888
	Foreign Treasury Securities	-	222,544,848	-	222,544,848
	Exchange Traded Product	42,446,620	-	-	42,446,620
	Total Investments at Value	42,446,620	461,079,736	-	503,526,356
	Other Financial Instruments**:
	Forward Currency Contracts	-	1,525,575	-	1,525,575
	Total Assets	$42,446,620	$462,605,311	$-	$505,051,931

	Liabilities
	Other Financial Instruments**:
	Forward Currency Contracts	-	(297,021)	-	(297,021)
	Futures	(188,700)	-	-	(188,700)
	Total Liabilities	$(188,700)	$(297,021)	$-	$(485,721)

**  Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and futures which are valued at the unrealized appreciation (depreciation) of the instrument.

	There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (Unaudited)

AF	Shares	Security Description	Value

Common Stock - 95.9%
Communications - 2.8%
42,000	John Wiley & Sons, Inc., Class A	$1,635,060

Consumer Discretionary - 9.6%
38,100	Hasbro, Inc.	1,367,790
21,700	McDonald's Corp.	1,914,157
24,000	The McGraw-Hill Cos., Inc.	1,312,080
24,788	TJX Cos., Inc.	1,052,251
		5,646,278
Consumer Staples - 8.3%
33,535	Molson Coors Brewing Co., Class B	1,434,963
23,020	PepsiCo, Inc.	1,575,258
11,000	Wal-Mart Stores, Inc.	750,530
21,500	Weight Watchers International, Inc.	1,125,740
		4,886,491
Energy - 13.3%
47,000	BP PLC, ADR	1,957,080
34,000	ConocoPhillips	1,971,660
75,000	Peabody Energy Corp.	1,995,750
37,600	The Williams Cos., Inc.	1,231,024
44,300	WPX Energy, Inc. (a)	659,184
		7,814,698
Financial - 14.1%
34,700	Aflac, Inc.	1,843,264
54,700	American International Group, Inc. (a)	1,930,910
145,500	Bank of America Corp.	1,687,800
20,300	Berkshire Hathaway, Inc., Class B (a)	1,820,910
30,500	Wells Fargo & Co.	1,042,490
		8,325,374
Health Care - 10.3%
27,284	Abbott Laboratories	1,787,102
13,918	Johnson & Johnson	975,652
44,555	Sanofi-Aventis SA, ADR	2,111,016
32,700	Teva Pharmaceutical Industries, Ltd., ADR	1,221,018
		6,094,788
Industrials - 19.8%
56,325	CSX Corp.	1,111,292
19,125	Cummins, Inc.	2,072,194
31,215	General Dynamics Corp.	2,162,263
45,000	Iron Mountain, Inc.	1,397,250
25,000	Joy Global, Inc.	1,594,500
20,620	Parker Hannifin Corp.	1,753,937
19,000	United Technologies Corp.	1,558,190
		11,649,626
Materials - 2.7%
165,200	Alpha Natural Resources, Inc. (a)	1,609,048

Technology - 15.0%
19,000	Accenture PLC, Class A	1,263,500
3,778	Apple, Inc.	2,013,787
40,000	Harris Corp.	1,958,400
64,300	Microsoft Corp.	1,718,739
280,000	Xerox Corp.	1,909,600
		8,864,026

Total Common Stock (Cost $50,067,767)	56,525,389

Investment Companies - 4.6%
20,000	Vanguard MSCI EAFE ETF	704,600
45,000	Vanguard MSCI Emerging Markets ETF (a)	2,003,850

Total Investment Companies (Cost $2,487,256)	2,708,450

Total Investments - 100.5% (Cost $52,555,023)*	$59,233,839

Other Assets & Liabilities, Net – (0.5)%	(270,135)
Net Assets – 100.0%	$58,963,704

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,231,929
Gross Unrealized Depreciation	(553,113)
Net Unrealized Appreciation	$6,678,816

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$59,233,839
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$59,233,839

The Level 1 inputs displayed in this table are Common Stock and Investment Companies. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended December 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	February 19, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 19, 2013